   As filed with the Securities and Exchange Commission on December 17, 2008

                                                             File No. 333-23171
                                                                      811-04721
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-6


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                         [_]

                     Post-Effective Amendment No. 23                       [X]

                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            Amendment No. 51                               [X]
                    (Check appropriate box or boxes.)


                               -----------------

                 Phoenix Life Variable Universal Life Account
                          (Exact Name of Registrant)

                               -----------------

                        Phoenix Life Insurance Company
                              (Name of Depositor)

                               -----------------

              One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                             John R. Flores, Esq.
                        Phoenix Life Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on __________ pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

================================================================================

                                    PART A

This Post-Effective Amendment incorporates by reference the prospectus dated May 1, 2008, as filed in Post-Effective Amendment No. 22 to Registration Statement on Form N-6 (File No. 333-23171), filed on May 1, 2008. This Post-Effective Amendment also incorporates by reference Supplements dated September 16, 2008 to various prospectuses including Phoenix Estate Edge and Phoenix Estate Strategies, filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 16, 2008 in connection with the Registration Statement (File No. 333-23171).

                                    Part B


                                Estate Edge(R)

                 Phoenix Life Variable Universal Life Account

                   Issued By: Phoenix Life Insurance Company


 STATEMENT OF ADDITIONAL INFORMATION                        December 17, 2008


                               -----------------

     Flexible Premium Fixed and Variable Universal Life Insurance Policies


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2008 as supplemented on September 16, 2008. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                               -----------------

                               TABLE OF CONTENTS


                                                   Page
-------------------------------------------------------

Phoenix Life Insurance Company                        2
The Separate Account..............................    2
The Policy........................................    3
Services..........................................    3
Information Sharing Agreements....................    4
Underwriter.......................................    4
Performance History...............................    4
Additional Information............................    5
Safekeeping of the Separate Account's Assets......    5
State Regulation..................................    5
Reports...........................................    6
Experts...........................................    6
Separate Account Financial Statements............. SA-1
Company Financial Statements......................  F-1


                               -----------------

If you have any questions, please contact us at:

                                    [GRAPHIC] Phoenix                                             [GRAPHIC]
                                               Variable
                                               Products Mail
                                               Operations                                                   Tel. (800)
                                               ("VPMO")                                                     541-0171
                                              PO Box 8027
                                              Boston,
                                              Massachusetts
                                              02266-8027

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Surplus
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the investment option's investment results.

The Separate Account
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses, whether or not realized, of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

Reinvestment and Redemption
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date.

Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first valuation date of that investment option. The unit value of an investment option on any other valuation date is determined by multiplying the unit value of that investment option on the just prior valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

                           (A) + (B)
                           ------------  (D) where:
                              (C)

(A) =the value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B) =the amount of any dividend (or, if applicable, any capital gain distribution) received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C) =the value of the assets in the investment option as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D) =the sum of the following daily charges multiplied by the number of days in the current valuation period:

    1. the mortality and expense risk charge; and

    2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

The Policy
--------------------------------------------------------------------------------

The number of units credited to an investment option of the Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

Suicide
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within two years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

Incontestability
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for two years from the policy date.

Misstatement of Age or Sex
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 31 Tech Valley Drive, East Greenbush, New York 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------

Other Service Providers
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                 $ 86,000
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------

Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                $159,779.94
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------


Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing (PNCGIS) (formerly PFPC, Inc.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $548,916.200
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------

Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix Life Insurance Company has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix Life Insurance Company or the underlying funds in accordance with their established policies.


Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. PEPCO is a directly wholly owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"). Virtus is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix. PEPCO'S principal business address is 100 Pearl Street, Hartford, CT 06103.

PEPCO, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.


Performance History
--------------------------------------------------------------------------------


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account.
The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


Example Calculation:

The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:

         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:. $1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:.........  1.000792
         Calculation:
         Ending account value...............................  1.000792

         Less beginning account value......................... 1.000000
         Net change in account value.......................... 0.000792
         Base period return:
         (adjusted change/beginning account value)............ 0.000791
         Current annual yield = return x (365/7) =............    4.12%
         Effective annual yield = [(1 + return)/365/7/] - 1 =.    4.21%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) (S&P 500)

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

Additional Information
--------------------------------------------------------------------------------

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose of which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

.. internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

Safekeeping of the Separate Account's Assets
--------------------------------------------------------------------------------

We hold the assets of the Separate Account. The assets of the Separate Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the policies described in the prospectus.

[LOGO]
PHOENIX



--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                                AIM V.I. Capital                         AIM V.I. Mid Cap
                                                               Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -
                                                                     Class I          Fund - Class I         Class I
                                                               ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                    $      9,061,366     $      3,949,992    $      4,915,790
                                                               ------------------- -------------------- ------------------
   Total Assets                                                 $      9,061,366     $      3,949,992    $      4,915,790
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $              -    $              -
                                                               ------------------- -------------------- ------------------
         Total Net Assets                                       $      9,061,366     $      3,949,992    $      4,915,790
                                                               =================== ==================== ==================
                                                               =================== ==================== ==================
         Units Outstanding                                             7,901,941            3,367,395           3,767,650
                                                               =================== ==================== ==================
   Investment shares held                                                308,524              135,692             337,390
   Investments at cost                                          $      6,412,790     $      3,422,488    $      4,531,124

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.26     $           1.18    $           1.33
             Estate Edge(R)                                     $           1.12     $           1.17    $           1.30
             Estate Strategies                                  $           1.23     $              -    $           1.32
             Executive Benefit                                  $           1.26     $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.13     $           1.17    $           1.30
             Phoenix Benefit Choice VUL/SM/                     $              -     $              -    $              -
             Phoenix Express VUL(R)                             $              -     $              -    $              -
             The Phoenix Edge(R)                                $              -     $              -    $           1.31
             The Phoenix Edge(R)--SPVL                          $           1.26     $           1.18    $           1.33

                                                                 Alger American
                                                                Leveraged AllCap
                                                               Portfolio - Class O
                                                               -------------------
Assets:
   Investments at fair value                                    $     15,227,241
                                                               -------------------
   Total Assets                                                 $     15,227,241
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     15,227,241
                                                               ===================
                                                               ===================
         Units Outstanding                                            13,759,535
                                                               ===================
   Investment shares held                                                274,909
   Investments at cost                                          $      7,140,520

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.52
             Estate Edge(R)                                     $           1.04
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.07
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           1.47

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                      Anchor Series Trust
                                                 Anchor Series Trust     Government &     Anchor Series Trust Anchor Series Trust
                                                 Capital Appreciation    Quality Bond      Growth and Income  Growth Portfolio -
                                                 Portfolio - Class 1  Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 -------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                       $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 -------------------- ------------------- ------------------- -------------------
   Total Assets                                    $      3,019,916    $        397,991    $        301,696    $      2,321,328
Liabilities:
   Payable to Phoenix Life Insurance Company       $              -    $              -    $              -    $              -
                                                 -------------------- ------------------- ------------------- -------------------
         Total Net Assets                          $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 ==================== =================== =================== ===================
                                                 ==================== =================== =================== ===================
         Units Outstanding                                   23,547               8,259               6,421              20,965
                                                 ==================== =================== =================== ===================
   Investment shares held                                    65,381              26,451              28,163              82,741
   Investments at cost                             $      2,131,149    $        380,575    $        351,008    $      2,210,588

         Unit Value
             ICAP Plus Variable Life               $         136.89    $          33.21    $          48.37    $          75.52
             RSVP Variable Life                    $         128.12    $          48.27    $          46.89    $         114.03

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                             Anchor Series Trust
                                                 Anchor Series Trust Anchor Series Trust Anchor Series Trust  Strategic Multi-
                                                    Money Market         Multi-Asset      Natural Resources   Asset Portfolio -
                                                 Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 ------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 ------------------- ------------------- ------------------- -------------------
   Total Assets                                   $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
Liabilities:
   Payable to Phoenix Life Insurance Company      $              -    $              -    $              -    $              -
                                                 ------------------- ------------------- ------------------- -------------------
         Total Net Assets                         $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 =================== =================== =================== ===================
                                                 =================== =================== =================== ===================
         Units Outstanding                                  31,481              64,958               9,011              34,358
                                                 =================== =================== =================== ===================
   Investment shares held                                  764,830             416,799              15,968             183,146
   Investments at cost                            $        764,830    $      4,122,604    $        402,850    $      1,697,838

         Unit Value
             ICAP Plus Variable Life              $          19.89    $          46.72    $         118.17    $          56.64
             RSVP Variable Life                   $          24.61    $          46.60    $         124.16    $          53.91

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                DWS Equity 500  Federated Fund for   Federated High
                                                               Index Fund VIP -  U.S. Government    Income Bond Fund
                                                                   Class A        Securities II    II - Primary Shares
                                                               ---------------- ------------------ -------------------
Assets:
   Investments at fair value                                    $   43,822,482   $     37,541,562   $      9,539,208
                                                               ---------------- ------------------ -------------------
   Total Assets                                                 $   43,822,482   $     37,541,562   $      9,539,208
Liabilities:
   Payable to Phoenix Life Insurance Company                    $            -   $              -   $              -
                                                               ---------------- ------------------ -------------------
         Total Net Assets                                       $   43,822,482   $     37,541,562   $      9,539,208
                                                               ================ ================== ===================
                                                               ================ ================== ===================
         Units Outstanding                                          30,163,557         25,838,550          6,778,906
                                                               ================ ================== ===================
   Investment shares held                                            2,821,795          3,255,990          1,273,593
   Investments at cost                                          $   34,688,114   $     37,118,428   $      9,820,078

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $         1.49   $           1.43   $           1.60
             Estate Edge(R)                                     $         1.42   $           1.46   $           1.39
             Estate Strategies                                  $         1.46   $           1.32   $           1.56
             Executive Benefit                                  $         1.49   $           1.35   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $         1.42   $           1.47   $           1.39
             Phoenix Benefit Choice VUL/SM/                     $            -   $              -   $              -
             Phoenix Express VUL(R)                             $            -   $              -   $              -
             The Phoenix Edge(R)                                $         1.45   $           1.32   $           1.44
             The Phoenix Edge(R)--SPVL                          $         1.49   $           1.39   $           1.52

                                                                  Fidelity VIP
                                                                  Contrafund(R)
                                                               Portfolio - Service
                                                                      Class
                                                               -------------------
Assets:
   Investments at fair value                                     $    81,122,146
                                                               -------------------
   Total Assets                                                  $    81,122,146
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               -------------------
         Total Net Assets                                        $    81,122,146
                                                               ===================
                                                               ===================
         Units Outstanding                                            49,616,626
                                                               ===================
   Investment shares held                                              2,918,063
   Investments at cost                                           $    76,089,633

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.89
             Estate Edge(R)                                      $          1.57
             Estate Strategies                                   $          1.95
             Executive Benefit                                   $          2.01
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.59
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $          1.82
             The Phoenix Edge(R)--SPVL                           $          2.00

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Fidelity VIP Growth                       Fidelity VIP
                                                                  Opportunities    Fidelity VIP Growth Investment Grade
                                                               Portfolio - Service Portfolio - Service Bond Portfolio -
                                                                      Class               Class         Service Class
                                                               ------------------- ------------------- ----------------
Assets:
   Investments at fair value                                     $     8,378,170     $    20,423,124   $     2,264,376
                                                               ------------------- ------------------- ----------------
   Total Assets                                                  $     8,378,170     $    20,423,124   $     2,264,376
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -     $             -   $             -
                                                               ------------------- ------------------- ----------------
         Total Net Assets                                        $     8,378,170     $    20,423,124   $     2,264,376
                                                               =================== =================== ================
                                                               =================== =================== ================
         Units Outstanding                                             7,718,708          22,189,885         2,181,954
                                                               =================== =================== ================
   Investment shares held                                                375,366             453,947           178,720
   Investments at cost                                           $     6,162,589     $    13,136,904   $     2,221,159

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.45     $          1.09   $             -
             Estate Edge(R)                                      $          1.06     $          0.89   $          1.04
             Estate Strategies                                   $             -     $          1.24   $             -
             Executive Benefit                                   $             -     $             -   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.06     $          0.91   $          1.04
             Phoenix Benefit Choice VUL/SM/                      $             -     $             -   $             -
             Phoenix Express VUL(R)                              $             -     $             -   $             -
             The Phoenix Edge(R)                                 $             -     $          1.09   $             -
             The Phoenix Edge(R)--SPVL                           $          1.45     $          1.09   $          1.05

                                                                Franklin Income
                                                               Securities Fund -
                                                                    Class 2
                                                               -----------------
Assets:
   Investments at fair value                                    $     2,115,995
                                                               -----------------
   Total Assets                                                 $     2,115,995
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $     2,115,995
                                                               =================
                                                               =================
         Units Outstanding                                            1,842,574
                                                               =================
   Investment shares held                                               122,242
   Investments at cost                                          $     2,101,946

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.16
             Estate Edge(R)                                     $          1.15
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.15
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.15
             The Phoenix Edge(R)--SPVL                          $          1.16


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                               Small Cap Portfolio Debenture Portfolio      and Income
                                                                 - Service Shares       - Class VC     Portfolio - Class VC
                                                               ------------------- ------------------- --------------------
Assets:
   Investments at fair value                                    $      1,967,513    $      5,312,303     $     24,495,483
                                                               ------------------- ------------------- --------------------
   Total Assets                                                 $      1,967,513    $      5,312,303     $     24,495,483
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -    $              -     $              -
                                                               ------------------- ------------------- --------------------
         Total Net Assets                                       $      1,967,513    $      5,312,303     $     24,495,483
                                                               =================== =================== ====================
                                                               =================== =================== ====================
         Units Outstanding                                             1,691,026           4,523,048           19,454,756
                                                               =================== =================== ====================
   Investment shares held                                                197,146             451,342              877,660
   Investments at cost                                          $      2,790,862    $      5,292,967     $     23,424,719

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.19    $           1.20     $           1.28
             Estate Edge(R)                                     $           1.16    $           1.17     $           1.26
             Estate Strategies                                  $           1.17    $           1.18     $           1.27
             Executive Benefit                                  $              -    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.16    $           1.17     $           1.26
             Phoenix Benefit Choice VUL/SM/                     $              -    $              -     $              -
             Phoenix Express VUL(R)                             $              -    $              -     $              -
             The Phoenix Edge(R)                                $              -    $           1.18     $           1.27
             The Phoenix Edge(R)--SPVL                          $           1.19    $           1.20     $           1.28

                                                                Lord Abbett Mid-
                                                               Cap Value Portfolio
                                                                    - Class VC
                                                               -------------------
Assets:
   Investments at fair value                                    $     10,370,122
                                                               -------------------
   Total Assets                                                 $     10,370,122
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     10,370,122
                                                               ===================
                                                               ===================
         Units Outstanding                                             8,584,029
                                                               ===================
   Investment shares held                                                548,683
   Investments at cost                                          $     11,059,948

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.23
             Estate Edge(R)                                     $           1.21
             Estate Strategies                                  $           1.22
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.21
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.22
             The Phoenix Edge(R)--SPVL                          $           1.23

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                 Mutual Shares    Neuberger Berman    Neuberger Berman
                                                               Securities Fund -    AMT Fasciano        AMT Guardian
                                                                    Class 2      Portfolio - S Class Portfolio - S Class
                                                               ----------------- ------------------- -------------------
Assets:
   Investments at fair value                                   $     45,267,430   $          9,264    $      1,110,744
                                                               ----------------- ------------------- -------------------
   Total Assets                                                $     45,267,430   $          9,264    $      1,110,744
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $              -    $              -
                                                               ----------------- ------------------- -------------------
         Total Net Assets                                      $     45,267,430   $          9,264    $      1,110,744
                                                               ================= =================== ===================
                                                               ================= =================== ===================
         Units Outstanding                                           22,697,644              9,610             986,056
                                                               ================= =================== ===================
   Investment shares held                                             2,242,072                638              52,842
   Investments at cost                                         $     37,299,734   $          9,325    $      1,078,469

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.65   $              -    $           1.14
             Estate Edge(R)                                    $           2.08   $              -    $           1.13
             Estate Strategies                                 $           1.61   $              -    $              -
             Executive Benefit                                 $           1.65   $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.05   $           0.96    $           1.13
             Phoenix Benefit Choice VUL/SM/                    $              -   $              -    $              -
             Phoenix Express VUL(R)                            $              -   $              -    $              -
             The Phoenix Edge(R)                               $           1.89   $              -    $              -
             The Phoenix Edge(R)--SPVL                         $           1.71   $              -    $           1.14

                                                                   Oppenheimer
                                                               Capital Appreciation
                                                                Fund/VA - Service
                                                                      Shares
                                                               --------------------
Assets:
   Investments at fair value                                     $        782,690
                                                               --------------------
   Total Assets                                                  $        782,690
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                               --------------------
         Total Net Assets                                        $        782,690
                                                               ====================
                                                               ====================
         Units Outstanding                                                679,560
                                                               ====================
   Investment shares held                                                  16,731
   Investments at cost                                           $        679,419

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.17
             Estate Edge(R)                                      $           1.15
             Estate Strategies                                   $              -
             Executive Benefit                                   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.15
             Phoenix Benefit Choice VUL/SM/                      $              -
             Phoenix Express VUL(R)                              $              -
             The Phoenix Edge(R)                                 $              -
             The Phoenix Edge(R)--SPVL                           $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Oppenheimer    Oppenheimer Main
                                                               Global Securities Street Small Cap      Phoenix
                                                               Fund/VA - Service Fund/VA - Service  Capital Growth
                                                                    Shares            Shares           Series
                                                               ----------------- ----------------- ---------------
Assets:
   Investments at fair value                                    $     1,409,969  $      1,171,944  $  178,892,078
                                                               ----------------- ----------------- ---------------
   Total Assets                                                 $     1,409,969  $      1,171,944  $  178,892,078
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -  $              -  $            -
                                                               ----------------- ----------------- ---------------
         Total Net Assets                                       $     1,409,969  $      1,171,944  $  178,892,078
                                                               ================= ================= ===============
                                                               ================= ================= ===============
         Units Outstanding                                            1,254,856         1,195,452      44,357,519
                                                               ================= ================= ===============
   Investment shares held                                                38,874            64,998      10,644,760
   Investments at cost                                          $     1,384,874  $      1,231,874  $  195,240,576

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.14  $           0.99  $         1.04
             Estate Edge(R)                                     $          1.12  $           0.98  $         4.16
             Estate Strategies                                  $             -  $              -  $         1.01
             Executive Benefit                                  $             -  $              -  $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.12  $           0.98  $         4.16
             Phoenix Benefit Choice VUL/SM/                     $             -  $              -  $            -
             Phoenix Express VUL(R)                             $             -  $              -  $            -
             The Phoenix Edge(R)                                $             -  $           0.98  $         4.43
             The Phoenix Edge(R)--SPVL                          $             -  $           0.99  $         0.71


                                                               Phoenix Growth and
                                                                 Income Series
                                                               ------------------
Assets:
   Investments at fair value                                    $     38,868,819
                                                               ------------------
   Total Assets                                                 $     38,868,819
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     38,868,819
                                                               ==================
                                                               ==================
         Units Outstanding                                            25,041,301
                                                               ==================
   Investment shares held                                              2,601,652
   Investments at cost                                          $     30,890,548

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.37
             Estate Edge(R)                                     $           1.52
             Estate Strategies                                  $           1.33
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.60
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.52
             The Phoenix Edge(R)--SPVL                          $           1.51

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                   Phoenix Multi-
                                                                Phoenix Mid-Cap  Phoenix Money      Sector Fixed
                                                                Growth Series   Market Series        Income Series
                                                               ---------------- ---------------    ---------------
Assets:
   Investments at fair value                                   $    38,989,762  $    60,100,321    $    88,583,280
                                                               ---------------- ---------------    ---------------
   Total Assets                                                $    38,989,762  $    60,100,321    $    88,583,280
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             -  $             -    $             -
                                                               ---------------- ---------------    ---------------
         Total Net Assets                                      $    38,989,762  $    60,100,321    $    88,583,280
                                                               ================ ===============    ===============
                                                               ================ ===============    ===============
         Units Outstanding                                          23,979,767       33,620,525         24,646,854
                                                               ================ ===============    ===============
   Investment shares held                                            2,377,727        6,010,033          9,750,229
   Investments at cost                                         $    34,383,181  $    60,100,321    $    90,564,733

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          0.93  $          1.22    $          1.56
             Estate Edge(R)                                    $          1.64  $          1.86    $          3.68
             Estate Strategies                                 $             -  $          1.14    $          1.52
             Executive Benefit                                 $          1.01  $          1.18    $          1.56
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.67  $          1.86    $          3.68
             Phoenix Benefit Choice VUL/SM/                    $             -  $             -    $             -
             Phoenix Express VUL(R)                            $             -  $             -    $             -
             The Phoenix Edge(R)                               $          1.56  $          2.32    $          4.23
             The Phoenix Edge(R)--SPVL                         $          0.94  $          1.21    $          1.63

                                                                Phoenix Multi-
                                                               Sector Short Term
                                                                  Bond Series
                                                               -----------------
Assets:
   Investments at fair value                                    $    10,937,939
                                                               -----------------
   Total Assets                                                 $    10,937,939
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $    10,937,939
                                                               =================
                                                               =================
         Units Outstanding                                            9,350,033
                                                               =================
   Investment shares held                                             1,108,620
   Investments at cost                                          $    11,143,858

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.21
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $          1.19
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.18
             The Phoenix Edge(R)--SPVL                          $          1.21

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                               Allocation Series International Series  Cap Growth Series
                                                               ----------------- -------------------- --------------------
Assets:
   Investments at fair value                                    $    72,854,533    $    111,898,373     $     15,787,693
                                                               ----------------- -------------------- --------------------
   Total Assets                                                 $    72,854,533    $    111,898,373     $     15,787,693
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -    $              -     $              -
                                                               ----------------- -------------------- --------------------
         Total Net Assets                                       $    72,854,533    $    111,898,373     $     15,787,693
                                                               ================= ==================== ====================
                                                               ================= ==================== ====================
         Units Outstanding                                           15,664,598          28,168,631            6,482,073
                                                               ================= ==================== ====================
   Investment shares held                                             5,624,162           5,845,469              884,411
   Investments at cost                                          $    77,479,554    $     83,274,462     $     15,166,546

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.42    $           1.85     $           2.53
             Estate Edge(R)                                     $          4.90    $           4.17     $           2.43
             Estate Strategies                                  $          1.36    $           2.11     $           2.48
             Executive Benefit                                  $          1.42    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.90    $           4.17     $           2.43
             Phoenix Benefit Choice VUL/SM/                     $             -    $              -     $              -
             Phoenix Express VUL(R)                             $             -    $              -     $              -
             The Phoenix Edge(R)                                $          5.24    $           4.40     $           2.47
             The Phoenix Edge(R)--SPVL                          $          1.41    $           1.77     $           2.53

                                                                 Phoenix-Duff &
                                                               Phelps Real Estate
                                                               Securities Series
                                                               ------------------
Assets:
   Investments at fair value                                    $    32,925,291
                                                               ------------------
   Total Assets                                                 $    32,925,291
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $    32,925,291
                                                               ==================
                                                               ==================
         Units Outstanding                                            7,483,908
                                                               ==================
   Investment shares held                                             1,227,494
   Investments at cost                                          $    23,707,972

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          3.08
             Estate Edge(R)                                     $          4.66
             Estate Strategies                                  $          2.81
             Executive Benefit                                  $          2.88
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.66
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          4.83
             The Phoenix Edge(R)--SPVL                          $          3.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Phoenix-S&P        Phoenix-S&P        Phoenix-S&P
                                                                 Dynamic Asset      Dynamic Asset      Dynamic Asset
                                                               Allocation Series: Allocation Series: Allocation Series:
                                                               Aggressive Growth        Growth            Moderate
                                                               ------------------ ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,612,335   $     8,430,710    $       370,816
                                                               ------------------ ------------------ ------------------
   Total Assets                                                 $      2,612,335   $     8,430,710    $       370,816
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -   $             -    $             -
                                                               ------------------ ------------------ ------------------
         Total Net Assets                                       $      2,612,335   $     8,430,710    $       370,816
                                                               ================== ================== ==================
                                                               ================== ================== ==================
         Units Outstanding                                             2,169,254         7,146,662            329,771
                                                               ================== ================== ==================
   Investment shares held                                                220,241           730,563             34,158
   Investments at cost                                          $      2,426,612   $     7,884,395    $       362,816

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.22   $          1.19    $          1.14
             Estate Edge(R)                                     $           1.20   $          1.17    $          1.12
             Estate Strategies                                  $              -   $             -    $             -
             Executive Benefit                                  $              -   $             -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.20   $          1.17    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -   $             -    $             -
             Phoenix Express VUL(R)                             $              -   $             -    $             -
             The Phoenix Edge(R)                                $              -   $             -    $             -
             The Phoenix Edge(R)--SPVL                          $           1.22   $          1.19    $             -

                                                                  Phoenix-S&P
                                                                 Dynamic Asset
                                                               Allocation Series:
                                                                Moderate Growth
                                                               ------------------
Assets:
   Investments at fair value                                    $     3,354,240
                                                               ------------------
   Total Assets                                                 $     3,354,240
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $     3,354,240
                                                               ==================
                                                               ==================
         Units Outstanding                                            2,885,235
                                                               ==================
   Investment shares held                                               296,930
   Investments at cost                                          $     3,262,945

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.18
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $             -
             The Phoenix Edge(R)--SPVL                          $          1.18

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Phoenix-Sanford  Phoenix-Sanford    Phoenix-Van
                                                               Bernstein Mid-Cap Bernstein Small- Kampen Comstock
                                                                 Value Series    Cap Value Series     Series
                                                               ----------------- ---------------- ----------------
Assets:
   Investments at fair value                                   $     37,502,083   $   21,096,063  $     34,763,858
                                                               ----------------- ---------------- ----------------
   Total Assets                                                $     37,502,083   $   21,096,063  $     34,763,858
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $            -  $              -
                                                               ----------------- ---------------- ----------------
         Total Net Assets                                      $     37,502,083   $   21,096,063  $     34,763,858
                                                               ================= ================ ================
                                                               ================= ================ ================
         Units Outstanding                                           18,094,739        9,234,456        19,824,955
                                                               ================= ================ ================
   Investment shares held                                             2,956,415        1,458,719         2,782,695
   Investments at cost                                         $     33,693,893   $   20,201,589  $     34,994,986

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.27   $         2.14  $           1.16
             Estate Edge(R)                                    $           1.99   $         2.17  $           1.82
             Estate Strategies                                 $           2.15   $         2.06  $           1.20
             Executive Benefit                                 $           2.29   $         2.11  $           1.21
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.07   $         2.35  $           1.86
             Phoenix Benefit Choice VUL/SM/                    $              -   $            -  $              -
             Phoenix Express VUL(R)                            $              -   $            -  $              -
             The Phoenix Edge(R)                               $           2.34   $         2.04  $           1.81
             The Phoenix Edge(R)--SPVL                         $           2.65   $         2.11  $           1.16

                                                                  Phoenix-Van
                                                               Kampen Equity 500
                                                                 Index Series
                                                               -----------------
Assets:
   Investments at fair value                                   $     51,242,396
                                                               -----------------
   Total Assets                                                $     51,242,396
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     51,242,396
                                                               =================
                                                               =================
         Units Outstanding                                           32,958,543
                                                               =================
   Investment shares held                                             3,879,961
   Investments at cost                                         $     49,109,366

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.14
             Estate Edge(R)                                    $           1.58
             Estate Strategies                                 $           1.22
             Executive Benefit                                 $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.58
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           1.55
             The Phoenix Edge(R)--SPVL                         $           1.20

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                    PIMCO VIT
                                                                  CommodityReal
                                                                 Return Strategy     PIMCO VIT Real    PIMCO VIT Total
                                                               Portfolio - Advisor Return Portfolio - Return Portfolio -
                                                                      Class          Advisor Class      Advisor Class
                                                               ------------------- ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,742,491     $      947,578    $     1,378,268
                                                               ------------------- ------------------ ------------------
   Total Assets                                                 $      2,742,491     $      947,578    $     1,378,268
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $            -    $             -
                                                               ------------------- ------------------ ------------------
         Total Net Assets                                       $      2,742,491     $      947,578    $     1,378,268
                                                               =================== ================== ==================
                                                               =================== ================== ==================
         Units Outstanding                                             2,350,823            848,060          1,231,702
                                                               =================== ================== ==================
   Investment shares held                                                205,430             75,382            131,389
   Investments at cost                                          $      2,518,409     $      916,901    $     1,328,639

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.18     $         1.13    $          1.13
             Estate Edge(R)                                     $           1.17     $         1.12    $          1.12
             Estate Strategies                                  $              -     $            -    $             -
             Executive Benefit                                  $              -     $            -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.17     $         1.12    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -     $            -    $             -
             Phoenix Express VUL(R)                             $              -     $            -    $             -
             The Phoenix Edge(R)                                $              -     $         1.12    $             -
             The Phoenix Edge(R)--SPVL                          $           1.18     $         1.13    $          1.13

                                                                 Rydex Variable
                                                                 Trust Inverse
                                                                Government Long
                                                               Bond Strategy Fund
                                                               ------------------
Assets:
   Investments at fair value                                    $        250,256
                                                               ------------------
   Total Assets                                                 $        250,256
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $        250,256
                                                               ==================
                                                               ==================
         Units Outstanding                                               277,402
                                                               ==================
   Investment shares held                                                 12,782
   Investments at cost                                          $        310,823

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.93
             Estate Edge(R)                                     $           0.89
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.89
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           0.93

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                               Rydex Variable Sentinel Variable Sentinel Variable
                                                               Rydex Variable   Trust Sector  Products Balanced   Products Bond
                                                               Trust Nova Fund  Rotation Fund       Fund              Fund
                                                               --------------- -------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               --------------- -------------- ----------------- -----------------
   Total Assets                                                $       341,391 $    1,833,103 $         16,862   $      220,190
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             - $            - $              -   $            -
                                                               --------------- -------------- ----------------- -----------------
         Total Net Assets                                      $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               =============== ============== ================= =================
                                                               =============== ============== ================= =================
         Units Outstanding                                             201,101        950,722           16,560          215,542
                                                               =============== ============== ================= =================
   Investment shares held                                               33,935        119,575            1,349           22,041
   Investments at cost                                         $       229,731 $    1,367,775 $         18,368   $      224,218

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          1.76 $         2.00 $              -   $            -
             Estate Edge(R)                                    $             - $         1.93 $              -   $         1.02
             Estate Strategies                                 $             - $            - $              -   $            -
             Executive Benefit                                 $             - $            - $              -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.70 $         1.93 $           1.02   $         1.02
             Phoenix Benefit Choice VUL/SM/                    $             - $            - $              -   $            -
             Phoenix Express VUL(R)                            $             - $            - $              -   $            -
             The Phoenix Edge(R)                               $             - $            - $              -   $            -
             The Phoenix Edge(R)--SPVL                         $             - $         2.00 $              -   $         1.02

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Sentinel Variable Sentinel Variable Sentinel Variable
                                                                Products Common  Products Mid Cap   Products Small
                                                                  Stock Fund        Growth Fund      Company Fund
                                                               ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $        594,527   $       239,079   $       94,813
                                                               ----------------- ----------------- -----------------
   Total Assets                                                $        594,527   $       239,079   $       94,813
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $             -   $            -
                                                               ----------------- ----------------- -----------------
         Total Net Assets                                      $        594,527   $       239,079   $       94,813
                                                               ================= ================= =================
                                                               ================= ================= =================
         Units Outstanding                                              580,398           221,544           94,178
                                                               ================= ================= =================
   Investment shares held                                                41,517            19,249            6,782
   Investments at cost                                         $        608,214   $       237,628   $      104,631

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $              -   $             -   $            -
             Estate Edge(R)                                    $           1.02   $          1.08   $         1.01
             Estate Strategies                                 $              -   $             -   $            -
             Executive Benefit                                 $              -   $             -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.02   $          1.08   $         1.01
             Phoenix Benefit Choice VUL/SM/                    $              -   $             -   $            -
             Phoenix Express VUL(R)                            $              -   $             -   $            -
             The Phoenix Edge(R)                               $              -   $             -   $            -
             The Phoenix Edge(R)--SPVL                         $           1.03   $             -   $         1.01

                                                                   Templeton
                                                               Developing Markets
                                                               Securities Fund -
                                                                    Class 2
                                                               ------------------
Assets:
   Investments at fair value                                    $     10,784,601
                                                               ------------------
   Total Assets                                                 $     10,784,601
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     10,784,601
                                                               ==================
                                                               ==================
         Units Outstanding                                             2,855,385
                                                               ==================
   Investment shares held                                                674,039
   Investments at cost                                          $      8,081,887

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           3.75
             Estate Edge(R)                                     $           3.78
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           3.78
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           3.74
             The Phoenix Edge(R)--SPVL                          $           3.75

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Templeton Foreign Templeton Global   Templeton Growth
                                                               Securities Fund - Asset Allocation   Securities Fund -
                                                                    Class 2       Fund - Class 2         Class 2
                                                               ----------------- ----------------   -----------------
Assets:
   Investments at fair value                                   $     27,400,824  $     1,142,970     $    23,758,552
                                                               ----------------- ----------------   -----------------
   Total Assets                                                $     27,400,824  $     1,142,970     $    23,758,552
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -  $             -     $             -
                                                               ----------------- ----------------   -----------------
         Total Net Assets                                      $     27,400,824  $     1,142,970     $    23,758,552
                                                               ================= ================   =================
                                                               ================= ================   =================
         Units Outstanding                                           14,659,376          542,545          11,355,582
                                                               ================= ================   =================
   Investment shares held                                             1,353,126           78,717           1,538,766
   Investments at cost                                         $     18,303,900  $     1,369,180     $    17,841,966

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.74  $          1.94     $          1.68
             Estate Edge(R)                                    $           1.80  $          2.13     $          2.19
             Estate Strategies                                 $           1.77  $             -     $          1.64
             Executive Benefit                                 $              -  $             -     $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.93  $          2.09     $          2.14
             Phoenix Benefit Choice VUL/SM/                    $              -  $             -     $             -
             Phoenix Express VUL(R)                            $              -  $             -     $             -
             The Phoenix Edge(R)                               $           1.92  $             -     $          1.63
             The Phoenix Edge(R)--SPVL                         $           1.74  $          1.82     $          1.67

                                                                  Van Kampen UIF
                                                                Equity and Income
                                                               Portfolio - Class II
                                                               --------------------
Assets:
   Investments at fair value                                     $       512,784
                                                               --------------------
   Total Assets                                                  $       512,784
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               --------------------
         Total Net Assets                                        $       512,784
                                                               ====================
                                                               ====================
         Units Outstanding                                               463,356
                                                               ====================
   Investment shares held                                                 34,788
   Investments at cost                                           $       507,875

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.12
             Estate Edge(R)                                      $          1.10
             Estate Strategies                                   $             -
             Executive Benefit                                   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.10
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $             -
             The Phoenix Edge(R)--SPVL                           $          1.12

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                          Wanger
                                                                      Wanger        International Small
                                                               International Select         Cap          Wanger Select
                                                               -------------------- ------------------- --------------
Assets:
   Investments at fair value                                     $     19,012,987    $     70,841,041   $   19,781,361
                                                               -------------------- ------------------- --------------
   Total Assets                                                  $     19,012,987    $     70,841,041   $   19,781,361
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -    $              -   $            -
                                                               -------------------- ------------------- --------------
         Total Net Assets                                        $     19,012,987    $     70,841,041   $   19,781,361
                                                               ==================== =================== ==============
                                                               ==================== =================== ==============
         Units Outstanding                                              5,831,250          16,383,140        6,890,908
                                                               ==================== =================== ==============
   Investment shares held                                                 677,341           1,608,561          704,465
   Investments at cost                                           $     11,653,210    $     36,806,775   $   13,181,296

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           2.11    $           2.44   $         2.27
             Estate Edge(R)                                      $           3.15    $           4.49   $         2.56
             Estate Strategies                                   $           2.42    $           2.70   $         2.21
             Executive Benefit                                   $           2.48    $           2.77   $         2.36
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           3.69    $           4.49   $         3.23
             Phoenix Benefit Choice VUL/SM/                      $              -    $              -   $            -
             Phoenix Express VUL(R)                              $              -    $              -   $            -
             The Phoenix Edge(R)                                 $           1.62    $           4.64   $         2.19
             The Phoenix Edge(R)--SPVL                           $           2.18    $           2.52   $         2.27

                                                                  Wanger U.S.
                                                               Smaller Companies
                                                               -----------------
Assets:
   Investments at fair value                                   $     77,914,084
                                                               -----------------
   Total Assets                                                $     77,914,084
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     77,914,084
                                                               =================
                                                               =================
         Units Outstanding                                           26,060,748
                                                               =================
   Investment shares held                                             2,148,762
   Investments at cost                                         $     45,392,077

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.11
             Estate Edge(R)                                    $           3.05
             Estate Strategies                                 $           1.77
             Executive Benefit                                 $           1.81
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           3.05
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           3.10
             The Phoenix Edge(R)--SPVL                         $           2.10

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                        AIM V.I. Capital                         AIM V.I. Mid Cap
                                                      Appreciation Fund -  AIM V.I. Core Equity Core Equity Fund -
                                                            Class I           Fund - Class I          Class I
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $              -     $         47,368    $         11,041
Expenses:
   Mortality and expense fees                                     60,808               27,863              37,202
   Administrative fees                                                 -                    -                   -
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                     (60,808)              19,505             (26,161)
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    93,788              126,830              48,428
   Realized gain distributions                                         -                    -              72,022
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                           93,788              126,830             120,450
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               901,956              163,873             346,334
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        934,936     $        310,208    $        440,623
                                                      ==================== ==================== ===================

                                                                           Anchor Series Trust
                                                      Anchor Series Trust      Government &     Anchor Series Trust
                                                      Capital Appreciation     Quality Bond      Growth and Income
                                                      Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $         11,043     $         14,877    $          1,713
Expenses:
   Mortality and expense fees                                      7,950                1,031                 864
   Administrative fees                                             6,147                  818                 589
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                      (3,054)              13,028                 260
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   108,879                1,385               7,249
   Realized gain distributions                                   361,359                    -              34,252
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                          470,238                1,385              41,501
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               299,182                7,916              (9,632)
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        766,366     $         22,329    $         32,129
                                                      ==================== ==================== ===================

                                                        Alger American
                                                       Leveraged AllCap
                                                      Portfolio - Class O
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                    99,429
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (99,429)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,022,577
   Realized gain distributions                                        -
                                                      -------------------
   Realized gain (loss)                                       1,022,577
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            3,135,468
                                                      -------------------
Net increase (decrease) in net assets from operations  $      4,058,616
                                                      ===================


                                                      Anchor Series Trust
                                                      Growth Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $         17,131
Expenses:
   Mortality and expense fees                                     6,767
   Administrative fees                                            4,757
                                                      -------------------
Net investment income (loss)                                      5,607
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   43,348
   Realized gain distributions                                  260,364
                                                      -------------------
   Realized gain (loss)                                         303,712
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (69,458)
                                                      -------------------
Net increase (decrease) in net assets from operations  $        239,861
                                                      ===================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Anchor Series Trust Anchor Series Trust Anchor Series Trust
                                                         Money Market         Multi-Asset      Natural Resources
                                                      Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $         32,432    $         56,959    $         10,907
Expenses:
   Mortality and expense fees                                     2,054               7,899               3,025
   Administrative fees                                            1,432               5,973               1,723
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                     28,946              43,087               6,159
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                        -               2,831              88,788
   Realized gain distributions                                        -             220,790              47,900
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                               -             223,621             136,688
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                                    -             (32,290)            194,725
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $         28,946    $        234,418    $        337,572
                                                      =================== =================== ===================


                                                        DWS Equity 500    Federated Fund for    Federated High
                                                       Index Fund VIP -     U.S. Government    Income Bond Fund
                                                            Class A          Securities II    II - Primary Shares
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $        612,788    $      1,709,015    $        827,317
Expenses:
   Mortality and expense fees                                   203,047             255,123              78,461
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                    409,741           1,453,892             748,856
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   97,443             (89,613)            191,348
   Realized gain distributions                                        -                   -                   -
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                          97,443             (89,613)            191,348
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,311,240             615,765            (642,951)
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $      1,818,424    $      1,980,044    $        297,253
                                                      =================== =================== ===================

                                                      Anchor Series Trust
                                                       Strategic Multi-
                                                       Asset Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                     4,733
   Administrative fees                                            3,360
                                                      -------------------
Net investment income (loss)                                     (8,093)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    4,935
   Realized gain distributions                                  144,909
                                                      -------------------
   Realized gain (loss)                                         149,844
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              123,496
                                                      -------------------
Net increase (decrease) in net assets from operations  $        265,247
                                                      ===================

                                                         Fidelity VIP
                                                         Contrafund(R)
                                                      Portfolio - Service
                                                             Class
                                                      -------------------
Income:
   Dividends                                           $        653,203
Expenses:
   Mortality and expense fees                                   535,982
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    117,221
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  126,266
   Realized gain distributions                               19,503,020
                                                      -------------------
   Realized gain (loss)                                      19,629,286
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (8,193,805)
                                                      -------------------
Net increase (decrease) in net assets from operations  $     11,552,702
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                      Fidelity VIP Growth                         Fidelity VIP
                                                         Opportunities    Fidelity VIP Growth   Investment Grade
                                                      Portfolio - Service Portfolio - Service   Bond Portfolio -
                                                             Class               Class           Service Class
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        112,895     $          4,020
Expenses:
   Mortality and expense fees                                    47,700             134,691                6,508
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (47,700)            (21,796)              (2,488)
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   15,853             341,450                  973
   Realized gain distributions                                        -              17,130                    -
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                          15,853             358,580                  973
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,328,585           3,841,179               43,217
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $      1,296,738    $      4,177,963     $         41,702
                                                      =================== =================== ====================

                                                       Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                      Small Cap Portfolio Debenture Portfolio      and Income
                                                       - Service Shares       - Class VC      Portfolio - Class VC
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        325,161     $        304,289
Expenses:
   Mortality and expense fees                                    16,734              35,127              188,110
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (16,734)            290,034              116,179
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    6,993              17,912              109,627
   Realized gain distributions                                  843,583              17,587            1,677,985
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                         850,576              35,499            1,787,612
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,000,370)            (50,055)          (1,228,971)
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $       (166,528)   $        275,478     $        674,820
                                                      =================== =================== ====================

                                                        Franklin Income
                                                       Securities Fund -
                                                            Class 2
                                                      -------------------
Income:
   Dividends                                           $         48,361
Expenses:
   Mortality and expense fees                                    11,163
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                     37,198
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      137
   Realized gain distributions                                    8,969
                                                      -------------------
   Realized gain (loss)                                           9,106
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (31,990)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         14,314
                                                      ===================

                                                       Lord Abbett Mid-
                                                      Cap Value Portfolio
                                                          - Class VC
                                                      -------------------
Income:
   Dividends                                           $         47,265
Expenses:
   Mortality and expense fees                                    86,008
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (38,743)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   58,970
   Realized gain distributions                                1,389,456
                                                      -------------------
   Realized gain (loss)                                       1,448,426
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,386,890)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         22,793
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                        Mutual Shares    Neuberger Berman    Neuberger Berman
                                                      Securities Fund -    AMT Fasciano        AMT Guardian
                                                           Class 2      Portfolio - S Class Portfolio - S Class
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $        644,190   $              -    $          2,200
Expenses:
   Mortality and expense fees                                  314,964                100               4,584
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                   329,226               (100)             (2,384)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 151,408               (704)                262
   Realized gain distributions                               1,577,183                 66                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                      1,728,591               (638)                262
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (962,667)              (205)             24,424
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $      1,095,150   $           (943)   $         22,302
                                                      ================= =================== ===================

                                                         Oppenheimer     Oppenheimer Main
                                                      Global Securities  Street Small Cap
                                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital
                                                           Shares             Shares           Growth Series
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $          9,373   $            883    $        477,577
Expenses:
   Mortality and expense fees                                    7,945              6,063           1,464,223
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                     1,428             (5,180)           (986,646)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   1,767               (791)           (316,929)
   Realized gain distributions                                  39,198             19,097                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                         40,965             18,306            (316,929)
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (10,841)           (74,812)         18,764,230
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $         31,552   $        (61,686)   $     17,460,655
                                                      ================= =================== ===================

                                                          Oppenheimer
                                                      Capital Appreciation
                                                       Fund/VA - Service
                                                             Shares
                                                      --------------------
Income:
   Dividends                                            $             49
Expenses:
   Mortality and expense fees                                      4,734
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      (4,685)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     8,938
   Realized gain distributions                                         -
                                                      --------------------
   Realized gain (loss)                                            8,938
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                62,316
                                                      --------------------
Net increase (decrease) in net assets from operations   $         66,569
                                                      ====================



                                                       Phoenix Growth and
                                                         Income Series
                                                      --------------------
Income:
   Dividends                                            $        379,832
Expenses:
   Mortality and expense fees                                    289,524
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      90,308
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   346,044
   Realized gain distributions                                   981,301
                                                      --------------------
   Realized gain (loss)                                        1,327,345
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               823,865
                                                      --------------------
Net increase (decrease) in net assets from operations   $      2,241,518
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                Phoenix Multi-
                                                       Phoenix Mid-Cap     Phoenix Money         Sector Fixed
                                                        Growth Series      Market Series        Income Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $             -    $      2,901,018     $      4,679,059
Expenses:
   Mortality and expense fees                                  298,209             449,610              613,561
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                  (298,209)          2,451,408            4,065,498
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 389,084                   -              198,461
   Realized gain distributions                                       -                   -                    -
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                        389,084                   -              198,461
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           6,946,029                   -           (1,527,482)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     7,036,904    $      2,451,408     $      2,736,477
                                                      ================= ==================== ====================


                                                      Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                      Allocation Series International Series  Cap Growth Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $     1,967,333    $      1,675,564     $              -
Expenses:
   Mortality and expense fees                                  580,915             843,418              116,395
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                 1,386,418             832,146             (116,395)
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 110,791           1,063,051               90,131
   Realized gain distributions                               4,067,998           5,548,735            2,955,538
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                      4,178,789           6,611,786            3,045,669
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (1,820,975)          6,902,064             (713,466)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     3,744,232    $     14,345,996     $      2,215,808
                                                      ================= ==================== ====================

                                                        Phoenix Multi-
                                                      Sector Short Term
                                                         Bond Series
                                                      ------------------
Income:
   Dividends                                           $        562,412
Expenses:
   Mortality and expense fees                                    70,514
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    491,898
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   12,118
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          12,118
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (180,995)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        323,021
                                                      ==================

                                                        Phoenix-Duff &
                                                      Phelps Real Estate
                                                      Securities Series
                                                      ------------------
Income:
   Dividends                                           $        513,829
Expenses:
   Mortality and expense fees                                   304,253
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    209,576
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,339,623
   Realized gain distributions                                3,288,524
                                                      ------------------
   Realized gain (loss)                                       4,628,147
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (11,615,746)
                                                      ------------------
Net increase (decrease) in net assets from operations  $     (6,778,023)
                                                      ==================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Phoenix-S&P         Phoenix-S&P        Phoenix-S&P
                                                        Dynamic Asset       Dynamic Asset      Dynamic Asset
                                                      Allocation Series:  Allocation Series: Allocation Series:
                                                      Aggressive Growth        Growth             Moderate
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         27,420   $        112,172    $          8,058
Expenses:
   Mortality and expense fees                                    19,196             37,285               2,476
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                      8,224             74,887               5,582
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   40,025             19,209              (2,877)
   Realized gain distributions                                   22,173             53,751               4,930
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                          62,198             72,960               2,053
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               89,370            325,296               9,657
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        159,792   $        473,143    $         17,292
                                                      ================== =================== ==================

                                                       Phoenix-Sanford     Phoenix-Sanford      Phoenix-Van
                                                      Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                         Value Series     Cap Value Series         Series
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         55,276   $              -    $        617,320
Expenses:
   Mortality and expense fees                                   303,794            177,912             291,264
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                   (248,518)          (177,912)            326,056
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  125,077             53,283              69,242
   Realized gain distributions                                4,693,416          2,949,648           1,907,655
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                       4,818,493          3,002,931           1,976,897
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (3,854,265)        (3,291,253)         (3,209,319)
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        715,710   $       (466,234)   $       (906,366)
                                                      ================== =================== ==================

                                                         Phoenix-S&P
                                                        Dynamic Asset
                                                      Allocation Series:
                                                       Moderate Growth
                                                      ------------------
Income:
   Dividends                                           $         54,252
Expenses:
   Mortality and expense fees                                    17,636
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     36,616
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    3,066
   Realized gain distributions                                   38,168
                                                      ------------------
   Realized gain (loss)                                          41,234
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               44,603
                                                      ------------------
Net increase (decrease) in net assets from operations  $        122,453
                                                      ==================

                                                         Phoenix-Van
                                                      Kampen Equity 500
                                                         Index Series
                                                      ------------------
Income:
   Dividends                                           $        702,107
Expenses:
   Mortality and expense fees                                   418,162
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    283,945
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  517,594
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                         517,594
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,407,763
                                                      ------------------
Net increase (decrease) in net assets from operations  $      2,209,302
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                           PIMCO VIT
                                                         CommodityReal
                                                        Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                      Portfolio - Advisor  Return Portfolio - Return Portfolio -
                                                             Class           Advisor Class      Advisor Class
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $         69,804    $         14,498    $         50,762
Expenses:
   Mortality and expense fees                                     8,818               2,258               7,845
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                     60,986              12,240              42,917
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    2,103              (6,253)              3,235
   Realized gain distributions                                        -               1,925                   -
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                           2,103              (4,328)              3,235
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              245,920              37,424              49,462
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $        309,009    $         45,336    $         95,614
                                                      =================== =================== ==================

                                                                            Rydex Variable    Sentinel Variable
                                                        Rydex Variable       Trust Sector     Products Balanced
                                                        Trust Nova Fund      Rotation Fund           Fund
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $          4,833    $              -    $            385
Expenses:
   Mortality and expense fees                                     3,141              13,598                  17
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                      1,692             (13,598)                368
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   59,669              15,471                  (1)
   Realized gain distributions                                        -             135,628                 953
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                          59,669             151,099                 952
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (55,459)            200,126              (1,507)
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $          5,902    $        337,627    $           (187)
                                                      =================== =================== ==================

                                                        Rydex Variable
                                                        Trust Inverse
                                                       Government Long
                                                      Bond Strategy Fund
                                                      ------------------
Income:
   Dividends                                           $         12,269
Expenses:
   Mortality and expense fees                                     1,590
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     10,679
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (3,792)
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          (3,792)
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (19,571)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        (12,684)
                                                      ==================

                                                      Sentinel Variable
                                                        Products Bond
                                                             Fund
                                                      ------------------
Income:
   Dividends                                           $          8,346
Expenses:
   Mortality and expense fees                                       308
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                      8,038
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       81
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                              81
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (4,028)
                                                      ------------------
Net increase (decrease) in net assets from operations  $          4,091
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Sentinel Variable Sentinel Variable   Sentinel Variable
                                                       Products Common   Products Mid Cap   Products Small
                                                         Stock Fund        Growth Fund       Company Fund
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $          6,266  $              -   $            547
Expenses:
   Mortality and expense fees                                      616               227                 98
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                     5,650              (227)               449
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (7)              132                  4
   Realized gain distributions                                  10,604                 -              8,791
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                         10,597               132              8,795
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (13,687)            1,451             (9,817)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $          2,560  $          1,356   $           (573)
                                                      ================= ================= ===================

                                                      Templeton Foreign Templeton Global   Templeton Growth
                                                      Securities Fund - Asset Allocation   Securities Fund -
                                                           Class 2       Fund - Class 2         Class 2
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $        520,925  $        201,647   $        321,335
Expenses:
   Mortality and expense fees                                  197,331             9,114            179,101
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                   323,594           192,533            142,234
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 321,696             3,159             (6,875)
   Realized gain distributions                               1,188,166           264,413          1,025,283
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                      1,509,862           267,572          1,018,408
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           1,760,369          (360,171)          (773,143)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $      3,593,825  $         99,934   $        387,499
                                                      ================= ================= ===================

                                                           Templeton
                                                       Developing Markets
                                                       Securities Fund -
                                                            Class 2
                                                      --------------------
Income:
   Dividends                                            $        172,542
Expenses:
   Mortality and expense fees                                     62,962
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                     109,580
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (177,638)
   Realized gain distributions                                   592,876
                                                      --------------------
   Realized gain (loss)                                          415,238
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,118,369
                                                      --------------------
Net increase (decrease) in net assets from operations   $      1,643,187
                                                      ====================

                                                         Van Kampen UIF
                                                       Equity and Income
                                                      Portfolio - Class II
                                                      --------------------
Income:
   Dividends                                            $          7,414
Expenses:
   Mortality and expense fees                                      2,249
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                       5,165
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       262
   Realized gain distributions                                    10,439
                                                      --------------------
   Realized gain (loss)                                           10,701
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (7,725)
                                                      --------------------
Net increase (decrease) in net assets from operations   $          8,141
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                 Wanger
                                                             Wanger        International Small                     Wanger U.S.
                                                      International Select         Cap           Wanger Select  Smaller Companies
                                                      -------------------- ------------------- ---------------  -----------------
Income:
   Dividends                                            $        114,670    $        631,874   $             -  $              -
Expenses:
   Mortality and expense fees                                    124,053             553,172           135,539           645,032
   Administrative fees                                                 -                   -                 -                 -
                                                      -------------------- ------------------- ---------------  -----------------
Net investment income (loss)                                      (9,383)             78,702          (135,539)         (645,032)
                                                      -------------------- ------------------- ---------------  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    22,420           1,461,810            36,287         3,722,392
   Realized gain distributions                                 1,841,619           5,689,782           349,629         4,476,132
                                                      -------------------- ------------------- ---------------  -----------------
   Realized gain (loss)                                        1,864,039           7,151,592           385,916         8,198,524
                                                      -------------------- ------------------- ---------------  -----------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,305,447           3,073,963         1,058,319        (3,531,997)
                                                      -------------------- ------------------- ---------------  -----------------
Net increase (decrease) in net assets from operations   $      3,160,103    $     10,304,257   $     1,308,696  $      4,021,495
                                                      ==================== =================== ===============  =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006


                                                            AIM V.I. Capital Appreciation Fund - Class I
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (60,808)    $          (48,148)
      Realized gains (losses)                                           93,788                 (1,464)
      Unrealized appreciation (depreciation) during
       the year                                                        901,956                455,631
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                  934,936                406,019
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,197,244              1,319,782
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (154,522)                51,086
      Transfers for contract benefits and terminations                (490,289)              (421,632)
      Contract maintenance charges                                    (560,250)              (483,070)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (7,817)               466,166
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       927,119                872,185
Net assets at beginning of period                                    8,134,247              7,262,062
                                                            ------------------     ------------------
Net assets at end of period                                 $        9,061,366     $        8,134,247
                                                            ==================     ==================

                                                              AIM V.I. Core Equity Fund - Class I
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           19,505  $            7,567
      Realized gains (losses)                                          126,830              26,293
      Unrealized appreciation (depreciation) during
       the year                                                        163,873             363,632
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  310,208             397,492
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           532,303             802,399
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (354,900)          4,541,891
      Transfers for contract benefits and terminations                (875,173)           (960,964)
      Contract maintenance charges                                    (285,820)           (157,444)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (983,590)          4,225,882
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (673,382)          4,623,374
Net assets at beginning of period                                    4,623,374                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,949,992  $        4,623,374
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)



                                                            AIM V.I. Mid Cap Core Equity Fund - Class I
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (26,161)   $           12,748
      Realized gains (losses)                                          120,450               544,453
      Unrealized appreciation (depreciation) during
       the year                                                        346,334               (43,030)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  440,623               514,171
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           417,538               527,263
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (281,572)             (329,920)
      Transfers for contract benefits and terminations                (632,399)             (388,835)
      Contract maintenance charges                                    (247,826)             (239,644)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (744,259)             (431,136)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                      (303,636)               83,035
Net assets at beginning of period                                    5,219,426             5,136,391
                                                            ------------------    ------------------
Net assets at end of period                                 $        4,915,790    $        5,219,426
                                                            ==================    ==================

                                                            Alger American Leveraged AllCap Portfolio -
                                                                            Class O
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (99,429)   $          (89,266)
      Realized gains (losses)                                        1,022,577               501,029
      Unrealized appreciation (depreciation) during
       the year                                                      3,135,468             1,810,351
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                4,058,616             2,222,114
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           983,526             1,769,322
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (1,484,922)             (784,319)
      Transfers for contract benefits and terminations                (982,618)           (2,007,276)
      Contract maintenance charges                                    (720,858)             (682,199)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,204,872)           (1,704,472)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,853,744               517,642
Net assets at beginning of period                                   13,373,497            12,855,855
                                                            ------------------    ------------------
Net assets at end of period                                 $       15,227,241    $       13,373,497
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Anchor Series Trust Capital Appreciation
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (3,054)  $           (9,147)
      Realized gains (losses)                                          470,238               59,241
      Unrealized appreciation (depreciation) during
       the year                                                        299,182              246,631
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  766,366              296,725
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            51,754                1,699
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (390,193)             (55,467)
      Transfers for contract benefits and terminations                (317,164)            (270,788)
      Contract maintenance charges                                     (25,717)             (24,917)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (681,320)            (349,473)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        85,046              (52,748)
Net assets at beginning of period                                    2,934,870            2,987,618
                                                            ------------------   ------------------
Net assets at end of period                                 $        3,019,916   $        2,934,870
                                                            ==================   ==================

                                                            Anchor Series Trust Government & Quality
                                                                   Bond Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           13,028   $           13,526
      Realized gains (losses)                                            1,385                  196
      Unrealized appreciation (depreciation) during
       the year                                                          7,916               (1,977)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,329               11,745
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                               468                  429
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -                1,335
      Transfers for contract benefits and terminations                 (41,753)                (900)
      Contract maintenance charges                                      (8,960)              (8,726)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (50,245)              (7,862)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       (27,916)               3,883
Net assets at beginning of period                                      425,907              422,024
                                                            ------------------   ------------------
Net assets at end of period                                 $          397,991   $          425,907
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Anchor Series Trust Growth and Income
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              260  $              267
      Realized gains (losses)                                           41,501              30,589
      Unrealized appreciation (depreciation) during
       the year                                                         (9,632)             (1,210)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   32,129              29,646
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                               467                 428
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (3,036)              7,256
      Transfers for contract benefits and terminations                 (32,694)               (155)
      Contract maintenance charges                                      (3,937)             (3,883)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,200)              3,646
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        (7,071)             33,292
Net assets at beginning of period                                      308,767             275,475
                                                            ------------------  ------------------
Net assets at end of period                                 $          301,696  $          308,767
                                                            ==================  ==================

                                                            Anchor Series Trust Growth Portfolio - Class 1
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,607      $            3,709
      Realized gains (losses)                                          303,712                 237,565
      Unrealized appreciation (depreciation) during
       the year                                                        (69,458)                 46,260
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations                  239,861                 287,534
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                            52,494                     694
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (32,156)                (54,835)
      Transfers for contract benefits and terminations                (355,963)               (196,761)
      Contract maintenance charges                                     (20,465)                (23,676)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (356,090)               (274,578)
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                      (116,229)                 12,956
Net assets at beginning of period                                    2,437,557               2,424,601
                                                            ------------------      ------------------
Net assets at end of period                                 $        2,321,328      $        2,437,557
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Anchor Series Trust Money Market Portfolio -
                                                                            Class 1
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           28,946     $           20,150
      Realized gains (losses)                                                -                      -
      Unrealized appreciation (depreciation) during
       the year                                                              -                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   28,946                 20,150
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                             1,175                 20,773
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    443,470                160,247
      Transfers for contract benefits and terminations                (404,100)                     -
      Contract maintenance charges                                     (17,958)               (15,299)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                22,587                165,721
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                        51,533                185,871
Net assets at beginning of period                                      713,297                527,426
                                                            ------------------     ------------------
Net assets at end of period                                 $          764,830     $          713,297
                                                            ==================     ==================

                                                            Anchor Series Trust Multi-Asset Portfolio -
                                                                            Class 1
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           43,087    $           35,096
      Realized gains (losses)                                          223,621               212,459
      Unrealized appreciation (depreciation) during
       the year                                                        (32,290)              (44,891)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  234,418               202,664
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             1,116                11,217
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (5,669)                    -
      Transfers for contract benefits and terminations                (147,951)              (91,072)
      Contract maintenance charges                                     (20,812)              (20,610)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (173,316)             (100,465)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                        61,102               102,199
Net assets at beginning of period                                    2,966,419             2,864,220
                                                            ------------------    ------------------
Net assets at end of period                                 $        3,027,521    $        2,966,419
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Anchor Series Trust Natural Resources
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            6,159  $            2,115
      Realized gains (losses)                                          136,688              48,816
      Unrealized appreciation (depreciation) during
       the year                                                        194,725             134,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  337,572             185,823
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             2,117               2,372
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -             (56,956)
      Transfers for contract benefits and terminations                (136,093)             (9,255)
      Contract maintenance charges                                      (5,957)             (5,556)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (139,933)            (69,395)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       197,639             116,428
Net assets at beginning of period                                      912,560             796,132
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,110,199  $          912,560
                                                            ==================  ==================

                                                            Anchor Series Trust Strategic Multi-Asset
                                                                      Portfolio - Class 1
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (8,093)  $           17,628
      Realized gains (losses)                                          149,844                8,709
      Unrealized appreciation (depreciation) during
       the year                                                        123,496              145,971
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  265,247              172,308
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             4,870                8,536
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -               (1,650)
      Transfers for contract benefits and terminations                 (72,091)            (127,735)
      Contract maintenance charges                                     (17,680)             (18,701)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (84,901)            (139,550)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       180,346               32,758
Net assets at beginning of period                                    1,676,496            1,643,738
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,856,842   $        1,676,496
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            DWS Equity 500 Index Fund VIP - Class A
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          409,741  $          187,734
      Realized gains (losses)                                           97,443              75,481
      Unrealized appreciation (depreciation) during
       the year                                                      1,311,240           4,128,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,818,424           4,391,234
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,906,063           6,386,515
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    234,257           1,359,987
      Transfers for contract benefits and terminations              (1,194,620)         (1,633,638)
      Contract maintenance charges                                  (1,385,137)         (1,189,211)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             3,560,563           4,923,653
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     5,378,987           9,314,887
Net assets at beginning of period                                   38,443,495          29,128,608
                                                            ------------------  ------------------
Net assets at end of period                                 $       43,822,482  $       38,443,495
                                                            ==================  ==================

                                                              Federated Fund for U.S. Government
                                                                         Securities II
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,453,892  $        1,128,238
      Realized gains (losses)                                          (89,613)             44,660
      Unrealized appreciation (depreciation) during
       the year                                                        615,765               4,034
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,980,044           1,176,932
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,193,955           5,359,380
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    517,149          (1,929,140)
      Transfers for contract benefits and terminations              (2,461,534)         (2,719,558)
      Contract maintenance charges                                  (2,120,273)         (1,911,368)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               129,297          (1,200,686)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,109,341             (23,754)
Net assets at beginning of period                                   35,432,221          35,455,975
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,541,562  $       35,432,221
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Federated High Income Bond Fund II -
                                                                        Primary Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          748,856  $          795,201
      Realized gains (losses)                                          191,348              88,675
      Unrealized appreciation (depreciation) during
       the year                                                       (642,951)            292,392
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  297,253           1,176,268
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           793,579             959,171
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,029,129)          1,159,153
      Transfers for contract benefits and terminations              (1,734,898)           (852,183)
      Contract maintenance charges                                    (565,339)           (607,887)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,535,787)            658,254
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (5,238,534)          1,834,522
Net assets at beginning of period                                   14,777,742          12,943,220
                                                            ------------------  ------------------
Net assets at end of period                                 $        9,539,208  $       14,777,742
                                                            ==================  ==================

                                                            Fidelity VIP Contrafund(R) Portfolio - Service
                                                                             Class
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          117,221      $          283,170
      Realized gains (losses)                                       19,629,286               6,304,501
      Unrealized appreciation (depreciation) during
       the year                                                     (8,193,805)               (375,622)
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations               11,552,702               6,212,049
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                         5,226,377               5,389,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,294,850               7,331,448
      Transfers for contract benefits and terminations              (4,600,826)             (3,006,727)
      Contract maintenance charges                                  (3,023,338)             (2,618,927)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,897,063               7,095,713
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                    13,449,765              13,307,762
Net assets at beginning of period                                   67,672,381              54,364,619
                                                            ------------------      ------------------
Net assets at end of period                                 $       81,122,146      $       67,672,381
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Growth Opportunities Portfolio -
                                                                         Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (47,700)    $           (5,930)
      Realized gains (losses)                                           15,853                  6,434
      Unrealized appreciation (depreciation) during
       the year                                                      1,328,585                242,505
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                1,296,738                243,009
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,222,186                912,264
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,694,514                823,464
      Transfers for contract benefits and terminations                (380,342)              (273,065)
      Contract maintenance charges                                    (486,902)              (304,252)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,049,456              1,158,411
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,346,194              1,401,420
Net assets at beginning of period                                    5,031,976              3,630,556
                                                            ------------------     ------------------
Net assets at end of period                                 $        8,378,170     $        5,031,976
                                                            ==================     ==================

                                                            Fidelity VIP Growth Portfolio - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (21,796)    $          (72,914)
      Realized gains (losses)                                          358,580                138,606
      Unrealized appreciation (depreciation) during
       the year                                                      3,841,179                907,750
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                4,177,963                973,442
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,807,382              1,885,293
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    290,517               (869,510)
      Transfers for contract benefits and terminations              (1,876,490)              (920,126)
      Contract maintenance charges                                    (986,453)              (945,342)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (765,044)              (849,685)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,412,919                123,757
Net assets at beginning of period                                   17,010,205             16,886,448
                                                            ------------------     ------------------
Net assets at end of period                                 $       20,423,124     $       17,010,205
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Investment Grade Bond Portfolio
                                                                       - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,488)    $                -
      Realized gains (losses)                                              973                      -
      Unrealized appreciation (depreciation) during
       the year                                                         43,217                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   41,702                      -
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,354,104                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,287                      -
      Transfers for contract benefits and terminations                 (28,794)                     -
      Contract maintenance charges                                     (51,923)                     -
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,222,674                      -
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     2,264,376                      -
Net assets at beginning of period                                            -                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $        2,264,376     $                -
                                                            ==================     ==================

                                                            Franklin Income Securities Fund - Class 2
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           37,198   $             (236)
      Realized gains (losses)                                            9,106                1,019
      Unrealized appreciation (depreciation) during
       the year                                                        (31,990)              46,039
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   14,314               46,822
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           327,737               55,355
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,230,971              809,470
      Transfers for contract benefits and terminations                (170,554)             (49,545)
      Contract maintenance charges                                    (119,762)             (28,813)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,268,392              786,467
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,282,706              833,289
Net assets at beginning of period                                      833,289                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        2,115,995   $          833,289
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lazard Retirement Small Cap Portfolio -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (16,734) $          (15,646)
      Realized gains (losses)                                          850,576             186,397
      Unrealized appreciation (depreciation) during
       the year                                                     (1,000,370)            127,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (166,528)            298,643
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           230,903             286,693
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (155,885)            (18,214)
      Transfers for contract benefits and terminations                 (72,812)           (212,360)
      Contract maintenance charges                                     (91,103)           (143,963)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (88,897)            (87,844)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (255,425)            210,799
Net assets at beginning of period                                    2,222,938           2,012,139
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,967,513  $        2,222,938
                                                            ==================  ==================

                                                            Lord Abbett Bond-Debenture Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          290,034  $          247,784
      Realized gains (losses)                                           35,499              12,220
      Unrealized appreciation (depreciation) during
       the year                                                        (50,055)            119,206
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  275,478             379,210
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           547,076             582,540
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    487,184             225,299
      Transfers for contract benefits and terminations                (495,169)           (324,073)
      Contract maintenance charges                                    (308,048)           (278,502)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               231,043             205,264
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       506,521             584,474
Net assets at beginning of period                                    4,805,782           4,221,308
                                                            ------------------  ------------------
Net assets at end of period                                 $        5,312,303  $        4,805,782
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lord Abbett Growth and Income Portfolio -
                                                                           Class VC
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          116,179   $          137,836
      Realized gains (losses)                                        1,787,612              842,549
      Unrealized appreciation (depreciation) during
       the year                                                     (1,228,971)           2,457,372
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  674,820            3,437,757
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         2,663,887            2,456,856
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    639,219            1,636,281
      Transfers for contract benefits and terminations              (3,160,475)          (1,264,849)
      Contract maintenance charges                                  (1,497,171)          (1,109,672)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,354,540)           1,718,616
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                      (679,720)           5,156,373
Net assets at beginning of period                                   25,175,203           20,018,830
                                                            ------------------   ------------------
Net assets at end of period                                 $       24,495,483   $       25,175,203
                                                            ==================   ==================

                                                             Lord Abbett Mid-Cap Value Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (38,743) $          (22,092)
      Realized gains (losses)                                        1,448,426             853,849
      Unrealized appreciation (depreciation) during
       the year                                                     (1,386,890)            301,016
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   22,793           1,132,773
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           963,267           1,002,645
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (386,079)            491,898
      Transfers for contract benefits and terminations                (783,733)           (744,884)
      Contract maintenance charges                                    (494,759)           (555,543)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (701,304)            194,116
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (678,511)          1,326,889
Net assets at beginning of period                                   11,048,633           9,721,744
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,370,122  $       11,048,633
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Mutual Shares Securities Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          329,226  $          221,847
      Realized gains (losses)                                        1,728,591           1,245,654
      Unrealized appreciation (depreciation) during
       the year                                                       (962,667)          4,565,742
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,095,150           6,033,243
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,066,925           2,875,837
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,217,834           4,176,259
      Transfers for contract benefits and terminations              (3,185,801)         (1,344,758)
      Contract maintenance charges                                  (1,717,837)         (1,454,008)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,381,121           4,253,330
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,476,271          10,286,573
Net assets at beginning of period                                   42,791,159          32,504,586
                                                            ------------------  ------------------
Net assets at end of period                                 $       45,267,430  $       42,791,159
                                                            ==================  ==================

                                                                 Neuberger Berman AMT Fasciano
                                                                      Portfolio - S Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (100) $              (16)
      Realized gains (losses)                                             (638)                123
      Unrealized appreciation (depreciation) during
       the year                                                           (205)                144
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                     (943)                251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             4,218                 588
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      1,740               6,044
      Transfers for contract benefits and terminations                       -              (1,395)
      Contract maintenance charges                                        (911)               (328)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 5,047               4,909
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                         4,104               5,160
Net assets at beginning of period                                        5,160                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $            9,264  $            5,160
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Neuberger Berman AMT Guardian Portfolio -
                                                                            S Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,384)  $              304
      Realized gains (losses)                                              262                    4
      Unrealized appreciation (depreciation) during
       the year                                                         24,424                7,852
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,302                8,160
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           226,971                5,982
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    821,344               96,049
      Transfers for contract benefits and terminations                 (18,314)              (1,335)
      Contract maintenance charges                                     (48,932)              (1,483)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               981,069               99,213
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,003,371              107,373
Net assets at beginning of period                                      107,373                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,110,744   $          107,373
                                                            ==================   ==================

                                                            Oppenheimer Capital Appreciation Fund/VA -
                                                                        Service Shares
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (4,685)   $           (1,204)
      Realized gains (losses)                                            8,938                    88
      Unrealized appreciation (depreciation) during
       the year                                                         62,316                40,955
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   66,569                39,839
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                            73,087                57,983
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    312,253               358,132
      Transfers for contract benefits and terminations                 (94,871)                 (115)
      Contract maintenance charges                                     (25,137)               (5,050)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               265,332               410,950
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       331,901               450,789
Net assets at beginning of period                                      450,789                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          782,690    $          450,789
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer Global Securities Fund/VA -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,428  $             (959)
      Realized gains (losses)                                           40,965                 499
      Unrealized appreciation (depreciation) during
       the year                                                        (10,841)             35,936
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   31,552              35,476
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           216,077              31,795
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    842,849             412,560
      Transfers for contract benefits and terminations                 (71,446)             (6,984)
      Contract maintenance charges                                     (74,062)             (7,848)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               913,418             429,523
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       944,970             464,999
Net assets at beginning of period                                      464,999                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,409,969  $          464,999
                                                            ==================  ==================

                                                            Oppenheimer Main Street Small Cap Fund/VA
                                                                       - Service Shares
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (5,180)  $             (545)
      Realized gains (losses)                                           18,306                   25
      Unrealized appreciation (depreciation) during
       the year                                                        (74,812)              14,882
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  (61,686)              14,362
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           232,369               19,949
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    800,700              249,777
      Transfers for contract benefits and terminations                 (27,290)                (594)
      Contract maintenance charges                                     (51,592)              (4,051)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               954,187              265,081
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       892,501              279,443
Net assets at beginning of period                                      279,443                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,171,944   $          279,443
                                                            ==================   ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Capital Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (986,646) $       (1,027,048)
      Realized gains (losses)                                         (316,929)         (5,630,460)
      Unrealized appreciation (depreciation) during
       the year                                                     18,764,230          10,077,759
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               17,460,655           3,420,251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        19,744,275          21,686,676
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                (14,451,142)          5,743,369
      Transfers for contract benefits and terminations             (17,117,917)        (17,357,094)
      Contract maintenance charges                                 (13,172,000)        (13,710,777)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (24,996,784)         (3,637,826)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,536,129)           (217,575)
Net assets at beginning of period                                  186,428,207         186,645,782
                                                            ------------------  ------------------
Net assets at end of period                                 $      178,892,078  $      186,428,207
                                                            ==================  ==================

                                                               Phoenix Growth and Income Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           90,308  $          137,300
      Realized gains (losses)                                        1,327,345             188,298
      Unrealized appreciation (depreciation) during
       the year                                                        823,865           4,979,906
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,241,518           5,305,504
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,005,691           3,777,431
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (840,526)          1,640,809
      Transfers for contract benefits and terminations              (2,993,962)         (2,116,669)
      Contract maintenance charges                                  (2,277,812)         (2,039,828)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,106,609)          1,261,743
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       134,909           6,567,247
Net assets at beginning of period                                   38,733,910          32,166,663
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,868,819  $       38,733,910
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Mid-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (298,209) $         (170,396)
      Realized gains (losses)                                          389,084            (402,923)
      Unrealized appreciation (depreciation) during
       the year                                                      6,946,029             982,815
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                7,036,904             409,496
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,715,018           2,716,144
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,979,234)         19,218,689
      Transfers for contract benefits and terminations              (3,088,263)         (1,801,609)
      Contract maintenance charges                                  (2,398,390)         (1,325,429)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,750,869)         18,807,795
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,286,035          19,217,291
Net assets at beginning of period                                   37,703,727          18,486,436
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,989,762  $       37,703,727
                                                            ==================  ==================

                                                                  Phoenix Money Market Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        2,451,408  $        2,195,791
      Realized gains (losses)                                                -                   -
      Unrealized appreciation (depreciation) during
       the year                                                              -                   -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,451,408           2,195,791
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        15,076,669          16,419,465
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  6,106,922           5,873,224
      Transfers for contract benefits and terminations             (17,643,345)        (16,775,408)
      Contract maintenance charges                                  (6,024,810)         (6,209,205)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,484,564)           (691,924)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (33,156)          1,503,867
Net assets at beginning of period                                   60,133,477          58,629,610
                                                            ------------------  ------------------
Net assets at end of period                                 $       60,100,321  $       60,133,477
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix Multi-Sector Fixed Income Series
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        4,065,498   $        4,324,122
      Realized gains (losses)                                          198,461               50,571
      Unrealized appreciation (depreciation) during
       the year                                                     (1,527,482)             969,384
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                2,736,477            5,344,077
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         5,511,453            5,737,457
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    299,988            9,077,906
      Transfers for contract benefits and terminations              (9,639,757)          (3,957,426)
      Contract maintenance charges                                  (3,891,100)          (3,876,158)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,719,416)           6,981,779
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (4,982,939)          12,325,856
Net assets at beginning of period                                   93,566,219           81,240,363
                                                            ------------------   ------------------
Net assets at end of period                                 $       88,583,280   $       93,566,219
                                                            ==================   ==================

                                                            Phoenix Multi-Sector Short Term Bond Series
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          491,898    $          391,534
      Realized gains (losses)                                           12,118                 8,924
      Unrealized appreciation (depreciation) during
       the year                                                       (180,995)               82,367
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  323,021               482,825
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,764,116               818,898
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (500,600)              137,036
      Transfers for contract benefits and terminations                (340,089)             (519,405)
      Contract maintenance charges                                    (329,143)             (359,661)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               594,284                76,868
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       917,305               559,693
Net assets at beginning of period                                   10,020,634             9,460,941
                                                            ------------------    ------------------
Net assets at end of period                                 $       10,937,939    $       10,020,634
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix Strategic Allocation Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,386,418  $        1,356,807
      Realized gains (losses)                                        4,178,789           9,421,815
      Unrealized appreciation (depreciation) during
       the year                                                     (1,820,975)         (2,430,779)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,744,232           8,347,843
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,167,216           6,755,534
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,132,285)         (4,322,479)
      Transfers for contract benefits and terminations              (4,840,130)         (7,450,275)
      Contract maintenance charges                                  (4,253,123)         (4,481,583)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,058,322)         (9,498,803)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (2,314,090)         (1,150,960)
Net assets at beginning of period                                   75,168,623          76,319,583
                                                            ------------------  ------------------
Net assets at end of period                                 $       72,854,533  $       75,168,623
                                                            ==================  ==================

                                                             Phoenix-Aberdeen International Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          832,146  $        1,208,176
      Realized gains (losses)                                        6,611,786             684,999
      Unrealized appreciation (depreciation) during
       the year                                                      6,902,064          18,100,026
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               14,345,996          19,993,201
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         8,124,702           6,181,809
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (31,878)         15,588,370
      Transfers for contract benefits and terminations             (10,087,062)         (7,028,001)
      Contract maintenance charges                                  (5,496,937)         (4,407,684)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,491,175)         10,334,494
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,854,821          30,327,695
Net assets at beginning of period                                  105,043,552          74,715,857
                                                            ------------------  ------------------
Net assets at end of period                                 $      111,898,373  $      105,043,552
                                                            ==================  ==================



                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Phoenix-Alger Small-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (116,395) $          (45,140)
      Realized gains (losses)                                        3,045,669              34,990
      Unrealized appreciation (depreciation) during
       the year                                                       (713,466)          1,015,007
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,215,808           1,004,857
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,427,172             910,018
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (989,749)         10,935,619
      Transfers for contract benefits and terminations              (1,113,655)           (812,365)
      Contract maintenance charges                                    (768,105)           (350,522)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,444,337)         10,682,750
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       771,471          11,687,607
Net assets at beginning of period                                   15,016,222           3,328,615
                                                            ------------------  ------------------
Net assets at end of period                                 $       15,787,693  $       15,016,222
                                                            ==================  ==================

                                                            Phoenix-Duff & Phelps Real Estate Securities
                                                                            Series
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          209,576     $          236,190
      Realized gains (losses)                                        4,628,147              3,913,064
      Unrealized appreciation (depreciation) during
       the year                                                    (11,615,746)             8,418,256
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations               (6,778,023)            12,567,510
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         3,370,140              3,324,341
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,369,425)               732,150
      Transfers for contract benefits and terminations              (3,648,125)            (4,181,326)
      Contract maintenance charges                                  (1,873,022)            (1,978,486)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,520,432)            (2,103,321)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                   (13,298,455)            10,464,189
Net assets at beginning of period                                   46,223,746             35,759,557
                                                            ------------------     ------------------
Net assets at end of period                                 $       32,925,291     $       46,223,746
                                                            ==================     ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                   Series: Aggressive Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,224  $            7,362
      Realized gains (losses)                                           62,198                 738
      Unrealized appreciation (depreciation) during
       the year                                                         89,370              96,353
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  159,792             104,453
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           514,412             144,614
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    996,604             956,554
      Transfers for contract benefits and terminations                 (76,754)             (1,015)
      Contract maintenance charges                                    (147,582)            (38,743)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,286,680           1,061,410
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,446,472           1,165,863
Net assets at beginning of period                                    1,165,863                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,612,335  $        1,165,863
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                        Series: Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           74,887  $           36,947
      Realized gains (losses)                                           72,960               2,108
      Unrealized appreciation (depreciation) during
       the year                                                        325,296             221,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  473,143             260,074
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           802,752             379,561
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,962,707           3,303,756
      Transfers for contract benefits and terminations                (172,385)            (51,910)
      Contract maintenance charges                                    (429,456)            (97,532)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,163,618           3,533,875
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,636,761           3,793,949
Net assets at beginning of period                                    3,793,949                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        8,430,710  $        3,793,949
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                       Series: Moderate
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,582  $            4,941
      Realized gains (losses)                                            2,053                  51
      Unrealized appreciation (depreciation) during
       the year                                                          9,657              (1,657)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   17,292               3,335
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            42,290              29,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     71,109             334,100
      Transfers for contract benefits and terminations                 (79,713)                  -
      Contract maintenance charges                                     (39,444)             (8,072)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (5,758)            355,947
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        11,534             359,282
Net assets at beginning of period                                      359,282                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          370,816  $          359,282
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                    Series: Moderate Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           36,616  $            9,275
      Realized gains (losses)                                           41,234               2,026
      Unrealized appreciation (depreciation) during
       the year                                                         44,603              46,692
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  122,453              57,993
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           357,703             169,923
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,133,161             840,736
      Transfers for contract benefits and terminations                 (63,856)            (85,425)
      Contract maintenance charges                                    (157,628)            (20,820)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,269,380             904,414
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,391,833             962,407
Net assets at beginning of period                                      962,407                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,354,240  $          962,407
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix-Sanford Bernstein Mid-Cap Value
                                                                            Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (248,518) $         (115,803)
      Realized gains (losses)                                        4,818,493           4,776,155
      Unrealized appreciation (depreciation) during
       the year                                                     (3,854,265)            182,043
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  715,710           4,842,395
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         2,996,012           3,178,393
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    119,433             744,259
      Transfers for contract benefits and terminations              (3,032,259)         (2,694,438)
      Contract maintenance charges                                  (1,966,512)         (1,822,481)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,883,326)           (594,267)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (1,167,616)          4,248,128
Net assets at beginning of period                                   38,669,699          34,421,571
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,502,083  $       38,669,699
                                                            ==================  ==================

                                                            Phoenix-Sanford Bernstein Small-Cap Value
                                                                            Series
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (177,912)  $         (116,134)
      Realized gains (losses)                                        3,002,931            3,533,048
      Unrealized appreciation (depreciation) during
       the year                                                     (3,291,253)             (68,174)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                 (466,234)           3,348,740
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         1,795,151            2,108,607
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    116,114               33,652
      Transfers for contract benefits and terminations              (3,269,705)          (1,448,103)
      Contract maintenance charges                                  (1,188,402)          (1,087,285)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,546,842)            (393,129)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (3,013,076)           2,955,611
Net assets at beginning of period                                   24,109,139           21,153,528
                                                            ------------------   ------------------
Net assets at end of period                                 $       21,096,063   $       24,109,139
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix-Van Kampen Comstock Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          326,056  $          387,142
      Realized gains (losses)                                        1,976,897           7,280,747
      Unrealized appreciation (depreciation) during
       the year                                                     (3,209,319)           (453,119)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (906,366)          7,214,770
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,409,152           4,176,284
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,798,473)         (2,740,870)
      Transfers for contract benefits and terminations              (3,542,853)         (3,251,789)
      Contract maintenance charges                                  (1,857,462)         (1,912,624)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,789,636)         (3,728,999)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (6,696,002)          3,485,771
Net assets at beginning of period                                   41,459,860          37,974,089
                                                            ------------------  ------------------
Net assets at end of period                                 $       34,763,858  $       41,459,860
                                                            ==================  ==================

                                                            Phoenix-Van Kampen Equity 500 Index Series
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          283,945    $          247,802
      Realized gains (losses)                                          517,594               (93,181)
      Unrealized appreciation (depreciation) during
       the year                                                      1,407,763             5,304,657
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                2,209,302             5,459,278
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         3,926,453             3,788,444
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,285,078)           12,166,696
      Transfers for contract benefits and terminations              (5,614,832)           (2,519,801)
      Contract maintenance charges                                  (2,887,583)           (2,178,589)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,861,040)           11,256,750
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                    (4,651,738)           16,716,028
Net assets at beginning of period                                   55,894,134            39,178,106
                                                            ------------------    ------------------
Net assets at end of period                                 $       51,242,396    $       55,894,134
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT CommodityRealReturn Strategy
                                                                   Portfolio - Advisor Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           60,986  $            8,826
      Realized gains (losses)                                            2,103                 261
      Unrealized appreciation (depreciation) during
       the year                                                        245,920             (21,838)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  309,009             (12,751)
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           213,672              21,688
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,041,478             338,417
      Transfers for contract benefits and terminations                 (98,980)                (21)
      Contract maintenance charges                                     (66,924)             (3,097)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,089,246             356,987
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,398,255             344,236
Net assets at beginning of period                                      344,236                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,742,491  $          344,236
                                                            ==================  ==================

                                                            PIMCO VIT Real Return Portfolio - Advisor
                                                                             Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           12,240   $            2,032
      Realized gains (losses)                                           (4,328)               4,553
      Unrealized appreciation (depreciation) during
       the year                                                         37,424               (6,747)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   45,336                 (162)
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           587,981                  271
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    185,552              168,377
      Transfers for contract benefits and terminations                 (24,908)                   -
      Contract maintenance charges                                     (12,517)              (2,352)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               736,108              166,296
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       781,444              166,134
Net assets at beginning of period                                      166,134                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          947,578   $          166,134
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT Total Return Portfolio - Advisor
                                                                             Class
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           42,917    $            6,869
      Realized gains (losses)                                            3,235                 3,045
      Unrealized appreciation (depreciation) during
       the year                                                         49,462                   168
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   95,614                10,082
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           114,471                26,962
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    759,107               555,883
      Transfers for contract benefits and terminations                (120,652)                 (561)
      Contract maintenance charges                                     (52,572)              (10,066)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               700,354               572,218
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       795,968               582,300
Net assets at beginning of period                                      582,300                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $        1,378,268    $          582,300
                                                            ==================    ==================

                                                            Rydex Variable Trust Inverse Government
                                                                    Long Bond Strategy Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           10,679  $           10,296
      Realized gains (losses)                                           (3,792)            (17,672)
      Unrealized appreciation (depreciation) during
       the year                                                        (19,571)             32,924
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  (12,684)             25,548
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            22,731              21,042
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (43,211)           (217,074)
      Transfers for contract benefits and terminations                  (5,971)            (22,368)
      Contract maintenance charges                                     (13,088)            (17,874)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,539)           (236,274)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (52,223)           (210,726)
Net assets at beginning of period                                      302,479             513,205
                                                            ------------------  ------------------
Net assets at end of period                                 $          250,256  $          302,479
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                Rydex Variable Trust Nova Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,692  $            2,024
      Realized gains (losses)                                           59,669              15,773
      Unrealized appreciation (depreciation) during
       the year                                                        (55,459)             64,920
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    5,902              82,717
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            34,072              45,089
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (146,227)           (150,503)
      Transfers for contract benefits and terminations                 (26,729)            (17,339)
      Contract maintenance charges                                     (25,594)            (34,595)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (164,478)           (157,348)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (158,576)            (74,631)
Net assets at beginning of period                                      499,967             574,598
                                                            ------------------  ------------------
Net assets at end of period                                 $          341,391  $          499,967
                                                            ==================  ==================

                                                            Rydex Variable Trust Sector Rotation Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (13,598)  $          (13,665)
      Realized gains (losses)                                          151,099              185,229
      Unrealized appreciation (depreciation) during
       the year                                                        200,126               11,887
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  337,627              183,451
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           150,720              204,901
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (122,824)          (1,035,430)
      Transfers for contract benefits and terminations                (107,892)            (128,448)
      Contract maintenance charges                                     (92,303)            (105,607)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (172,299)          (1,064,584)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       165,328             (881,133)
Net assets at beginning of period                                    1,667,775            2,548,908
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,833,103   $        1,667,775
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Balanced Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              368   $                -
      Realized gains (losses)                                              952                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (1,507)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (187)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                                 -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     17,143                    -
      Transfers for contract benefits and terminations                       -                    -
      Contract maintenance charges                                         (94)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                17,049                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        16,862                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           16,862   $                -
                                                            ==================   ==================

                                                             Sentinel Variable Products Bond Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,038  $                -
      Realized gains (losses)                                               81                   -
      Unrealized appreciation (depreciation) during
       the year                                                         (4,028)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    4,091                   -
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            15,668                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    204,416                   -
      Transfers for contract benefits and terminations                     (67)                  -
      Contract maintenance charges                                      (3,918)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               216,099                   -
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       220,190                   -
Net assets at beginning of period                                            -                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          220,190  $                -
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Common Stock
                                                                             Fund
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,650   $                -
      Realized gains (losses)                                           10,597                    -
      Unrealized appreciation (depreciation) during
       the year                                                        (13,687)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                    2,560                    -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            55,103                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    542,660                    -
      Transfers for contract benefits and terminations                    (296)                   -
      Contract maintenance charges                                      (5,500)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               591,967                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       594,527                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          594,527   $                -
                                                            ==================   ==================

                                                            Sentinel Variable Products Mid Cap Growth
                                                                             Fund
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (227)   $                -
      Realized gains (losses)                                              132                     -
      Unrealized appreciation (depreciation) during
       the year                                                          1,451                     -
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                    1,356                     -
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             5,391                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    235,312                     -
      Transfers for contract benefits and terminations                  (2,528)                    -
      Contract maintenance charges                                        (452)                    -
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               237,723                     -
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       239,079                     -
Net assets at beginning of period                                            -                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          239,079    $                -
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Small Company
                                                                             Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              449   $                -
      Realized gains (losses)                                            8,795                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (9,817)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (573)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             9,331                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     87,065                    -
      Transfers for contract benefits and terminations                     (40)                   -
      Contract maintenance charges                                        (970)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                95,386                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        94,813                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           94,813   $                -
                                                            ==================   ==================

                                                            Templeton Developing Markets Securities
                                                                        Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          109,580  $            8,502
      Realized gains (losses)                                          415,238              33,404
      Unrealized appreciation (depreciation) during
       the year                                                      1,118,369             754,921
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,643,187             796,827
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           681,687             196,513
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,628,615           1,850,722
      Transfers for contract benefits and terminations                (368,835)           (248,131)
      Contract maintenance charges                                    (376,057)           (161,829)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,565,410           1,637,275
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,208,597           2,434,102
Net assets at beginning of period                                    4,576,004           2,141,902
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,784,601  $        4,576,004
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Foreign Securities Fund - Class 2
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          323,594    $          122,508
      Realized gains (losses)                                        1,509,862               152,283
      Unrealized appreciation (depreciation) during
       the year                                                      1,760,369             4,160,356
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                3,593,825             4,435,147
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         2,087,866             2,283,285
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (415,198)              603,203
      Transfers for contract benefits and terminations              (2,440,015)           (1,420,969)
      Contract maintenance charges                                  (1,216,731)           (1,048,512)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,984,078)              417,007
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,609,747             4,852,154
Net assets at beginning of period                                   25,791,077            20,938,923
                                                            ------------------    ------------------
Net assets at end of period                                 $       27,400,824    $       25,791,077
                                                            ==================    ==================

                                                            Templeton Global Asset Allocation Fund -
                                                                            Class 2
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          192,533   $           65,041
      Realized gains (losses)                                          267,572               69,833
      Unrealized appreciation (depreciation) during
       the year                                                       (360,171)              55,803
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   99,934              190,677
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            47,330               50,567
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (1,302)             (15,347)
      Transfers for contract benefits and terminations                 (44,706)             (24,029)
      Contract maintenance charges                                     (73,290)             (67,416)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (71,968)             (56,225)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        27,966              134,452
Net assets at beginning of period                                    1,115,004              980,552
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,142,970   $        1,115,004
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Growth Securities Fund - Class 2
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          142,234    $          122,889
      Realized gains (losses)                                        1,018,408             1,027,339
      Unrealized appreciation (depreciation) during
       the year                                                       (773,143)            2,905,651
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  387,499             4,055,879
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,897,911             1,922,175
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,933                18,348
      Transfers for contract benefits and terminations              (1,405,495)           (1,604,258)
      Contract maintenance charges                                  (1,162,432)             (993,545)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               279,917              (657,280)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       667,416             3,398,599
Net assets at beginning of period                                   23,091,136            19,692,537
                                                            ------------------    ------------------
Net assets at end of period                                 $       23,758,552    $       23,091,136
                                                            ==================    ==================

                                                            Van Kampen UIF Equity and Income Portfolio -
                                                                           Class II
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,165     $               55
      Realized gains (losses)                                           10,701                    862
      Unrealized appreciation (depreciation) during
       the year                                                         (7,725)                12,634
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                    8,141                 13,551
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                            50,737                 21,522
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    245,708                210,924
      Transfers for contract benefits and terminations                 (12,554)                  (898)
      Contract maintenance charges                                     (20,950)                (3,397)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               262,941                228,151
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       271,082                241,702
Net assets at beginning of period                                      241,702                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $          512,784     $          241,702
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Wanger International Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (9,383) $          (58,466)
      Realized gains (losses)                                        1,864,039             161,504
      Unrealized appreciation (depreciation) during
       the year                                                      1,305,447           3,717,461
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,160,103           3,820,499
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,189,120           1,144,714
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,180,403             597,748
      Transfers for contract benefits and terminations              (1,029,266)           (872,084)
      Contract maintenance charges                                    (829,987)           (701,645)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,510,270             168,733
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,670,373           3,989,232
Net assets at beginning of period                                   14,342,614          10,353,382
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,012,987  $       14,342,614
                                                            ==================  ==================

                                                                Wanger International Small Cap
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           78,702  $         (128,529)
      Realized gains (losses)                                        7,151,592           1,780,194
      Unrealized appreciation (depreciation) during
       the year                                                      3,073,963          17,095,069
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               10,304,257          18,746,734
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,346,604           4,714,389
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,224,399)         (1,404,621)
      Transfers for contract benefits and terminations              (6,144,398)         (5,057,607)
      Contract maintenance charges                                  (3,463,204)         (3,207,507)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,485,397)         (4,955,346)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,818,860          13,791,388
Net assets at beginning of period                                   68,022,181          54,230,793
                                                            ------------------  ------------------
Net assets at end of period                                 $       70,841,041  $       68,022,181
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                         Wanger Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (135,539) $          (46,583)
      Realized gains (losses)                                          385,916             459,995
      Unrealized appreciation (depreciation) during
       the year                                                      1,058,319           2,110,627
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,308,696           2,524,039
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,408,566           1,308,379
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,397,089           1,138,698
      Transfers for contract benefits and terminations              (1,125,356)           (866,567)
      Contract maintenance charges                                    (740,792)           (657,871)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,939,507             922,639
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     3,248,203           3,446,678
Net assets at beginning of period                                   16,533,158          13,086,480
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,781,361  $       16,533,158
                                                            ==================  ==================

                                                                 Wanger U.S. Smaller Companies
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (645,032) $         (463,251)
      Realized gains (losses)                                        8,198,524           5,210,762
      Unrealized appreciation (depreciation) during
       the year                                                     (3,531,997)          1,237,629
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                4,021,495           5,985,140
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,877,699           7,232,259
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,155,031)         (4,915,802)
      Transfers for contract benefits and terminations              (9,359,113)         (7,718,347)
      Contract maintenance charges                                  (4,250,303)         (4,539,981)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (11,886,748)         (9,941,871)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,865,253)         (3,956,731)
Net assets at beginning of period                                   85,779,337          89,736,068
                                                            ------------------  ------------------
Net assets at end of period                                 $       77,914,084  $       85,779,337
                                                            ==================  ==================

                       See Notes to Financial Statements

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 68 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------------------------------------------------
Lazard Retirement Small Cap portfolio - Service Shares
------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - Class S
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix Money Market Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Sanford Bernstein Mid-Cap Value Series
----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
----------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
----------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
----------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class
----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
----------------------------------------------------------------
Sentinel Variable Products Bond Fund
----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
----------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------
Wanger Select
----------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                        Purchases        Sales
-----------------                                                      --------------     -----
   AIM V.I. Capital Appreciation Fund - Class I                        $    1,853,495 $    1,922,119
   AIM V.I. Core Equity Fund - Class I                                        585,944      1,550,028
   AIM V.I. Mid Cap Core Equity Fund - Class I                                569,945      1,268,343
   Alger American Leveraged AllCap Portfolio - Class O                      1,035,444      3,339,746
   Anchor Series Trust Capital Appreciation Portfolio - Class 1               424,157        747,171
   Anchor Series Trust Government & Quality Bond Portfolio - Class 1           15,345         52,563
   Anchor Series Trust Growth and Income Portfolio - Class 1                   74,843         79,531
   Anchor Series Trust Growth Portfolio - Class 1                             368,447        458,567
   Anchor Series Trust Money Market Portfolio - Class 1                       515,537        464,004
   Anchor Series Trust Multi-Asset Portfolio - Class 1                        278,865        188,304
   Anchor Series Trust Natural Resources Portfolio - Class 1                   60,923        146,797
   Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1              149,779         97,864
   DWS Equity 500 Index Fund VIP - Class A                                  8,625,508      4,655,205
   Federated Fund for U.S. Government Securities II                        10,863,982      9,280,792
   Federated High Income Bond Fund II - Primary Shares                      5,141,771      9,928,702
   Fidelity VIP Contrafund(R) Portfolio - Service Class                    32,921,702     11,404,399
   Fidelity VIP Growth Opportunities Portfolio - Service Class              3,453,955      1,452,200
   Fidelity VIP Growth Portfolio - Service Class                            4,305,591      5,075,302
   Fidelity VIP Investment Grade Bond Portfolio - Service Class             2,425,194        205,009
   Franklin Income Securities Fund - Class 2                                1,771,938        457,378
   Lazard Retirement Small Cap Portfolio - Service Shares                   1,077,744        339,792
   Lord Abbett Bond-Debenture Portfolio - Class VC                          2,106,143      1,567,480
   Lord Abbett Growth and Income Portfolio - Class VC                       7,010,750      6,571,126
   Lord Abbett Mid-Cap Value Portfolio - Class VC                           3,087,058      2,437,649
   Mutual Shares Securities Fund - Class 2                                 11,135,643      7,848,111
   Neuberger Berman AMT Fasciano Portfolio - S Class                           28,346         23,332
   Neuberger Berman AMT Guardian Portfolio - S Class                        1,066,853         88,167
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                  391,036        130,390
   Oppenheimer Global Securities Fund/VA - Service Shares                   1,194,986        240,942
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               1,091,255        123,151
   Phoenix Capital Growth Series                                           20,676,071     46,659,502
   Phoenix Growth and Income Series                                         6,541,919      7,576,919
   Phoenix Mid-Cap Growth Series                                            5,931,397     11,980,473
   Phoenix Money Market Series                                             44,996,221     45,029,377
   Phoenix Multi-Sector Fixed Income Series                                13,272,968     16,926,887
   Phoenix Multi-Sector Short Term Bond Series                              3,452,841      2,366,659
   Phoenix Strategic Allocation Series                                     11,583,801     12,187,708
   Phoenix-Aberdeen International Series                                   20,487,236     21,597,529
   Phoenix-Alger Small-Cap Growth Series                                    5,519,775      4,124,971
   Phoenix-Duff & Phelps Real Estate Securities Series                      9,389,239     12,411,571
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth           3,809,020      2,491,944
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                      5,275,184        982,929
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                      385,346        380,592
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth             2,739,620        395,456
   Phoenix-Sanford Bernstein Mid-Cap Value Series                          12,069,277      9,507,704
   Phoenix-Sanford Bernstein Small-Cap Value Series                         7,003,965      6,779,073
   Phoenix-Van Kampen Comstock Series                                       8,759,833     12,315,760
   Phoenix-Van Kampen Equity 500 Index Series                               6,651,697     13,228,792
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         2,527,904        377,673
   PIMCO VIT Real Return Portfolio - Advisor Class                          1,030,494        280,220
   PIMCO VIT Total Return Portfolio - Advisor Class                         1,097,904        354,632

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                       Purchases         Sales
-----------------                                                       ---------         -----
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund   $        38,384 $        67,243
   Rydex Variable Trust Nova Fund                                             38,906         201,692
   Rydex Variable Trust Sector Rotation Fund                                 317,843         368,113
   Sentinel Variable Products Balanced Fund                                   18,480             111
   Sentinel Variable Products Bond Fund                                      254,356          30,218
   Sentinel Variable Products Common Stock Fund                              624,162          15,940
   Sentinel Variable Products Mid Cap Growth Fund                            250,032          12,536
   Sentinel Variable Products Small Company Fund                             105,738           1,112
   Templeton Developing Markets Securities Fund - Class 2                  7,966,598       2,698,733
   Templeton Foreign Securities Fund - Class 2                             5,483,180       5,955,498
   Templeton Global Asset Allocation Fund - Class 2                          513,465         128,487
   Templeton Growth Securities Fund - Class 2                              5,324,803       3,877,369
   Van Kampen UIF Equity and Income Portfolio - Class II                     374,730          96,185
   Wanger International Select                                             6,686,589       3,344,083
   Wanger International Small Cap                                         14,700,084      16,416,998
   Wanger Select                                                           7,178,520       5,024,924
   Wanger U.S. Smaller Companies                                          11,509,332      19,564,980
                                                                     --------------- ---------------
                                                                     $   358,219,093 $   357,904,757
                                                                     --------------- ---------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                  -------------------------------------
                                                                  For period ended December 31, 2007
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  -------------------------------------
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       1,683,753  (1,692,469)      (8,716)
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                  466,527  (1,336,097)    (869,570)
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          381,071    (962,635)    (581,564)
-------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                1,071,551  (3,409,452)  (2,337,901)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             501      (6,051)      (5,550)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         14      (1,104)      (1,090)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                922      (1,714)        (792)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                           869      (3,969)      (3,100)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  19,847     (18,999)         848
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                       25      (3,793)      (3,768)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1                 20      (1,334)      (1,314)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1             96      (1,764)      (1,668)
-------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            5,462,708  (3,083,822)   2,378,886
-------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,523,057  (6,430,340)      92,717
-------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                3,097,695  (7,158,218)  (4,060,523)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class               8,596,188  (7,139,562)   1,456,626
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        3,485,475  (1,373,823)   2,111,652
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,817,779  (5,880,004)  (1,062,225)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class       2,376,713    (194,759)   2,181,954
-------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          1,480,302    (385,427)   1,094,875
-------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               185,992    (254,041)     (68,049)
-------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,533,305  (1,320,060)     213,245
-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 3,996,445  (5,076,457)  (1,080,012)
-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     1,290,543  (1,837,208)    (546,665)
-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            4,372,851  (3,736,264)     636,587
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                     26,899     (22,626)       4,273
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    958,594     (73,827)     884,767
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            349,687    (112,318)     237,369
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares             1,024,341    (205,354)     818,987
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,030,625    (114,203)     916,422
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      5,130,407 (11,569,841)  (6,439,434)
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   3,401,514  (4,727,558)  (1,326,044)
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      3,906,645  (7,893,858)  (3,987,213)
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       24,055,129 (25,580,837)  (1,525,708)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           2,788,382  (4,576,687)  (1,788,305)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        2,506,812  (1,993,019)     513,793
-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,235,322  (2,550,947)  (1,315,625)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              3,825,522  (5,843,636)  (2,018,114)
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              1,103,274  (1,729,486)    (626,212)
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,121,470  (2,378,269)  (1,256,799)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     3,121,263  (1,994,739)   1,126,524
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                4,488,566    (806,963)   3,681,603
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                342,209    (354,850)     (12,641)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth       2,324,390    (330,096)   1,994,294
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,304,687  (4,089,589)    (784,902)
-------------------------------------------------------------------------------------------------------

                                                                  ------------------------------------
                                                                  For period ended December 31, 2006
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       2,304,623  (1,848,441)     456,182
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                6,173,262  (1,936,297)   4,236,965
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          693,109  (1,069,969)    (376,860)
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                2,808,285  (4,773,557)  (1,965,272)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             922      (4,669)      (3,747)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         44        (220)        (176)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                322        (231)          91
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                         1,103      (4,002)      (2,899)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  14,758      (7,747)       7,011
------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                      313      (2,770)      (2,457)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1              1,274      (2,146)        (872)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1            195      (3,272)      (3,077)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            7,264,556  (3,713,926)   3,550,630
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,207,510  (7,372,010)  (1,164,500)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                4,288,405  (3,892,961)     395,444
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class              13,969,596  (8,349,449)   5,620,147
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        2,461,110  (1,063,499)   1,397,611
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,418,590  (5,545,921)  (1,127,331)
------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class               -           -            -
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                            862,104    (114,405)     747,699
------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               389,223    (464,537)     (75,314)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,113,678    (915,528)     198,150
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 5,194,723  (3,670,494)   1,524,229
------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     2,493,376  (2,311,881)     181,495
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            5,296,581  (2,986,494)   2,310,087
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      7,253      (1,916)       5,337
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    104,159      (2,870)     101,289
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            448,877      (6,686)     442,191
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares               470,511     (34,642)     435,869
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares           294,142     (15,112)     279,030
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12,919,552 (13,186,697)    (267,145)
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   6,010,023  (5,024,954)     985,069
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                     19,903,923  (6,262,787)  13,641,136
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       27,645,070 (28,403,393)    (758,323)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           5,700,896  (4,184,368)   1,516,528
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        1,840,974  (1,766,226)      74,748
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,772,080  (4,155,383)  (2,383,303)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              9,220,372  (5,561,115)   3,659,257
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              6,859,693  (1,619,428)   5,240,265
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,955,521  (2,377,418)    (421,897)
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     1,119,786     (77,056)   1,042,730
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                3,652,143    (187,084)   3,465,059
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                350,379      (7,967)     342,412
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         995,981    (105,040)     890,941
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,470,795  (3,756,734)    (285,939)
------------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                 -----------------------------------
                                                                 For period ended December 31, 2007
                                                                  Units      Units     Net Increase
Investment Option                                                 Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 1,661,399 (2,668,945)  (1,007,546)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3,398,261 (6,527,786)  (3,129,525)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       3,795,406 (8,395,065)  (4,599,659)
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class 2,346,556   (356,246)   1,990,310
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                    942,915   (257,694)     685,221
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                   992,987   (323,137)     669,850
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund     27,328    (68,638)     (41,310)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      19,316   (113,817)     (94,501)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          106,138   (208,825)    (102,687)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            16,653        (93)      16,560
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               245,389    (29,847)     215,542
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       595,511    (15,113)     580,398
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     232,814    (11,270)     221,544
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                       95,182     (1,004)      94,178
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2           2,126,932   (819,416)   1,307,516
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                      2,178,859 (3,340,750)  (1,161,891)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                    23,377    (58,530)     (35,153)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                       1,901,847 (1,730,271)     171,576
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II              322,091    (83,040)     239,051
----------------------------------------------------------------------------------------------------
Wanger International Select                                      1,613,826 (1,023,027)     590,799
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   2,110,956 (3,821,924)  (1,710,968)
----------------------------------------------------------------------------------------------------
Wanger Select                                                    2,399,246 (1,797,657)     601,589
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    2,398,506 (6,239,059)  (3,840,553)
----------------------------------------------------------------------------------------------------

                                                                 -----------------------------------
                                                                 For period ended December 31, 2006
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  2,008,645 (2,176,372)    (167,727)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                3,821,716 (6,243,543)  (2,421,827)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       14,641,134 (6,776,475)   7,864,659
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class    428,338    (67,825)     360,513
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                     197,489    (34,650)     162,839
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                    572,177    (10,325)     561,852
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund      75,915   (339,878)    (263,963)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       41,360   (147,841)    (106,481)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           657,961 (1,383,734)    (725,773)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                  -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                      -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                              -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                            -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                             -          -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              839,271   (211,884)     627,387
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       3,244,411 (2,924,907)     319,504
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     29,061    (61,931)     (32,870)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        2,279,623 (2,638,124)    (358,501)
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               233,868     (9,563)     224,305
----------------------------------------------------------------------------------------------------
Wanger International Select                                       2,528,280 (2,360,057)     168,223
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    4,141,982 (5,560,021)  (1,418,039)
----------------------------------------------------------------------------------------------------
Wanger Select                                                     1,771,707 (1,366,734)     404,973
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     3,406,296 (6,973,798)  (3,567,502)
----------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                             At December 31,                       For the periods ended December 31,
                     -------------------------------------     ------------------------------------------------
                                    Unit             Net       Investment    Expense                 Total
                      Units        Value           Assets        Income     Ratio /2/             Return /3/
                     (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     -------- -------------------  --------    ---------- -------------------  -----------------

AIM V.I. Capital Appreciation Fund - Class I
   2007               7,902     1.12  to     1.26   9,061            -        -   to    0.80%   11.11%  to  12.01%
   2006               7,911     1.01  to     1.13   8,134        0.06%        -   to    0.80%    4.89%  to   6.55%
   2005               7,454     0.95  to     1.06   7,262        0.07%        -   to    0.80%    7.97%  to   8.83%
   2004               5,816     0.88  to     0.97   5,234            -    0.40%   to    0.80%    5.77%  to   6.71%
   2003               3,853     0.84  to     0.91   3,274            -    0.40%   to    0.80%   28.48%  to  29.52%
AIM V.I. Core Equity Fund - Class I
   2007               3,367     1.17  to     1.18   3,950        1.04%        -   to    0.80%  (0.22%)  to   8.12%
   2006/11/           4,237     1.09  to     1.10   4,623        0.83%        -   to    0.80%    8.57%  to   9.16%
   2005                   -        -  to        -       -            -        -   to        -        -  to       -
   2004                   -        -  to        -       -            -        -   to        -        -  to       -
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007               3,768     1.30  to     1.33   4,916        0.21%        -   to    0.80%    8.67%  to   9.55%
   2006               4,349     1.20  to     1.22   5,219        0.95%        -   to    0.80%   10.35%  to  11.24%
   2005               4,726     1.09  to     1.10   5,136        0.51%        -   to    0.80%    6.76%  to   7.62%
   2004/7/            4,439     1.02  to     1.02   4,515        1.95%    0.40%   to    0.80%    1.92%  to   1.98%
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
Alger American Leveraged AllCap Portfolio - Class O
   2007              13,760     1.04  to     1.52  15,227            -        -   to    0.80%   32.46%  to  33.53%
   2006              16,097     0.78  to     1.14  13,373            -        -   to    0.80%   10.38%  to  19.26%
   2005              18,063     0.66  to     0.96  12,856            -        -   to    0.80%   13.53%  to  14.45%
   2004              20,187     0.58  to     0.84  12,536            -    0.40%   to    0.80%  (3.77%)  to   8.19%
   2003              15,970     0.54  to     0.83   9,232            -    0.40%   to    0.80%   33.65%  to  34.72%
Anchor Series Trust Capital Appreciation Portfolio - Class 1
   2007                  24   128.12  to   136.89   3,020        0.36%    0.45%   to    0.60%   26.94%  to  27.13%
   2006                  29   100.78  to   107.84   2,935        0.14%    0.45%   to    0.60%   10.76%  to  10.92%
   2005                  33    90.85  to    97.37   2,988        0.30%    0.45%   to    0.60%   10.90%  to  11.10%
   2004                  36    81.74  to    87.79   2,967            -    0.45%   to    0.60%    8.47%  to   8.62%
   2003                  38    75.25  to    80.94   2,864            -    0.45%   to    0.60%   30.96%  to  31.45%
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
   2007                   8    33.21  to    48.27     398        3.65%    0.45%   to    0.60%    5.65%  to   5.81%
   2006                   9    31.43  to    45.62     426        3.67%    0.45%   to    0.60%    2.68%  to   2.84%
   2005                  10    30.61  to    44.36     422        3.28%    0.45%   to    0.60%    1.70%  to   2.20%
   2004                  17    30.11  to    43.42     754        4.73%    0.45%   to    0.60%    2.54%  to   2.94%
   2003                  19    29.36  to    42.18     817        4.54%    0.45%   to    0.60%    0.92%  to   1.86%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                --------------------------------------     -------------------------------------------------
                                Unit             Net       Investment    Expense                 Total
                 Units         Value           Assets        Income     Ratio /2/              Return /3/
                (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                --------- -------------------  --------    ---------- -------------------  ------------------

Anchor Series Trust Growth and Income Portfolio - Class 1
   2007              6     46.89  to    48.37     302        0.55%    0.45%   to    0.60%    9.59% to    9.75%
   2006              7     42.72  to    44.14     309        0.55%    0.45%   to    0.60%   10.50% to   10.67%
   2005              7     38.60  to    39.94     275        0.94%    0.45%   to    0.60%    4.20% to    4.40%
   2004             10     36.99  to    38.32     358        0.51%    0.45%   to    0.60%    5.29% to    5.66%
   2003             10     35.00  to    36.40     336        0.57%    0.45%   to    0.60%   25.34% to   25.57%
Anchor Series Trust Growth Portfolio - Class 1
   2007             21     75.52  to   114.03   2,321        0.69%    0.45%   to    0.60%    9.53% to    9.70%
   2006             24     68.95  to   103.95   2,438        0.61%    0.45%   to    0.60%   12.61% to   12.78%
   2005             27     61.23  to    92.17   2,425        0.91%    0.45%   to    0.60%    6.50% to    6.60%
   2004             31     57.50  to    86.43   2,607        0.55%    0.45%   to    0.60%   10.18% to   10.36%
   2003             32     52.19  to    78.32   2,494        0.55%    0.45%   to    0.60%   29.00% to   29.14%
Anchor Series Trust Money Market Portfolio - Class 1
   2007             31     19.89  to    24.61     765        4.29%    0.45%   to    0.60%    3.76% to    3.92%
   2006             31     19.17  to    23.68     713        4.08%    0.45%   to    0.60%    3.50% to    3.66%
   2005             24     18.52  to    22.84     527        2.23%    0.45%   to    0.60%    1.60% to    1.80%
   2004             25     18.23  to    22.44     549        0.33%    0.45%   to    0.60%  (0.26%) to  (0.11%)
   2003             27     18.28  to    22.46     583        0.34%    0.45%   to    0.60%  (0.29%) to  (0.13%)
Anchor Series Trust Multi-Asset Portfolio - Class 1
   2007             65     46.60  to    46.72   3,028        1.87%    0.45%   to    0.60%    7.82% to    7.99%
   2006             69     43.16  to    43.33   2,966        1.68%    0.45%   to    0.60%    7.11% to    7.27%
   2005             71     40.23  to    40.45   2,864        1.90%    0.45%   to    0.60%    3.30% to    3.40%
   2004             75     38.91  to    39.18   2,918        1.76%    0.45%   to    0.60%    4.04% to    4.19%
   2003             76     37.34  to    37.66   2,855        2.30%    0.45%   to    0.60%   16.20% to   16.31%
Anchor Series Trust Natural Resources Portfolio - Class 1
   2007              9    118.17  to   124.16   1,110        1.09%    0.45%   to    0.60%   39.35% to   39.57%
   2006             10     84.80  to    88.96     913        0.69%    0.45%   to    0.60%   24.18% to   24.37%
   2005             11     68.29  to    71.53     796        0.50%    0.45%   to    0.60%   45.30% to   45.50%
   2004             11     47.01  to    49.17     523        0.78%    0.45%   to    0.60%   24.29% to   24.49%
   2003              9     37.82  to    39.50     368        1.54%    0.45%   to    0.60%   45.75% to   46.82%
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
   2007             34     53.91  to    56.64   1,857            -    0.45%   to    0.60%   15.96% to   16.13%
   2006             36     46.42  to    48.84   1,676        1.52%    0.45%   to    0.60%   10.77% to   10.93%
   2005             39     41.85  to    44.10   1,644        0.71%    0.45%   to    0.60%    8.40% to    8.60%
   2004             42     38.55  to    40.68   1,610        2.13%    0.45%   to    0.60%   10.52% to   10.68%
   2003             44     34.83  to    36.81   1,527        1.01%    0.45%   to    0.60%   28.28% to   28.47%
DWS Equity 500 Index Fund VIP - Class A
   2007         30,164      1.42  to     1.49  43,822        1.50%        -   to    0.80%    4.45% to    5.30%
   2006         27,785      1.36  to     1.42  38,443        1.13%        -   to    0.80%   10.75% to   15.52%
   2005         24,234      1.19  to     1.23  29,129        1.48%        -   to    0.80%    3.84% to    4.68%
   2004         15,645      1.14  to     1.17  17,967        1.06%    0.40%   to    0.80%    9.71% to   10.59%
   2003         11,193      1.04  to     1.06  11,694        0.95%    0.40%   to    0.80%   27.13% to   28.16%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                  -------------------------------------     ------------------------------------------------
                               Unit               Net       Investment    Expense                 Total
                   Units      Value             Assets        Income     Ratio /2/             Return /3/
                  (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  -------- -------------------  --------    ---------- -------------------  -----------------

Federated Fund for U.S. Government Securities II
   2007           25,839   1.32    to    1.47   37,542        4.57%        -   to    0.80%    5.43%  to   6.29%
   2006           25,746   1.25    to    1.40   35,432        3.96%        -   to    0.80%    3.31%  to   4.35%
   2005           26,910   1.20    to    1.35   35,456        3.69%        -   to    0.80%    1.21%  to   2.03%
   2004           20,358   1.18    to    1.33   26,792        4.10%    0.40%   to    0.80%    2.78%  to   3.61%
   2003           25,120   1.15    to    1.30   31,813        3.58%    0.40%   to    0.80%    1.55%  to   2.37%
Federated High Income Bond Fund II - Primary Shares
   2007            6,779   1.39    to    1.60    9,539        7.75%        -   to    0.80%    2.60%  to   3.43%
   2006           10,839   1.35    to    1.55   14,778        7.50%        -   to    0.80%    9.92%  to  10.80%
   2005           10,444   1.23    to    1.40   12,943        8.34%        -   to    0.80%  (0.79%)  to   2.66%
   2004           10,175   1.21    to    1.36   12,393        6.77%    0.40%   to    0.80%    9.58%  to  10.46%
   2003            6,733   1.10    to    1.23    7,487        6.34%    0.40%   to    0.80%   21.24%  to  22.22%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007           49,617   1.57    to    2.01   81,122        0.86%        -   to    0.80%   16.56%  to  17.51%
   2006           48,160   1.35    to    1.71   67,672        1.16%        -   to    0.80%   10.70%  to  11.59%
   2005           42,540   1.22    to    1.53   54,365        0.18%        -   to    0.80%   15.92%  to  16.85%
   2004           35,193   1.05    to    1.31   39,503        0.23%    0.40%   to    0.80%   14.42%  to  15.34%
   2003           23,995   0.92    to    1.14   23,591        0.22%    0.40%   to    0.80%   27.33%  to  28.35%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007            7,719   1.06    to    1.45    8,378            -        -   to    0.80%   22.05%  to  23.04%
   2006            5,607   0.86    to    1.18    5,032        0.53%        -   to    0.80%    4.46%  to  10.02%
   2005            4,209   0.83    to    1.12    3,631        0.71%        -   to    0.80%    2.01%  to   8.86%
   2004            3,371   0.77    to    1.03    2,688        0.43%    0.80%   to    0.80%    6.20%  to   7.06%
   2003            2,806   0.72    to    0.96    2,142        0.57%    0.50%   to    0.80%  (7.16%)  to  29.66%
Fidelity VIP Growth Portfolio - Service Class
   2007           22,190   0.89    to    1.24   20,423        0.61%        -   to    0.80%   25.85%  to  26.87%
   2006           23,252   0.71    to    0.98   17,010        0.28%        -   to    0.80%    5.88%  to   6.73%
   2005           24,379   0.67    to    0.92   16,886        0.42%        -   to    0.80%  (3.30%)  to   5.67%
   2004           28,533   0.64    to    0.88   18,892        0.14%    0.40%   to    0.80%    2.44%  to   3.26%
   2003           30,444   0.62    to    0.85   20,431        0.17%    0.40%   to    0.80%   31.72%  to  32.78%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/20/        2,182   1.04    to    1.05    2,264        0.48%        -   to    0.80%    2.67%  to   3.69%
   2006                -      -    to       -        -            -        -   to        -        -  to       -
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -
Franklin Income Securities Fund - Class 2
   2007            1,843   1.15    to    1.16    2,116        3.20%        -   to    0.80%    1.31%  to   3.76%
   2006/14/          748   1.11    to    1.12      833        0.59%        -   to    0.80%    5.16%  to  11.73%
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                       For the periods ended December 31,
                -----------------------------------    -------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/              Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  ------------------

Lazard Retirement Small Cap Portfolio - Service Shares
   2007          1,691  1.16    to    1.19    1,968          -        -   to    0.80%  (7.95%) to  (7.20%)
   2006          1,759  1.26    to    1.28    2,223          -        -   to    0.80%   15.14% to   16.07%
   2005/9/       1,834  1.10    to    1.10    2,012          -        -   to    0.80%   11.98% to   12.59%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007          4,523  1.17    to    1.20    5,312      6.19%        -   to    0.80%    5.33% to    6.19%
   2006          4,310  1.11    to    1.13    4,806      6.09%        -   to    0.80%    8.46% to    9.33%
   2005/8/       4,112  1.03    to    1.03    4,221      6.99%        -   to    0.80%    3.04% to    5.33%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Growth and Income Portfolio - Class VC
   2007         19,455  1.26    to    1.28   24,495      1.18%        -   to    0.80%    2.61% to    3.44%
   2006         20,535  1.22    to    1.24   25,175      1.33%        -   to    0.80%   10.01% to   17.27%
   2005/8/      19,011  1.05    to    1.06   20,019      1.73%        -   to    0.80%    6.05% to    7.89%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007          8,584  1.21    to    1.23   10,370      0.41%        -   to    0.80%  (0.23%) to    0.58%
   2006          9,131  1.21    to    1.23   11,049      0.52%        -   to    0.80%   11.34% to   12.23%
   2005/8/       8,949  1.09    to    1.09    9,722      0.71%        -   to    0.80%   11.46% to   13.98%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Mutual Shares Securities Fund - Class 2
   2007         22,698  1.61    to    2.08   45,267      1.43%        -   to    0.80%    2.65% to    3.48%
   2006         22,061  1.56    to    2.03   42,791      1.29%        -   to    0.80%   17.44% to   18.38%
   2005         19,751  1.33    to    1.72   32,505      0.66%        -   to    0.80%    3.12% to   10.55%
   2004          9,217  1.20    to    1.57   13,926      0.77%    0.40%   to    0.80%    2.26% to   12.63%
   2003          7,972  1.07    to    1.41   10,802      1.05%    0.40%   to    0.80%   13.75% to   25.15%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007             10  0.96    to    0.96        9          -    0.80%   to    0.80%  (0.29%) to  (0.23%)
   2006/19/          5  0.97    to    0.97        5          -    0.80%   to    0.80%    3.32% to    3.32%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Neuberger Berman AMT Guardian Portfolio - S Class
   2007            986  1.13    to    1.14    1,111      0.37%        -   to    0.80%    6.28% to    7.14%
   2006/16/        101  1.06    to    1.07      107      1.47%        -   to    0.80%    9.12% to   12.63%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                       For the periods ended December 31,
                   -----------------------------------    -------------------------------------------------
                               Unit               Net     Investment    Expense                 Total
                    Units     Value             Assets      Income     Ratio /2/              Return /3/
                   (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ------- -------------------  -------   ---------- -------------------  ------------------

Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007               680  1.15    to    1.17       783     0.01%        -   to    0.80%   12.94% to   13.86%
   2006/16/           442  1.02    to    1.02       451         -        -   to    0.80%  (0.48%) to    7.97%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Global Securities Fund/VA - Service Shares
   2007             1,255  1.12    to    1.14     1,410     0.88%        -   to    0.80%    3.47% to    5.23%
   2006/13/           436  1.07    to    1.07       465         -    0.80%   to    0.80%    4.65% to   13.50%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007             1,195  0.98    to    0.99     1,172     0.11%        -   to    0.80%  (9.54%) to  (2.19%)
   2006/17/           279  1.00    to    1.00       279         -    0.80%   to    0.80%    5.47% to   10.02%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Phoenix Capital Growth Series
   2007            44,358  0.71    to    4.43   178,892     0.26%        -   to    0.80%  (0.65%) to   10.75%
   2006            50,797  0.64    to    4.02   186,428     0.21%        -   to    0.80%  (0.23%) to    3.22%
   2005            51,064  0.62    to    3.91   186,646     0.06%        -   to    0.80%    2.89% to    3.71%
   2004            58,671  0.60    to    3.79   207,734     0.86%    0.50%   to    0.80%    4.13% to    4.97%
   2003            63,192  0.57    to    3.63   215,668     0.10%    0.50%   to    0.80%   25.48% to   26.49%
Phoenix Growth and Income Series
   2007            25,041  1.33    to    1.60    38,869     0.96%        -   to    0.80%    5.80% to    6.66%
   2006            26,367  1.25    to    1.51    38,734     1.14%        -   to    0.80%   11.57% to   17.18%
   2005            25,382  1.07    to    1.30    32,167     1.05%        -   to    0.80%    3.97% to    4.80%
   2004            27,420  1.03    to    1.25    33,449     1.28%    0.40%   to    0.80%    9.59% to   10.48%
   2003            22,752  0.94    to    1.14    25,394     1.16%    0.40%   to    0.80%   26.44% to   27.46%
Phoenix Mid-Cap Growth Series
   2007            23,980  0.93    to    1.67    38,990         -        -   to    0.80%   20.82% to   21.80%
   2006            27,967  0.76    to    1.38    37,704         -        -   to    0.80%    3.30% to    4.13%
   2005            14,326  0.73    to    1.34    18,486         -        -   to    0.80%    3.35% to    4.18%
   2004            17,911  0.70    to    1.30    22,322         -    0.40%   to    0.80%  (8.40%) to    6.72%
   2003            16,041  0.66    to    1.22    19,061         -    0.40%   to    0.80%   27.80% to   28.83%
Phoenix Money Market Series
   2007            33,621  1.14    to    2.32    60,100     4.76%        -   to    0.80%    4.03% to    4.88%
   2006            35,146  1.09    to    2.23    60,133     4.32%        -   to    0.80%    0.28% to    4.41%
   2005            35,905  1.05    to    2.14    58,630     2.54%        -   to    0.80%    1.76% to    2.58%
   2004            40,179  1.03    to    2.10    64,278     0.77%    0.40%   to    0.80%  (0.01%) to    0.79%
   2003            51,761  1.03    to    2.09    83,073     0.69%    0.40%   to    0.80%  (0.12%) to    0.68%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units       Value             Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

Phoenix Multi-Sector Fixed Income Series
   2007            24,647    1.52    to    4.23    88,583        5.22%        -   to    0.80%     2.88% to     3.71%
   2006            26,435    1.47    to    4.10    93,566        5.45%        -   to    0.80%     5.99% to     6.84%
   2005            24,919    1.38    to    3.86    81,240        4.88%        -   to    0.80%     0.97% to     1.78%
   2004            24,005    1.37    to    3.81    77,599        6.32%    0.40%   to    0.80%     4.83% to     6.84%
   2003            17,070    1.28    to    3.59    54,291        6.70%    0.40%   to    0.80%    13.66% to    14.58%
Phoenix Multi-Sector Short Term Bond Series
   2007             9,350    1.16    to    1.21    10,938        5.56%        -   to    0.80%     3.15% to     3.98%
   2006             8,836    1.13    to    1.16    10,021        4.66%        -   to    0.80%     4.87% to     5.71%
   2005             8,761    1.08    to    1.10     9,461        4.05%        -   to    0.80%     0.55% to     1.36%
   2004             3,340    1.07    to    1.08     3,579        4.52%    0.50%   to    0.80%     4.20% to     5.33%
   2003/6/          1,438    1.02    to    1.03     1,473        6.22%    0.50%   to    0.80%     1.19% to     2.47%
Phoenix Strategic Allocation Series
   2007            15,665    1.36    to    5.24    72,855        2.65%        -   to    0.80%     5.13% to     5.99%
   2006            16,980    1.29    to    4.97    75,169        2.59%        -   to    0.80%    11.79% to    12.69%
   2005            19,364    1.15    to    4.43    76,320        2.31%        -   to    0.80%     0.98% to     1.79%
   2004            22,231    1.14    to    4.38    86,581        2.59%    0.40%   to    0.80%     6.60% to     7.46%
   2003            24,395    1.06    to    4.09    90,921        2.66%    0.40%   to    0.80%    18.91% to    19.87%
Phoenix-Aberdeen International Series
   2007            28,169    1.77    to    4.40   111,898        1.53%        -   to    0.80%    14.02% to    14.94%
   2006            30,187    1.54    to    3.85   105,044        2.21%        -   to    0.80%    14.36% to    27.37%
   2005            26,527    1.21    to    3.04    74,716        4.34%        -   to    0.80%    17.62% to    18.57%
   2004            26,538    1.02    to    2.57    63,926        2.80%    0.40%   to    0.80%    19.82% to    20.78%
   2003            25,947    0.85    to    2.14    52,769        1.94%    0.40%   to    0.80%    30.81% to    41.79%
Phoenix-Alger Small-Cap Growth Series
   2007             6,482    2.43    to    2.53    15,788            -        -   to    0.80%     1.94% to    16.10%
   2006             7,108    2.11    to    2.18    15,016        0.03%        -   to    0.80%     0.87% to    19.45%
   2005             1,868    1.78    to    1.83     3,329            -        -   to    0.80%    14.72% to    15.64%
   2004             1,661    1.55    to    1.58     2,578            -    0.40%   to    0.80%  (10.27%) to     2.12%
   2003             1,052    1.53    to    1.55     1,609            -    0.80%   to    0.80%    44.83% to    53.38%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007             7,484    2.81    to    4.83    32,925        1.23%        -   to    0.80%  (16.39%) to  (15.71%)
   2006             8,741    3.34    to    5.76    46,224        1.30%        -   to    0.80%    19.51% to    37.07%
   2005             9,163    2.45    to    4.22    35,760        1.74%        -   to    0.80%    14.18% to    15.10%
   2004             9,283    2.14    to    3.69    31,799        2.48%    0.40%   to    0.80%    33.61% to    34.69%
   2003             8,324    1.59    to    2.75    21,543        3.49%    0.40%   to    0.80%    37.16% to    38.27%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007             2,169    1.20    to    1.22     2,612        1.12%        -   to    0.80%     2.33% to     8.45%
   2006/10/         1,043    1.12    to    1.13     1,166        2.23%        -   to    0.80%   (0.47%) to    12.47%
   2005                 -       -    to       -         -            -        -   to        -         - to         -
   2004                 -       -    to       -         -            -        -   to        -         - to         -
   2003                 -       -    to       -         -            -        -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                          For the periods ended December 31,
                   -------------------------------------     -------------------------------------------------
                                Unit               Net       Investment    Expense                 Total
                    Units      Value             Assets        Income     Ratio /2/              Return /3/
                   (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -------- -------------------  --------    ---------- -------------------  ------------------

Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007             7,147   1.17    to    1.19    8,431         1.58%       -   to    0.80%    7.46% to    8.33%
   2006/10/         3,465   1.09    to    1.10    3,794         3.81%       -   to    0.80%    6.50% to   10.18%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007               330   1.12    to    1.14      371         2.98%       -   to    0.80%    3.01% to    7.11%
   2006/10/           342   1.05    to    1.05      359        23.55%   0.80%   to    0.80%    0.01% to    5.51%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007             2,885   1.16    to    1.18    3,354         2.42%       -   to    0.80%    7.63% to    8.50%
   2006/10/           891   1.08    to    1.09      962         3.37%       -   to    0.80%    7.82% to    9.41%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007            18,095   1.99    to    2.65   37,502         0.13%       -   to    0.80%    1.18% to    2.00%
   2006            18,880   1.97    to    2.60   38,670         0.42%       -   to    0.80%    6.30% to   14.91%
   2005            19,166   1.73    to    2.26   34,422         0.11%       -   to    0.80%    6.87% to    7.73%
   2004            19,686   1.62    to    2.10   33,069         0.18%   0.40%   to    0.80%   19.44% to   20.41%
   2003            18,177   1.35    to    1.74   25,502         0.19%   0.40%   to    0.80%   39.85% to   40.97%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007             9,234   2.04    to    2.35   21,096             -       -   to    0.80%  (2.89%) to  (2.10%)
   2006            10,242   2.10    to    2.42   24,109         0.22%       -   to    0.80%    7.72% to   16.75%
   2005            10,410   1.81    to    2.09   21,154             -       -   to    0.80%    6.60% to    7.46%
   2004             9,737   1.69    to    1.96   18,554             -   0.40%   to    0.80%   21.69% to   22.67%
   2003             8,071   1.38    to    1.61   12,639             -   0.40%   to    0.80%   42.71% to   43.86%
Phoenix-Van Kampen Comstock Series
   2007            19,825   1.16    to    1.86   34,764         1.55%       -   to    0.80%  (3.00%) to  (2.22%)
   2006            22,954   1.19    to    1.92   41,460         1.70%       -   to    0.80%   19.93% to   20.90%
   2005            25,376   0.98    to    1.60   37,974         1.14%       -   to    0.80%    4.59% to    5.43%
   2004            31,005   0.93    to    1.53   44,642         0.98%   0.40%   to    0.80%   12.01% to   12.92%
   2003            21,152   0.82    to    1.37   27,660         0.95%   0.40%   to    0.80%   22.88% to   23.88%
Phoenix-Van Kampen Equity 500 Index Series
   2007            32,959   1.14    to    1.58   51,242         1.29%       -   to    0.80%  (0.78%) to    4.87%
   2006            37,558   1.08    to    1.52   55,894         1.36%       -   to    0.80%    3.32% to   14.21%
   2005            29,694   0.95    to    1.34   39,178         1.25%       -   to    0.80%    2.86% to    3.69%
   2004            31,432   0.92    to    1.30   40,342         1.48%   0.50%   to    0.80%    8.96% to    9.84%
   2003            31,533   0.83    to    1.19   37,193         1.12%   0.50%   to    0.80%   25.22% to   26.23%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                             For the periods ended December 31,
                    ---------------------------------------      --------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/              Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  -------------------

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007              2,351    1.17    to    1.18    2,742           6.15%       -   to    0.80%    15.16% to   22.15%
   2006/12/            361    0.95    to    0.95      344           8.40%   0.80%   to    0.80%   (6.38%) to  (5.42%)
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Real Return Portfolio - Advisor Class
   2007                848    1.12    to    1.13      948           4.54%       -   to    0.80%     1.65% to   10.53%
   2006/18/            163    1.02    to    1.02      166           4.58%       -   to    0.80%   (0.71%) to    1.62%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Total Return Portfolio - Advisor Class
   2007              1,232    1.12    to    1.13    1,378           4.72%       -   to    0.80%     4.08% to    8.04%
   2006/15/            562    1.04    to    1.04      582           4.54%   0.80%   to    0.80%     3.67% to    3.95%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007                277    0.89    to    0.93      250           4.42%       -   to    0.80%   (5.28%) to  (4.51%)
   2006                319    0.94    to    0.97      302           3.46%       -   to    0.80%     7.24% to    8.11%
   2005                583    0.88    to    0.90      513               -       -   to    0.80%   (6.00%) to  (5.24%)
   2004                481    0.93    to    0.95      451               -   0.80%   to    0.80%  (11.38%) to  (6.95%)
   2003/4/             485    1.05    to    1.06      512               -   0.80%   to    0.80%   (4.35%) to    6.62%
Rydex Variable Trust Nova Fund
   2007                201    1.70    to    1.76      341           1.18%       -   to    0.80%     0.31% to    1.13%
   2006                296    1.69    to    1.74      500           1.20%       -   to    0.80%    16.13% to   19.27%
   2005                402    1.43    to    1.46      575           0.30%       -   to    0.80%   (3.15%) to   11.24%
   2004                302    1.39    to    1.40      419           0.05%   0.80%   to    0.80%    13.71% to   14.62%
   2003/5/             232    1.22    to    1.22      283               -   0.80%   to    0.80%     9.08% to   21.02%
Rydex Variable Trust Sector Rotation Fund
   2007                951    1.93    to    2.00    1,833               -       -   to    0.80%    21.76% to   22.75%
   2006              1,053    1.58    to    1.63    1,668               -       -   to    0.80%  (11.88%) to   11.39%
   2005              1,779    1.43    to    1.46    2,549               -       -   to    0.80%    12.80% to   13.71%
   2004                400    1.27    to    1.29      508               -   0.80%   to    0.80%     9.83% to   10.71%
   2003/6/             187    1.16    to    1.16      216               -   0.80%   to    0.80%     1.82% to   16.55%
Sentinel Variable Products Balanced Fund
   2007/23/             17    1.02    to    1.02       17          18.47%   0.80%   to    0.80%   (2.04%) to  (2.04%)
   2006                  -       -    to       -        -               -       -   to        -         - to        -
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                      At December 31,                      For the periods ended December 31,
                -----------------------------------    ------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/             Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  -----------------

Sentinel Variable Products Bond Fund
   2007/21/        216  1.02    to    1.02      220      22.26%       -   to    0.80%    0.53%  to   3.20%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Common Stock Fund
   2007/21/        580  1.02    to    1.03      595       9.56%       -   to    0.80%  (2.30%)  to   4.73%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Mid Cap Growth Fund
   2007/22/        222  1.08    to    1.08      239           -   0.80%   to    0.80%  (2.00%)  to   6.77%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Small Company Fund
   2007/21/         94  1.01    to    1.01       95       5.15%       -   to    0.80%  (3.07%)  to   2.86%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Templeton Developing Markets Securities Fund - Class 2
   2007          2,855  3.74    to    3.78   10,785       2.14%       -   to    0.80%   27.75%  to  28.78%
   2006          1,548  2.91    to    2.96    4,576       1.05%       -   to    0.80%   27.07%  to  28.09%
   2005            920  2.27    to    2.33    2,142       1.33%       -   to    0.80%   26.41%  to  27.43%
   2004          1,061  1.78    to    1.84    1,953       1.83%   0.50%   to    0.80%   23.71%  to  24.71%
   2003          1,162  1.43    to    1.49    1,728       1.20%   0.50%   to    0.80%   51.77%  to  52.99%
Templeton Foreign Securities Fund - Class 2
   2007         14,659  1.74    to    1.93   27,401       1.95%       -   to    0.80%  (0.11%)  to  15.46%
   2006         15,821  1.51    to    1.68   25,791       1.25%       -   to    0.80%   20.48%  to  21.44%
   2005         15,502  1.24    to    1.40   20,939       1.14%       -   to    0.80%    9.29%  to  10.17%
   2004         15,159  1.13    to    1.28   18,689       1.06%   0.40%   to    0.80%   17.58%  to  18.53%
   2003         12,805  0.95    to    1.09   13,445       1.75%   0.40%   to    0.80%   31.15%  to  32.21%
Templeton Global Asset Allocation Fund - Class 2
   2007            543  1.82    to    2.13    1,143      17.52%       -   to    0.80%    9.13%  to  10.01%
   2006            578  1.65    to    1.95    1,115       7.09%       -   to    0.80%   20.14%  to  21.11%
   2005            611  1.37    to    1.62      981       3.77%       -   to    0.80%    2.73%  to   3.55%
   2004            687  1.32    to    1.58    1,072       2.82%   0.80%   to    0.80%   14.79%  to  15.72%
   2003            720  1.14    to    1.38      977       2.55%   0.80%   to    0.80%   30.90%  to  31.95%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                      For the periods ended December 31,
               -----------------------------------    --------------------------------------------------
                           Unit               Net     Investment    Expense                Total
                Units     Value             Assets      Income     Ratio /2/             Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  -------------------

Templeton Growth Securities Fund - Class 2
   2007        11,356  1.63    to    2.19   23,759      1.32%        -   to    0.80%   1.52%  to    2.35%
   2006        11,184  1.60    to    2.15   23,091      1.31%        -   to    0.80%  20.84%  to   21.81%
   2005        11,543  1.32    to    1.78   19,693      1.15%        -   to    0.80%   8.00%  to    8.86%
   2004        16,126  1.22    to    1.65   23,254      1.20%    0.40%   to    0.80%  15.10%  to   16.03%
   2003        13,781  1.05    to    1.43   17,313      1.54%    0.40%   to    0.80%  31.08%  to   32.14%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007           463  1.10    to    1.12      513      1.74%        -   to    0.80%   2.53%  to    3.36%
   2006/17/       224  1.08    to    1.08      242      0.57%        -   to    0.80%   9.32%  to   10.40%
   2005             -     -    to       -        -          -        -   to        -       -  to        -
   2004             -     -    to       -        -          -        -   to        -       -  to        -
   2003             -     -    to       -        -          -        -   to        -       -  to        -
Wanger International Select
   2007         5,831  1.62    to    3.69   19,013      0.67%        -   to    0.80%  19.50%  to   21.78%
   2006         5,240  1.34    to    3.05   14,343      0.28%        -   to    0.80%  34.91%  to   36.00%
   2005         5,072  0.99    to    2.26   10,353      1.89%        -   to    0.80%  15.50%  to   16.43%
   2004         4,500  0.85    to    1.96    7,964      0.29%    0.40%   to    0.80%  14.54%  to   24.34%
   2003         4,340  0.69    to    1.59    6,293      0.29%    0.50%   to    0.80%  40.11%  to   41.24%
Wanger International Small Cap
   2007        16,383  2.44    to    4.64   70,841      0.88%        -   to    0.80%  15.38%  to   16.31%
   2006        18,094  2.10    to    4.01   68,022      0.55%        -   to    0.80%  14.10%  to   37.16%
   2005        19,512  1.53    to    2.94   54,231      1.03%        -   to    0.80%  20.56%  to   21.53%
   2004        19,133  1.26    to    2.43   43,806      0.69%    0.40%   to    0.80%  29.23%  to   30.27%
   2003        20,004  0.96    to    1.87   35,683      0.30%    0.40%   to    0.80%  47.67%  to   48.87%
Wanger Select
   2007         6,891  2.19    to    3.23   19,781          -        -   to    0.80%   8.51%  to    9.39%
   2006         6,289  2.02    to    2.98   16,533      0.37%        -   to    0.80%  18.75%  to   19.70%
   2005         5,884  1.69    to    2.51   13,086          -        -   to    0.80%   9.61%  to   10.49%
   2004         5,217  1.54    to    2.29   10,553          -    0.40%   to    0.80%  18.35%  to   19.31%
   2003         3,832  1.30    to    1.93    6,651          -    0.40%   to    0.80%  29.68%  to   30.73%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                At December 31,                      For the periods ended December 31,
          -----------------------------------    --------------------------------------------------
                      Unit               Net     Investment    Expense                Total
           Units     Value             Assets      Income     Ratio /2/             Return /3/
          (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
          ------- -------------------  -------   ---------- -------------------  -------------------

Wanger U.S. Smaller Companies
   2007   26,061  1.77    to    3.10   77,914          -        -   to    0.80%   4.54%  to    5.39%
   2006   29,901  1.68    to    2.96   85,779      0.23%        -   to    0.80%   0.83%  to    7.87%
   2005   33,469  1.57    to    2.76   89,736          -        -   to    0.80%  10.37%  to   11.25%
   2004   36,841  1.41    to    2.49   89,664          -    0.40%   to    0.80%  17.39%  to   18.33%
   2003   34,006  1.20    to    2.12   70,547          -    0.40%   to    0.80%  42.08%  to   43.22%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception June 2, 2003 to     /14/ From inception May 12, 2006 to
    December 31, 2003.                  December 31, 2006.
 /5/ From inception June 3, 2003 to     /15/ From inception May 16, 2006 to
    December 31, 2003.                  December 31, 2006.
 /6/ From inception June 4, 2003 to     /16/ From inception May 18, 2006 to
    December 31, 2003.                  December 31, 2006.
 /7/ From inception December 3, 2004    /17/ From inception May 24, 2006 to
    to December 31, 2004.               December 31, 2006.
 /8/ From inception April 21, 2005 to   /18/ From inception June 1, 2006 to
    December 31, 2005.                  December 31, 2006.
 /9/ From inception April 29, 2005 to   /19/ From inception June 7, 2006 to
    December 31, 2005.                  December 31, 2006.
 /10/ From inception February 6, 2006   /20/ From inception January 30, 2007
    to December 31, 2006.               to December 31, 2007.
 /11/ From inception April 28, 2006 to  /21/ From inception September 11,
    December 31, 2006.                  2007 to December 31, 2007.
 /12/ From inception May 2, 2006 to     /22/ From inception October 9, 2007
    December 31, 2006.                  to December 31, 2007.
 /13/ From inception May 8, 2006 to     /23/ From inception October 29, 2007
    December 31, 2006.                  to December 31, 2007.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Policy Loans
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $76,551,108 and $70,310,745, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy's face amount and policy duration may vary, the administrative charge may also vary.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee charges

Phoenix will make deductions at a maximum rate of 0.80% of the contracts value for the mortality and expense risks and 0.20% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $10,466,884 and $9,058,453, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Liquidations and Mergers
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 10--Liquidations and Mergers (Continued)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 11--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 12--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 13--Other
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 13--Other (Continued)
The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, CT
March 21, 2008

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4262 (C) 2008 The Phoenix Companies, Inc.
                                                                           2-08





--------------------------------------------------------------------------------



         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2007 AND 2006

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------
Report of Independent Registered Public Accounting Firm ..................................................        F-3

Consolidated Balance Sheet as of December 31, 2007 and 2006 ..............................................        F-4

Consolidated Statement of Income and Comprehensive Income for the years ended
  December 31, 2007, 2006 and 2005 .......................................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2007, 2006 and 2005 .......................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2007, 2006 and 2005 .......................................................................        F-7

Notes to Financial Statements ............................................................................      F-8 - F-44


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income, statement of cash flows and statement of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

March 25, 2008, except as it relates to the effects of the change in accounting for reinsurance of certain of the Company's long duration insurance contracts as reflected in Note 2 to the financial statements, as to which the date is July 31, 2008.

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2007 AND 2006

                                                                                         2007           2006
                                                                                      -----------    -----------
ASSETS:
Available-for-sale debt securities, at fair value ................................   $  11,924.7    $  12,549.9
Available-for-sale equity securities, at fair value ..............................         191.8          174.5
Mortgage loans, at unpaid principal balances .....................................          15.6           71.9
Venture capital partnerships, at equity in net assets ............................         173.3          116.8
Policy loans, at unpaid principal balances .......................................       2,380.5        2,322.0
Other invested assets ............................................................         417.1          306.9
                                                                                     -----------    -----------
                                                                                        15,103.0       15,542.0
Available-for-sale debt and equity securities pledged as collateral,
   at fair value .................................................................         219.1          267.8
                                                                                     -----------    -----------
Total investments ................................................................      15,322.1       15,809.8
Cash and cash equivalents ........................................................         366.8          289.0
Accrued investment income ........................................................         204.2          208.3
Premiums, accounts and notes receivable ..........................................         178.2          234.3
Deferred policy acquisition costs ................................................       2,080.9        1,746.5
Goodwill .........................................................................           5.2            5.2
Other assets .....................................................................         165.9          147.0
Separate account assets ..........................................................      10,820.3        9,458.6
                                                                                     -----------    -----------
TOTAL ASSETS .....................................................................   $  29,143.6    $  27,898.7
                                                                                     ===========    ===========
LIABILITIES:
Policy liabilities and accruals ..................................................   $  13,816.7    $  13,525.7
Policyholder deposit funds .......................................................       1,808.9        2,228.4
Indebtedness .....................................................................         174.0          174.0
Deferred income taxes ............................................................          76.8           67.1
Other liabilities ................................................................         349.8          310.4
Non-recourse collateralized obligations ..........................................         317.9          344.0
Separate account liabilities .....................................................      10,820.3        9,458.6
                                                                                     -----------    -----------
TOTAL LIABILITIES ................................................................      27,364.4       26,108.2
                                                                                     -----------    -----------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES ..................................          10.4            7.7
                                                                                     -----------    -----------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding) .......          10.0           10.0
Additional paid-in capital .......................................................       1,716.0        1,714.9
Retained earnings ................................................................         115.8           73.7
Accumulated other comprehensive loss .............................................         (73.0)         (15.8)
                                                                                     -----------    -----------
TOTAL STOCKHOLDER'S EQUITY .......................................................       1,768.8        1,782.8
                                                                                     -----------    -----------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY ....................   $  29,143.6    $  27,898.7
                                                                                     ===========    ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                    2007            2006           2005
                                                                                -----------     -----------    -----------
REVENUES:
Premiums.....................................................................   $     798.3     $     839.7    $     928.7
Insurance and investment product fees........................................         505.2           406.0          319.7
Investment income, net of expenses...........................................       1,034.8         1,028.1        1,090.2
Net realized investment gains (losses).......................................          (8.2)           73.8          (53.2)
                                                                                -----------     -----------    -----------
TOTAL REVENUES...............................................................       2,330.1         2,347.6        2,285.4
                                                                                -----------     -----------    -----------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,318.5         1,341.1        1,376.7
Policyholder dividends.......................................................         380.0           399.1          364.4
Policy acquisition cost amortization.........................................         192.9           145.6           99.6
Interest expense on indebtedness.............................................          12.4            14.5           14.7
Interest expense on non-recourse collateralized obligations..................          15.4            18.7           29.4
Other operating expenses.....................................................         229.5           209.9          241.4
                                                                                -----------     -----------    -----------
TOTAL BENEFITS AND EXPENSES..................................................       2,148.7         2,128.9        2,126.2
                                                                                -----------     -----------    -----------
Income from continuing operations before income taxes and
  minority interest..........................................................         181.4           218.7          159.2
Applicable income tax expense................................................         (38.7)          (70.7)         (39.3)
                                                                                -----------     -----------    -----------
Income from continuing operations before minority interest...................         142.7           148.0          119.9
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.3)          (0.1)
                                                                                -----------     -----------    -----------
Income from continuing operations............................................         141.8           147.7          119.8
Income (loss) from discontinued operations...................................          (3.5)            1.1            1.1
                                                                                -----------     -----------    -----------
NET INCOME...................................................................   $     138.3     $     148.8    $     120.9
                                                                                ===========     ===========    ===========
COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     138.3     $     148.8    $     120.9
OTHER COMPREHENSIVE LOSS.....................................................         (57.2)          (17.3)         (47.0)
                                                                                -----------     -----------    -----------
COMPREHENSIVE INCOME.........................................................   $      81.1     $     131.5    $      73.9
                                                                                ===========     ===========    ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                    2007            2006           2005
                                                                                -----------     -----------    -----------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     141.8     $     147.7    $     119.8
Proceeds from sale of trading equity securities..............................          --              --            129.7
Net realized investment (gains) losses.......................................           8.2           (73.8)          53.2
Amortization and depreciation................................................          12.3             8.7            6.9
Investment gains.............................................................         (73.6)          (45.1)        (129.9)
Deferred income taxes........................................................          29.5            39.6           38.2
(Increase) decrease in receivables...........................................          18.6           (15.4)         (18.6)
Increase in deferred policy acquisition costs................................        (271.0)         (183.6)         (88.1)
Increase in policy liabilities and accruals..................................         408.5           349.8          327.6
Other assets and other liabilities net change................................           9.5           (21.2)          23.9
                                                                                -----------     -----------    -----------
Cash from continuing operations..............................................         283.8           206.7          462.7
Discontinued operations, net.................................................         (10.8)           21.8            5.4
                                                                                -----------     -----------    -----------
CASH FROM OPERATING ACTIVITIES...............................................         273.0           228.5          468.1
                                                                                -----------     -----------    -----------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,278.0)       (4,713.2)      (4,852.4)
Investment sales, repayments and maturities..................................       4,574.8         5,561.3        4,801.7
Debt and equity securities pledged as collateral sales.......................          33.3            26.5          956.0
Subsidiary sales.............................................................          --              --             10.7
Premises and equipment additions.............................................         (19.6)          (18.2)         (25.1)
Premises and equipment dispositions..........................................          --              --             17.3
Discontinued operations, subsidiary purchase.................................          (5.0)           --             --
Sale of discontinued operations..............................................          14.9            --             --
Discontinued operations, net.................................................          19.6           (32.8)           1.2
                                                                                -----------     -----------    -----------
CASH FROM INVESTING ACTIVITIES...............................................         340.0           823.6          909.4
                                                                                -----------     -----------    -----------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         745.9           638.6          609.6
Policyholder deposit fund withdrawals........................................      (1,167.4)       (1,470.9)      (1,041.3)
Indebtedness repayments......................................................          --             (30.2)          --
Collateralized obligations repayments........................................         (23.3)          (39.5)      (1,009.1)
Common stock dividends paid..................................................         (92.2)          (87.5)         (35.1)
Contributions from minority interests........................................           1.8             0.8           --
                                                                                -----------     -----------    -----------
CASH FOR FINANCING ACTIVITIES................................................        (535.2)         (988.7)      (1,475.9)
                                                                                -----------     -----------    -----------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          77.8            63.4          (98.4)
Cash and cash equivalents, beginning of year.................................         289.0           225.6          324.0
                                                                                -----------     -----------    -----------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     366.8     $     289.0    $     225.6
                                                                                ===========     ===========    ===========

Included in cash and cash equivalents above is cash pledged as collateral of $12.0 million, $3.1 million and $15.2 million at December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
ADDITIONAL PAID-IN CAPITAL:
Tax benefit on employee stock option awards..................................   $       1.1     $      --      $      --

RETAINED EARNINGS:
Adjustment for initial application of FIN 48 (Note 2)........................          (4.0)           --             --
Net income...................................................................         138.3           148.8          120.9
Common stock dividends declared..............................................         (92.2)          (87.5)         (35.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.....................................................         (57.2)          (17.3)         (47.0)
                                                                                -----------     -----------    -----------
CHANGE IN STOCKHOLDER'S EQUITY...............................................         (14.0)           44.0           38.8
Stockholder's equity, beginning of year......................................       1,782.8         1,738.8        1,700.0
                                                                                -----------     -----------    -----------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,768.8     $   1,782.8    $   1,738.8
                                                                                ===========     ===========    ===========




The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (SFAS
113). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits (EGPs) consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs to include the effects of reinsurance, where previously these effects had not been included.

We adopted the new method because we believe that it better reflects the economics of the underlying reinsurance activity by better matching the reinsurance recovery with the insured loss that gave rise to that recovery. We also believe that the new method is consistent with management's intent in purchasing reinsurance, which is to protect the Company against large and unexpected claims. Amounts from current and prior periods have been adjusted to apply the new method retrospectively in these financial statements. The following financial statement line items were affected by the change in accounting principle. Certain balances shown "as originally reported" have been reclassified to conform to the current period presentation.

Income Statement
----------------

($ in millions)                                                          YEAR ENDED DECEMBER 31, 2007
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------

Insurance and investment product fees                    $      505.2            $      505.8             $       (0.6)
Policy benefits, excluding policyholder dividends             1,318.5                 1,303.7                     14.8
Policy acquisition cost amortization                            192.9                   198.6                     (5.7)
Applicable income tax (expense) benefit                         (38.7)                  (42.1)                     3.4
Net income (loss)                                               138.3                   144.6                     (6.3)

($ in millions)                                                          YEAR ENDED DECEMBER 31, 2006
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Insurance and investment product fees                    $      406.0            $      406.4             $       (0.4)
Policy benefits, excluding policyholder dividends             1,341.1                 1,331.5                      9.6
Policy acquisition cost amortization                            145.6                   148.5                     (2.9)
Applicable income tax (expense) benefit                         (70.7)                  (73.2)                     2.5
Net income (loss)                                               148.8                   153.4                     (4.6)

Balance Sheet
-------------

($ in millions)                                                                DECEMBER 31, 2007
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Deferred policy acquisition costs                        $    2,080.9            $    2,072.2             $        8.7
Policy liabilities and accruals                              13,816.7                13,791.2                     25.5
Deferred income tax liability                                    76.8                    82.7                     (5.9)
Retained earnings                                               115.8                   126.7                    (10.9)

($ in millions)                                                                DECEMBER 31, 2006
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Deferred policy acquisition costs                        $    1,746.5            $    1,743.6             $        2.9
Policy liabilities and accruals                              13,525.7                13,515.7                     10.0
Deferred income tax liability                                    67.1                    69.6                     (2.5)
Retained earnings                                                73.7                    78.3                     (4.6)

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See Note 14 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale of our equity holdings in Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company, for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million in our 2005 consolidated statement of operations.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. In the first quarter of 2007, 2006 and 2005, we realized after-tax gains of $8.9 million, $6.5 million and $9.3 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.

4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ in millions)                                                                 ---------------------------
                                                                                   2007            2006         INCEPTION
                                                                                -----------     -----------    -----------
Debt securities..............................................................   $   6,919.4     $   7,000.5    $   4,773.1
Equity securities............................................................         134.0           120.5           --
Mortgage loans...............................................................          12.7            66.5          399.0
Venture capital partnerships.................................................         157.3            97.9           --
Policy loans.................................................................       1,357.1         1,346.6        1,380.0
Other investments............................................................         123.7            85.5           --
                                                                                -----------     -----------    -----------
Total closed block investments...............................................       8,704.2         8,717.5        6,552.1
Cash and cash equivalents....................................................          67.8            66.3           --
Accrued investment income....................................................         112.1           112.8          106.8
Receivables..................................................................          44.7            46.7           35.2
Deferred income taxes........................................................         329.3           329.8          389.4
Other closed block assets....................................................          10.0            19.9            6.2
                                                                                -----------     -----------    -----------
TOTAL CLOSED BLOCK ASSETS....................................................       9,268.1         9,293.0        7,089.7
                                                                                -----------     -----------    -----------
Policy liabilities and accruals..............................................       9,811.2         9,798.8        8,301.7
Policyholder dividends payable...............................................         332.8           331.7          325.1
Policyholder dividend obligation.............................................         246.0           326.9           --
Other closed block liabilities...............................................          49.3            47.9           12.3
                                                                                -----------     -----------    -----------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,439.3        10,505.3        8,639.1
                                                                                -----------     -----------    -----------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,171.2     $   1,212.3    $   1,549.4
                                                                                ===========     ===========    ===========

CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM        ------------------------------------------
                                                                  INCEPTION        2007            2006           2005
                                                                 -----------    -----------     -----------    -----------
Premiums.....................................................    $   7,584.5    $     745.6     $     786.5    $     881.6
Net investment income........................................        4,440.0          571.6           540.7          556.5
Net realized investment losses...............................          (73.4)          (0.6)           40.2          (21.9)
                                                                 -----------    -----------     -----------    -----------
TOTAL REVENUES...............................................       11,951.1        1,316.6         1,367.4        1,416.2
                                                                 -----------    -----------     -----------    -----------
Policy benefits, excluding dividends.........................        8,115.5          869.2           898.6          980.1
Other operating expenses.....................................           78.9            6.1             6.3            8.6
                                                                 -----------    -----------     -----------    -----------
Total benefits and expenses,
  excluding policyholder dividends...........................        8,194.4          875.3           904.9          988.7
                                                                 -----------    -----------     -----------    -----------
Closed block contribution to income
  before dividends and income taxes..........................        3,756.7          441.3           462.5          427.5
Policyholder dividends.......................................       (3,141.7)        (379.3)         (398.5)        (363.7)
                                                                 -----------    -----------     -----------    -----------
Closed block contribution to income before income taxes......          615.0           62.0            64.0           63.8
Applicable income tax expense................................         (214.3)         (20.9)          (22.0)         (22.2)
                                                                 -----------    -----------     -----------    -----------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     400.7    $      41.1     $      42.0    $      41.6
                                                                 ===========    ===========     ===========    ===========

Policyholder dividends provided through earnings.............    $   3,186.9    $     379.3     $     398.5    $     363.7
Policyholder dividends provided through
  other comprehensive income.................................           46.4         (121.5)          (73.7)        (194.9)
                                                                 -----------    -----------     -----------    -----------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        3,233.3          257.8           324.8          168.8
POLICYHOLDER DIVIDENDS PAID..................................       (2,979.6)        (337.6)         (339.2)        (397.2)
                                                                 -----------    -----------     -----------    -----------
Change in policyholder dividend liabilities..................          253.7          (79.8)          (14.4)        (228.4)
Policyholder dividend liabilities, beginning of period.......          325.1          658.6           673.0          901.4
                                                                 -----------    -----------     -----------    -----------
Policyholder dividend liabilities, end of period.............          578.8          578.8           658.6          673.0
Policyholder dividends payable, end of period................         (332.8)        (332.8)         (331.7)        (338.9)
                                                                 -----------    -----------     -----------    -----------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     246.0    $     246.0     $     326.9    $     334.1
                                                                 ===========    ===========     ===========    ===========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 80% to 90% of the mortality risk on most new issues of term insurance.

     o In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2.0 million or greater.

     o On January 1, 1996, we entered into a reinsurance arrangement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
     o We cede 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to cede 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Direct premiums..............................................................   $     886.6     $     917.5    $     994.7
Premiums assumed from reinsureds.............................................          13.6            13.7           14.0
Premiums ceded to reinsurers.................................................        (101.9)          (91.5)         (80.0)
                                                                                -----------     -----------    -----------
PREMIUMS.....................................................................   $     798.3     $     839.7    $     928.7
                                                                                ===========     ===========    ===========
Percentage of amount assumed to net premiums.................................           1.7%            1.6%           1.5%
                                                                                ===========     ===========    ===========

Direct policy benefits incurred..............................................   $     560.7     $     486.4    $     440.1
Policy benefits assumed from reinsureds......................................          17.9            14.8            8.2
Policy benefits ceded to reinsurers..........................................         (91.9)          (64.8)         (56.4)
                                                                                -----------     -----------    -----------
POLICY BENEFITS..............................................................   $     486.7     $     436.4    $     391.9
                                                                                ===========     ===========    ===========

Direct life insurance in force...............................................   $ 155,862.7     $ 143,120.6    $ 133,990.2
Life insurance in force assumed from reinsureds..............................       1,937.0         1,838.7        1,810.5
Life insurance in force ceded to reinsurers..................................     (96,150.1)      (90,812.5)     (83,144.7)
                                                                                -----------     -----------    -----------
LIFE INSURANCE IN FORCE......................................................   $  61,649.6     $  54,146.8    $  52,656.0
                                                                                ===========     ===========    ===========
Percentage of amount assumed to net insurance in force.......................           3.1%            3.4%           3.4%
                                                                                ===========     ===========    ===========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $831.8 million, $904.7 million and $984.8 million, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005.

Irrevocable letters of credit aggregating $56.4 million at December 31, 2007 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.


6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Policy acquisition costs deferred............................................   $     463.8     $     329.2    $     187.7
Costs amortized to expenses:
  Recurring costs............................................................        (192.6)         (149.0)        (114.3)
  Credit related to realized investment gains (losses).......................          (0.2)            3.4           14.7
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          63.4            16.2           70.5
                                                                                -----------     -----------    -----------
Change in deferred policy acquisition costs..................................         334.4           199.8          158.6
Deferred policy acquisition costs, beginning of year.........................       1,746.5         1,546.7        1,388.1
                                                                                -----------     -----------    -----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   2,080.9     $   1,746.5    $   1,546.7
                                                                                ===========     ===========    ===========

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income, as well as increased unearned revenue liabilities by $3.5 million, increased benefit reserves by $7.2 million, increased reinsurance liability by $0.2 million and decreased amortization by $19.1 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 23.0% and 26.8% of the face value of total individual life insurance in force at December 31, 2007 and 2006, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2007 and 2006, less administrative charges.


8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                         ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                 -----------    -----------     -----------    -----------
GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 ===========    ===========     ===========    ===========

9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                 -----------    -----------     -----------    -----------
U.S. government and agency...................................    $     611.1    $     597.7     $     688.5    $     674.1
State and political subdivision..............................          234.3          224.7           262.6          253.0
Foreign government...........................................          197.2          172.0           269.6          237.9
Corporate....................................................        7,023.0        7,047.3         7,179.0        7,111.7
Mortgage-backed..............................................        2,826.9        2,876.3         3,072.4        3,067.1
Other asset-backed...........................................        1,032.2        1,107.2         1,077.8        1,060.3
                                                                 -----------    -----------     -----------    -----------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  11,924.7    $  12,025.2     $  12,549.9    $  12,404.1
                                                                 ===========    ===========     ===========    ===========

Amounts applicable to the closed block.......................    $   6,919.4    $   6,898.1     $   7,000.5    $   6,858.2
                                                                 ===========    ===========     ===========    ===========

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     191.8    $     159.5     $     174.5    $     143.4
                                                                 ===========    ===========     ===========    ===========

Amounts applicable to the closed block.......................    $     134.0    $     109.2     $     120.5    $      95.2
                                                                 ===========    ===========     ===========    ===========

UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                      ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                 -----------    -----------     -----------    -----------
U.S. government and agency...................................    $      21.6    $      (8.2)    $      21.0    $      (6.6)
State and political subdivision..............................           10.9           (1.3)           12.1           (2.5)
Foreign government...........................................           25.3           (0.1)           32.5           (0.8)
Corporate....................................................          161.5         (185.8)          168.6         (101.3)
Mortgage-backed..............................................           39.8          (89.2)           45.9          (40.6)
Other asset-backed...........................................            9.7          (84.7)           22.7           (5.2)
                                                                 -----------    -----------     -----------    -----------
DEBT SECURITIES GAINS (LOSSES)...............................    $     268.8    $    (369.3)    $     302.8    $    (157.0)
                                                                 ===========    ===========     ===========    ===========
DEBT SECURITIES NET GAINS (LOSSES)...........................                   $    (100.5)    $     145.8
                                                                                ===========     ===========

EQUITY SECURITIES GAINS (LOSSES).............................    $      37.0    $      (4.7)    $      34.2    $      (3.1)
                                                                 ===========    ===========     ===========    ===========
EQUITY SECURITIES NET GAINS..................................    $      32.3                    $      31.1
                                                                 ===========                    ===========

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2007
DEBT AND EQUITY SECURITIES:                  ------------------------------------------------------------------------------
($ in millions)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ------------------------    -----------------------    -----------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES
U.S. government and agency................   $     12.6    $     (0.7)   $    133.9   $     (7.5)   $    146.5   $     (8.2)
State and political subdivision...........          1.2          --            47.4         (1.3)         48.6         (1.3)
Foreign government........................          0.2          --             8.9         (0.1)          9.1         (0.1)
Corporate.................................      1,064.0         (68.2)      2,240.6       (117.6)      3,304.6       (185.8)
Mortgage-backed...........................        447.7         (35.0)      1,199.9        (54.2)      1,647.6        (89.2)
Other asset-backed........................        539.3         (58.5)        249.8        (26.2)        789.1        (84.7)
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES...........................   $  2,065.0    $   (162.4)   $  3,880.5   $   (206.9)   $  5,945.5   $   (369.3)
EQUITY SECURITIES.........................         49.6          (4.7)         --           --            49.6         (4.7)
                                             ----------    ----------    ----------   ----------    ----------   ----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  2,114.6    $   (167.1)   $  3,880.5   $   (206.9)   $  5,995.1   $   (374.0)
                                             ==========    ==========    ==========   ==========    ==========   ===========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  1,082.7    $    (85.4)   $  1,880.4   $    (93.0)   $  2,963.1   $   (178.4)
                                             ==========    ==========    ==========   ==========    ==========   ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,031.9    $    (81.7)   $  2,000.1   $   (113.9)   $  3,032.0   $   (195.6)
                                             ==========    ==========    ==========   ==========    ==========   ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     93.1    $     (4.5)   $    172.1   $    (21.6)   $    265.2   $    (26.1)
                                             ==========    ==========    ==========   ==========    ==========   ===========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $    (25.4)                $    (39.1)                $    (64.5)
                                                           ==========                 ==========                 ===========
NUMBER OF SECURITIES......................                    1,079                      1,447                      2,526
                                                           ==========                 ==========                 ===========

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                  ------------------------------------------------------------------------------
($ in millions)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ------------------------    -----------------------    -----------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                             ----------    ----------    ----------   ----------    ----------   ----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                             ==========    ==========    ==========   ==========    ==========   ==========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                             ==========    ==========    ==========   ==========    ==========   ==========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                             ==========    ==========    ==========   ==========    ==========   ==========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                             ==========    ==========    ==========   ==========    ==========   ==========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ==========                 ==========                 ==========
NUMBER OF SECURITIES......................                      970                      1,882                      2,852
                                                           ==========                 ==========                 ==========

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                  CARRYING                       CARRYING
                                                                    VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                 -----------    -----------     -----------    -----------
PROPERTY TYPE
Apartment buildings..........................................    $      --      $      --       $      13.7    $      14.2
Retail stores................................................           13.9           11.2            51.5           52.1
Industrial buildings.........................................            3.0            3.0             8.4            8.3
Other........................................................            0.1            0.1             0.1            0.1
                                                                 -----------    -----------     -----------    -----------
Subtotal.....................................................           17.0           14.3            73.7           74.7
  Less:  Valuation allowances................................           (1.4)          --              (1.8)          --
                                                                 -----------    -----------     -----------    -----------
MORTGAGE LOANS...............................................    $      15.6    $      14.3     $      71.9    $      74.7
                                                                 ===========    ===========     ===========    ===========

Amounts applicable to the closed block.......................    $      12.7    $      11.4     $      66.5    $      68.5
                                                                 ===========    ===========     ===========    ===========

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2007 and 2006 were $0.0 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $2.9 million and $5.3 million as of December 31, 2007 and 2006, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Valuation allowance, beginning of year.......................................   $       1.8     $      10.7    $       9.9
Additions charged to income..................................................          --              --              0.8
Deductions for write-offs and disposals......................................          (0.4)           (8.9)          --
                                                                                -----------     -----------    -----------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       1.4     $       1.8    $      10.7
                                                                                ===========     ===========    ===========

During the three years ended December 31, 2007, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2007.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Contributions................................................................   $      59.5     $      41.8    $      66.0
Equity in earnings of partnerships...........................................          27.0             3.2           23.8
Distributions................................................................         (30.0)          (23.8)         (94.6)
Proceeds from sale of partnership interests..................................          --             (51.9)         (91.5)
Realized loss on sale of partnership interests...............................          --               2.4          (13.9)
                                                                                -----------     -----------    -----------
Change in venture capital partnerships.......................................          56.5           (28.3)        (110.2)
Venture capital partnership investments, beginning of period.................         116.8           145.1          255.3
                                                                                -----------     -----------    -----------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     173.3     $     116.8    $     145.1
                                                                                ===========     ===========    ===========

AMOUNTS APPLICABLE TO THE CLOSED BLOCK.......................................   $     157.3     $      97.9    $      73.4
                                                                                ===========     ===========    ===========

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2007 or 2006.

There were no earnings from affiliate securities during 2007 or 2006.

Aberdeen Asset Management PLC (Aberdeen)

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                   AS OF DECEMBER 31,
($ in millions)                                                                                 --------------------------
                                                                                                    2007           2006
                                                                                                -----------    -----------
Transportation and other equipment leases...................................................    $      57.7    $      60.3
Mezzanine partnerships......................................................................          151.6          100.9
Affordable housing partnerships.............................................................           17.7           19.6
Derivative instruments (Note 13)............................................................           22.7            7.0
Real estate.................................................................................           48.1           73.0
Other partnership interests(1)..............................................................          119.3           46.1
                                                                                                -----------    -----------
OTHER INVESTED ASSETS.......................................................................    $     417.1    $     306.9
                                                                                                ===========    ===========

Amounts applicable to the closed block......................................................    $     123.7    $      85.5
                                                                                                ===========    ===========

------------
(1)  Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007, our Life Companies had on deposit securities with a fair value of $67.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt securities..............................................................   $     764.1     $     792.1    $     806.8
Equity securities............................................................           8.2             7.0            6.3
Mortgage loans...............................................................           1.7             6.2           20.2
Venture capital partnerships.................................................          27.0             3.2           23.8
Policy loans.................................................................         179.5           169.3          165.8
Other investments............................................................          43.8            40.0           47.8
Other income.................................................................           8.3            --             --
Cash and cash equivalents....................................................          15.2            13.0            5.9
                                                                                -----------     -----------    -----------
Total investment income......................................................       1,047.8         1,030.8        1,076.6
Discontinued operations......................................................          (7.5)           (6.6)          (4.8)
Investment expenses..........................................................         (21.2)          (15.1)         (15.5)
                                                                                -----------     -----------    -----------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,019.1         1,009.1        1,056.3
Debt and equity securities pledged as collateral (Note 12)...................          15.7            19.0           33.9
                                                                                -----------     -----------    -----------
NET INVESTMENT INCOME........................................................   $   1,034.8     $   1,028.1    $   1,090.2
                                                                                ===========     ===========    ===========

Amounts applicable to the closed block.......................................   $     571.6     $     540.7    $     556.5
                                                                                ===========     ===========    ===========

For 2007, 2006 and 2005, net investment income was lower by $16.7 million, $12.1 million and $15.4 million, respectively, due to non-income producing debt securities. Of these amounts, $8.8 million, $8.4 million and $12.1 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt security impairments....................................................   $     (46.4)    $      (7.9)   $     (31.2)
Equity security impairments..................................................          (0.5)           --             (2.1)
Mortgage loan impairments....................................................          --              --             (0.8)
Affiliate equity security impairments........................................          --              --             --
Other invested asset impairments.............................................          (3.9)           --             --
Debt and equity securities pledged as collateral impairments.................          (0.8)           (1.0)          (1.2)
                                                                                -----------     -----------    -----------
IMPAIRMENT LOSSES............................................................         (51.6)           (8.9)         (35.3)
                                                                                -----------     -----------    -----------
Debt security transaction gains..............................................          21.9            62.1           19.2
Debt security transaction losses.............................................          (9.3)          (20.1)         (37.2)
Equity security transaction gains............................................          12.5            25.7            5.8
Equity security transaction losses...........................................          (3.0)           (3.8)         (12.5)
Mortgage loan transaction gains..............................................           1.4             3.2           --
Venture capital partnership transaction gains (losses).......................          --               2.4          (13.9)
Affiliate equity security transaction gains..................................          13.7            10.4           14.4
Affiliate equity security transaction losses.................................          --              --            (10.7)
Real estate transaction gains................................................           1.6            --             --
Real estate transaction losses...............................................          (0.2)           --             (0.6)
Debt and equity securities pledged as collateral gains.......................           2.6            --              2.5
Debt and equity securities pledged as collateral losses......................          (0.8)           --             --
Other investments transaction gains..........................................           8.9             2.8           15.1
Other investments transaction losses.........................................          (5.9)           --             --
                                                                                -----------     -----------    -----------
NET TRANSACTION GAINS (LOSSES)...............................................          43.4            82.7          (17.9)
                                                                                -----------     -----------    -----------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      (8.2)    $      73.8    $     (53.2)
                                                                                ===========     ===========    ===========

Debt security impairments during 2007 reflected the effects of credit impairments related to the sub-prime, Alt-A and second-lien residential mortgage markets, including a $17.1 million full impairment of a direct investment in a collateralized debt obligation.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt securities..............................................................   $    (246.3)    $    (125.9)   $    (313.0)
Equity securities............................................................           1.2            12.7            2.6
Debt and equity securities pledged as collateral.............................         (16.4)           (9.1)         (93.3)
Other investments............................................................          (1.6)           --             (7.5)
                                                                                -----------     -----------    -----------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (263.1)    $    (122.3)   $    (411.2)
                                                                                ===========     ===========    ===========

Net unrealized investment losses.............................................   $    (263.1)    $    (122.3)   $    (411.2)
                                                                                -----------     -----------    -----------
Applicable policyholder dividend obligation..................................        (121.5)          (73.8)        (194.8)
Applicable deferred policy acquisition costs.................................         (63.4)          (16.2)         (70.5)
Applicable deferred income tax benefit.......................................         (20.4)           (8.2)         (20.1)
                                                                                -----------     -----------    -----------
Offsets to net unrealized investment losses..................................        (205.3)          (98.2)        (285.4)
                                                                                -----------     -----------    -----------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 15).......................................   $     (57.8)    $     (24.1)   $    (125.8)
                                                                                ===========     ===========    ===========

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt security purchases......................................................   $  (3,923.2)    $  (4,451.0)   $  (4,500.4)
Equity security purchases....................................................         (76.6)          (54.9)        (150.8)
Venture capital partnership investments......................................         (60.0)          (41.8)         (65.7)
Other invested asset purchases...............................................        (159.7)          (88.5)         (87.2)
Policy loan advances, net....................................................         (58.5)          (77.0)         (48.3)
                                                                                -----------     -----------    -----------
INVESTMENT PURCHASES.........................................................   $  (4,278.0)    $  (4,713.2)   $  (4,852.4)
                                                                                ===========     ===========    ===========

Debt securities sales........................................................   $   2,929.8     $   3,653.6    $   2,925.8
Debt securities maturities and repayments....................................       1,370.3         1,580.6        1,367.6
Equity security sales........................................................          68.6            87.4          225.4
Mortgage loan maturities and principal repayments............................          57.7            60.3           79.2
Venture capital partnership capital distributions............................          30.0            75.7          185.9
Real estate and other invested assets sales..................................         118.4           103.7           17.8
                                                                                -----------     -----------    -----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,574.8     $   5,561.3    $   4,801.7
                                                                                ===========     ===========    ===========

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2007.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                                -----------     -----------    -----------
Due in one year or less......................................................   $     436.9     $       3.0    $     439.9
Due after one year through five years........................................       1,892.7             9.6        1,902.3
Due after five years through ten years.......................................       3,589.3            --          3,589.3
Due after ten years..........................................................       6,106.3             3.0        6,109.3
                                                                                -----------     -----------    -----------
TOTAL........................................................................   $  12,025.2     $      15.6    $  12,040.8
                                                                                ===========     ===========    ===========

10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 -----------    -----------     -----------    -----------
7.15% surplus notes..........................................    $     174.0    $     179.6     $     174.0    $     189.6
                                                                 -----------    -----------     -----------    -----------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     179.6     $     174.0    $     189.6
                                                                 ===========    ===========     ===========    ===========

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, we amended and restated our existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009.

Potential borrowers on the credit line are The Phoenix Companies, Inc., PXP and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this facility to Phoenix Life and PXP. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. There are no current borrowings on the credit facility.

The credit facility contains covenants that require us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life must maintain a minimum risk-based capital ratio of 250% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility are not conditioned on the absence of a material adverse change.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
INTEREST EXPENSE INCURRED....................................................   $      12.4     $      14.5    $      14.7
                                                                                ===========     ===========    ===========
INTEREST PAID................................................................   $      12.5     $      14.6    $      14.6
                                                                                ===========     ===========    ===========

11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

     o    Liabilities associated with the guaranteed minimum death benefit
          (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

     o    Liabilities associated with the guaranteed minimum income benefit
          (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                 --------------------------
                                                                                                   2007           2006
                                                                                                -----------    -----------
Debt securities.............................................................................    $     736.7    $     733.0
Equity funds................................................................................        2,895.4        2,591.0
Other.......................................................................................          103.9           92.2
                                                                                                -----------    -----------
TOTAL.......................................................................................    $   3,736.0    $   3,416.2
                                                                                                ===========    ===========

CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2007
($ in millions)                                                                                 --------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                                -----------    -----------
Liability balance as of January 1, 2007.....................................................    $      32.2    $       3.7
Incurred....................................................................................          (26.3)           2.2
Paid........................................................................................           (2.7)          --
                                                                                                -----------    -----------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................    $       3.2    $       5.9
                                                                                                ===========    ===========
CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                 --------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                                -----------    -----------
Liability balance as of January 1, 2006.....................................................    $      32.7    $       2.5
Incurred....................................................................................            3.2            1.2
Paid........................................................................................           (3.7)          --
                                                                                                -----------    -----------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      32.2    $       3.7
                                                                                                ===========    ===========

------------
(1) The reinsurance recoverable asset related to the GMDB was $1.4 million and $21.5 million as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2007 and 2006, 100% of the aggregate account value with the GMWB, GMAB and GPAF features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2007 and 2006, the embedded derivative for GMWB, GMAB and GPAF was immaterial. Benefit payments made for the GMWB, GMAB and GPAF during 2007 or 2006 were immaterial.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                        --------------    --------------     -------------
GMDB return of premium(1)...........................................    $      1,451.0    $          5.5          59
GMDB step up(2).....................................................           1,915.4              37.6          60
GMDB earnings enhancement benefit (EEB)(3)..........................              78.4              --            60
GMDB greater of annual step up and roll up(4).......................              42.5               3.6          63
                                                                        --------------    --------------
TOTAL GMDB AT DECEMBER 31, 2007.....................................    $      3,487.3    $         46.7
                                                                        ==============    ==============

GMIB................................................................    $        716.8                            59
GMAB................................................................             389.8                            55
GMWB................................................................             214.6                            62
GPAF................................................................              43.3                            74
                                                                        --------------
TOTAL AT DECEMBER 31, 2007..........................................    $      1,364.5
                                                                        ==============

------------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) STEP UP: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $34.7 million and $12.7 million, respectively.


12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to 10 collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These 10 collateralized obligation trusts are investment trusts with aggregate assets of $3.6 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $9.1 million, $8.0 million and $8.8 million during the years ended December 31, 2007, 2006 and 2005, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the 10 collateralized obligation trusts is $13.4 million at December 31, 2007 (none of which relates to trusts that are consolidated), all of which relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2007 and 2006 and three as of December 31, 2005. As of December 31, 2007, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.5 million, $0.7 million and $5.0 million for the years ended December 31, 2007, 2006 and 2005, respectively, related to these consolidated obligation trusts.

The other eight variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.4 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $13.4 million (all of which are investment grade debt securities at December 31, 2007).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                           ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                 -----------    -----------     -----------    -----------
Debt securities pledged as collateral........................    $     219.1    $     219.3     $     267.2    $     251.4
Equity securities pledged as collateral......................           --              0.1             0.6            0.3
                                                                 -----------    -----------     -----------    -----------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     219.1    $     219.4     $     267.8    $     251.7
                                                                 ===========    ===========     ===========    ===========

Cash and accrued investment income of $13.4 million and $5.0 million are included in the amounts above at December 31, 2007 and 2006, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $307.2 million and $332.2 million at December 31, 2007 and 2006, respectively, and non-recourse derivative cash flow hedge liability of $10.7 million (notional amount of $211.1 million with maturity of June 1, 2009) and $11.8 million (notional amount of $222.9 million with maturities of 2005-2013) at December 31, 2007 and 2006, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2007 and 2006.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                 -----------    -----------     -----------    -----------
Debt securities pledged as collateral........................    $      29.0    $     (29.2)    $      35.4    $     (19.6)
Equity securities pledged as collateral......................           --             (0.1)            0.4           (0.1)
                                                                 -----------    -----------     -----------    -----------
TOTAL........................................................    $      29.0    $     (29.3)    $      35.8    $     (19.7)
                                                                 ===========    ===========     ===========    ===========
NET UNREALIZED GAINS.........................................                   $      (0.3)    $      16.1
                                                                                ===========     ===========

AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2007
EQUITY SECURITIES PLEDGED AS COLLATERAL:      ----------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                              -----------------------    -----------------------   -----------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                              ----------   ----------    ----------   ----------   ----------   ----------
Corporate..................................   $     --     $     --      $     --     $     (2.0)  $     --     $     (2.0)
Mortgage-backed............................          3.7         (0.4)          7.2        (12.7)        10.9        (13.1)
Other asset-backed.........................          2.6         --             0.2        (14.1)         2.8        (14.1)
                                              ----------   ----------    ----------   ----------   ----------   ----------
DEBT SECURITIES............................   $      6.3   $     (0.4)   $      7.4   $    (28.8)  $     13.7   $    (29.2)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                              ----------   ----------    ----------   ----------   ----------   ----------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $      6.3   $     (0.4)   $      7.4   $    (28.9)  $     13.7   $    (29.3)
                                              ==========   ==========    ==========   ==========   ==========   ==========

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $2.6 million at December 31, 2007. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2007.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2007
($ in millions)                                                                                                   COST
                                                                                                               -----------
Due in one year or less.....................................................................................   $      19.1
Due after one year through five years.......................................................................          16.1
Due after five years through ten years......................................................................          25.9
Due after ten years.........................................................................................         158.2
                                                                                                               -----------
TOTAL DEBT SECURITIES.......................................................................................   $     219.3
                                                                                                               ===========

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2007, 2006 and 2005 is $0.8 million, $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
INCREASE (DECREASE) IN NET INCOME............................................   $       1.0     $      (1.0)   $       1.3
                                                                                ===========     ===========    ===========
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (85.4)    $     (71.2)   $     (67.9)
                                                                                ===========     ===========    ===========

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------
($ in millions)                                                                   2007                      2006
                                                                         ------------------------  ------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                              ----------  -------------  -----------  -----------  -----------  -----------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       --      2007       $      --    $      --    $       0.4  $      --
    Non-hedging derivative instruments....            22      2017               0.2          0.2          2.1          1.2
CROSS CURRENCY SWAPS......................            35    2012-2016           --            2.9         --            1.0
PUT OPTIONS...............................           150    2016-2017           21.5         --            4.0         --
CALL OPTIONS..............................             6      2008               0.5         --           --           --
OTHER.....................................            56      2008               0.5         --            0.5         --
                                              ----------                 -----------  -----------  -----------  -----------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      269                 $      22.7  $       3.1  $       7.0  $       2.2
                                             ===========                  ==========  ===========  ===========  ===========

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

Interest Rate Options

We use interest rate options, such as caps to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate cap gives us the right to receive, over the maturity of the contract, the excess of a reference rate index that is determined. The cash settlement or payoff from these cap contracts is made on a quarterly basis based on the rate difference times notional principal.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                           ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 -----------    -----------     -----------    -----------
Cash and cash equivalents....................................    $     366.8    $     366.8     $     289.0    $     289.0
Available-for-sale debt securities (Note 9)..................       11,924.7       11,924.7        12,549.9       12,549.9
Available-for-sale equity securities (Note 9)................          191.8          191.8           174.5          174.5
Mortgage loans (Note 9)......................................           15.6           14.3            71.9           74.7
Debt and equity securities pledged as collateral (Note 12)...          219.1          219.1           267.8          267.8
Derivative financial instruments.............................           22.7           22.7             7.0            7.0
Policy loans (Note 9)........................................        2,380.5        2,495.6         2,322.0        2,415.9
                                                                 -----------    -----------     -----------    -----------
FINANCIAL ASSETS.............................................    $  15,121.2    $  15,235.0     $  15,682.1    $  15,778.8
                                                                 ===========    ===========     ===========    ===========

Investment contracts.........................................    $   1,808.9    $   1,803.9     $   2,228.4    $   2,190.9
Non-recourse collateralized obligations (Note 12)............          317.9          232.5           344.0          272.8
Indebtedness (Note 10).......................................          174.0          179.6           174.0          189.6
Derivative financial instruments.............................            3.1            3.1             2.2            2.2
                                                                 -----------    -----------     -----------    -----------
FINANCIAL LIABILITIES........................................    $   2,303.9    $   2,219.1     $   2,748.6    $   2,655.5
                                                                 ===========    ===========     ===========    ===========

14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Income taxes (benefit) applicable to:
  Current....................................................................   $       5.1     $      26.1    $       6.6
  Deferred...................................................................          33.6            44.6           32.7
                                                                                -----------     -----------    -----------
  Continuing operations......................................................          38.7            70.7           39.3
  Discontinued operations....................................................          (1.5)            0.7            0.6
                                                                                -----------     -----------    -----------
INCOME TAXES APPLICABLE TO NET INCOME........................................          37.2            71.4           39.9
Other comprehensive loss.....................................................         (20.7)           (8.2)         (22.1)
                                                                                -----------     -----------    -----------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      16.5     $      63.2    $      17.8
                                                                                ===========     ===========    ===========

INCOME TAXES PAID (REFUNDED).................................................   $      17.7     $      14.5    $     (14.1)
                                                                                ===========     ===========    ===========

EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Income from continuing operations before income taxes
  and minority interest......................................................   $     181.4     $     218.7    $     159.2
                                                                                -----------     -----------    -----------
Income taxes at statutory rate of 35.0%......................................          63.5            76.6           55.7
Valuation allowance release..................................................         (11.0)           --             --
Dividends received deduction.................................................          (6.3)           (3.1)          (7.8)
Low income housing tax credit................................................          (4.1)           (4.0)          (4.0)
Tax interest recoveries......................................................          --              --             (5.3)
Historic rehabilitation and other tax credits................................          --              (0.6)          (2.3)
Realized losses (gains) on available-for-sale securities pledged as collateral         (0.4)            0.3           (0.5)
Other, net...................................................................          (3.0)            1.5            3.5
                                                                                -----------     -----------    -----------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      38.7     $      70.7    $      39.3
                                                                                ===========     ===========    ===========

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2007           2006
                                                                                                -----------    -----------
Deferred income tax assets:
Future policyholder benefits................................................................    $     346.3    $     294.1
Unearned premiums/deferred revenues.........................................................          104.5          103.5
Employee benefits...........................................................................           53.3           58.3
Intangible assets...........................................................................            0.1            2.1
Net operating and capital loss carryover benefits...........................................           21.1           13.7
Historic rehabilitation and other tax credits...............................................           29.8           16.4
Foreign tax credits carryover benefits......................................................           14.3           14.3
Other.......................................................................................            1.4            5.0
Valuation allowance.........................................................................           (1.1)         (12.1)
                                                                                                -----------    -----------
GROSS DEFERRED INCOME TAX ASSETS............................................................          569.7          495.3
                                                                                                -----------    -----------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (526.5)        (435.7)
Investments.................................................................................         (111.3)        (126.7)
Other.......................................................................................           (8.7)          --
                                                                                                -----------    -----------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (646.5)        (562.4)
                                                                                                -----------    -----------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (76.8)   $     (67.1)
                                                                                                ===========    ===========

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2007, we had deferred tax assets of $5.5 million and $14.5 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $15.8 million are scheduled to expire between the years 2019 and 2027. The federal capital losses of $41.5 million are scheduled to expire in 2010 and 2012. The state net operating losses of $15.2 million related to the non-life subgroup are scheduled to expire between 2019 and 2026. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million valuation allowance at the end of 2007 and 2006, relative to the state deferred tax assets.

As of December 31, 2007, we had deferred income tax assets of $29.8 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2026.

As of December 31, 2007, we had deferred income tax assets of $14.3 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2016 tax years.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2007 and 2006 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary. During the year, management identified sources of future taxable income that would allow for the realization of the entire foreign tax credit carryover. Accordingly, the valuation allowance related to the Company's foreign tax credit of $11.0 million was released.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:
($ in millions)

Balance at January 1, 2007......................................... $      20.7
Reductions for tax positions of prior years........................        (2.2)
Settlements with taxing authorities................................        (1.1)
                                                                    -----------
BALANCE AT DECEMBER 31, 2007....................................... $      17.4
                                                                    ===========

The entire amount of unrecognized tax benefits at December 31, 2007 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our consolidated U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ in millions)                               -----------------------------------------------------------------------------
                                                        2007                      2006                      2005
                                              -----------------------    -----------------------    -----------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                              ----------   ----------    ----------   ----------    ---------   -----------
Unrealized losses on investments...........   $   (239.3)  $    (37.5)   $   (177.3)  $    (37.8)  $   (358.4)  $    (91.1)
Net realized investment gains (losses) on
  available-for-sale securities included
  in net income............................        (23.8)       (20.3)         55.0         13.7        (52.8)       (34.7)
                                              ----------   ----------    ----------   ----------    ---------   -----------
Net unrealized investment losses...........       (263.1)       (57.8)       (122.3)       (24.1)      (411.2)      (125.8)
Net unrealized foreign currency
  translation adjustment ..................          1.4          0.9          (0.3)        (0.1)        (6.0)        (4.0)
Net unrealized derivative instruments
  gains (losses)...........................         (1.1)        (0.3)          7.1          6.9         82.8         82.8
                                              ----------   ----------    ----------   ----------    ---------   -----------
Other comprehensive loss...................       (262.8)  $    (57.2)       (115.5)  $    (17.3)      (334.4)  $    (47.0)
                                              ----------   ==========    ----------   ==========    ---------   ===========
Applicable policyholder dividend                  (121.5)                     (73.8)                   (194.8)
  obligation...............................
Applicable deferred policy acquisition
  cost amortization........................        (63.4)                     (16.2)                    (70.5)
Applicable deferred income tax benefit.....        (20.7)                      (8.2)                    (22.1)
                                              ----------                 ----------                 ---------
Offsets to other comprehensive income......       (205.6)                     (98.2)                   (287.4)
                                              ----------                 ----------                 ---------
OTHER COMPREHENSIVE LOSS...................   $    (57.2)                $    (17.3)               $    (47.0)
                                              ==========                 ==========                ==========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          -------------------------------------------------
                                                                                  2007                      2006
                                                                         -----------------------   -----------------------
                                                                           GROSS         NET         GROSS         NET
                                                                         ----------   ----------   ----------   ----------
Unrealized gains on investments......................................    $    (77.7)  $    (55.0)  $    185.4   $      2.8
Unrealized foreign currency translation adjustment...................           0.8         --           (0.6)        (0.9)
Unrealized losses on derivative instruments..........................         (34.4)       (18.0)       (33.3)       (17.7)
                                                                         ----------   ----------   ----------   ----------
Accumulated other comprehensive income...............................        (111.3)  $    (73.0)       151.5   $    (15.8)
                                                                         ----------   ==========   ----------   ==========
Applicable policyholder dividend obligation..........................          46.2                     167.7
Applicable deferred policy acquisition costs.........................         (63.6)                     (0.3)
Applicable deferred income taxes.....................................         (20.9)                     (0.1)
                                                                         ----------                ----------
Offsets to accumulated other comprehensive income....................         (38.3)                    167.3
                                                                         ----------                ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................    $    (73.0)               $    (15.8)
                                                                         ==========                ==========

16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes) and $6.5 million ($4.2 million after income taxes) in 2006 and 2005, respectively, primarily in connection with organizational and employment-related costs.


17.  DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realize an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007, 2006 and 2005 was $(3.5) million, $1.1 million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                                ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Statutory capital, surplus, and surplus notes................................   $     848.1     $     932.5    $     873.2
Asset valuation reserve (AVR)................................................         192.6           187.8          210.8
                                                                                -----------     -----------    -----------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,040.7     $   1,120.3    $   1,084.0
                                                                                ===========     ===========    ===========
STATUTORY GAIN FROM OPERATIONS...............................................   $     115.2     $     131.6    $     106.2
                                                                                ===========     ===========    ===========
STATUTORY NET INCOME.........................................................   $      80.0     $     162.0    $      61.0
                                                                                ===========     ===========    ===========

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $92.2 million in 2007 and is able to pay $83.8 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $83.8 million in 2008, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                 -----------    -----------     -----------    -----------
Real estate..................................................    $     106.8    $      36.1     $     105.5    $      37.0
Equipment....................................................          213.1           49.2           200.2           40.9
Leasehold improvements.......................................           --             --               0.8            0.7
                                                                 -----------    -----------     -----------    -----------
Premises and equipment cost and carrying value...............          319.9    $      85.3           306.5    $      78.6
                                                                                ===========                    ===========
Accumulated depreciation and amortization....................         (234.6)                        (227.9)
                                                                 -----------                    -----------
PREMISES AND EQUIPMENT.......................................    $      85.3                    $      78.6
                                                                 ===========                    ===========

Depreciation and amortization expense for premises and equipment for 2007, 2006 and 2005 totaled $12.8 million, $12.1 million and $9.2 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $3.0 million, $2.7 million and $2.4 million in 2007, 2006 and 2005, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $12.4 million as of December 31, 2007, payable as follows: 2008, $2.5 million; 2009, $2.1 million; 2010, $2.0 million; 2011, $1.4 million; 2012, $1.0 million; and thereafter, $3.5 million.

20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $11.6 million, $9.8 million and $9.4 million for 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $0.5 million, as of December 31, 2007 and 2006, respectively. Through July 2007, PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.0 million and $0.7 million as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $0.5 million, $1.8 million and $1.9 million for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.6 million as of December 31, 2007.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% for the year ended December 31, 2005. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3.0 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2007 and 2006 were $42.0 million and $54.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $60.2 million, $48.9 million and $45.3 million for 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2.4 million and $0.5 million, as of December 31, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2007, 2006 and 2005, we incurred $62.3 million, $50.1 million and $37.6 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $3.9 million and $2.4 million as of December 31, 2007 and 2006, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in October 2007, the New York State Insurance Department commenced the on-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In May 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2007, we had committed $164.4 million under such investments, of which $62.6 million is expected to be disbursed by December 31, 2008.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $13.3 million at December 31, 2007.

                               Estate Strategies

                 Phoenix Life Variable Universal Life Account

                   Issued By: Phoenix Life Insurance Company


 STATEMENT OF ADDITIONAL INFORMATION                        December 17, 2008


                               -----------------

     Flexible Premium Fixed and Variable Universal Life Insurance Policies


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2008 as supplemented on September 16, 2008. You may obtain a copy of each prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                               -----------------

                               TABLE OF CONTENTS


                                                             Page
               --------------------------------------------------

               Phoenix Life Insurance Company                   2
               The Separate Account.........................    2
               The Policy...................................    3
               Services.....................................    3
               Information Sharing Agreements...............    4
               Underwriter..................................    4
               Performance History..........................    4
               Additional Information.......................    5
               Safekeeping of the Separate Account's Assets.    5
               State Regulation.............................    5
               Reports......................................    5
               Experts......................................    6
               Separate Account Financial Statements........ SA-1
               Company Financial Statements.................  F-1


                               -----------------

If you have any questions, please contact us at:

                                    [GRAPHIC]  Phoenix                                             [GRAPHIC]
                                                Variable
                                                Products Mail
                                                Operations
                                                ("VPMO")                                                      Tel. 800/541-0171
                                               PO Box 8027
                                               Boston,
                                               Massachusetts
                                               02266-8027

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Surplus
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the investment option's investment results.

The Separate Account
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses, whether or not realized, of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

Reinvestment and Redemption
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first valuation date of that investment option. The unit value of a investment option on any other valuation date is determined by multiplying the unit value of that investment option on the just prior valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

                           (A) + (B)
                           ------------  (D) where:
                              (C)

(A) =the value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B) =the amount of any dividend (or, if applicable, any capital gain distribution) received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C) =the value of the assets in the investment option as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D) =the sum of the following daily charges multiplied by the number of days in the current valuation period:

    1. the mortality and expense risk charge; and

    2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

The Policy
--------------------------------------------------------------------------------

The number of units credited to an investment option of the Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

Suicide
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

Incontestability
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

Misstatement of Age or Sex
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 31 Tech Valley Drive, East Greenbush, New York 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------

Other Service Providers
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                 $ 86,000
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------

Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                $159,779.94
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------


Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing (PNCGIS) (formerly PFPC, Inc.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $548,916.200
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------

Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix Life Insurance Company has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix Life Insurance Company or the underlying funds in accordance with their established policies.


Underwriter
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Performance History
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account.
The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:

         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:. $1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:.........  1.000792

         Calculation:
         Ending account value................................. 1.000792
         Less beginning account value......................... 1.000000
         Net change in account value.......................... 0.000792
         Base period return:
         (adjusted change/beginning account value)............ 0.000791
         Current annual yield = return x (365/7) =............    4.12%
         Effective annual yield = [(1 + return)/365/7/] - 1 =.    4.21%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return. We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index

   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA. The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

Additional Information
--------------------------------------------------------------------------------

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

.. internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

Safekeeping of the Account's Assets
--------------------------------------------------------------------------------

We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

Reports
--------------------------------------------------------------------------------

All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus and this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the policies described in the prospectus.

[LOGO]
PHOENIX



--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                                AIM V.I. Capital                         AIM V.I. Mid Cap
                                                               Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -
                                                                     Class I          Fund - Class I         Class I
                                                               ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                    $      9,061,366     $      3,949,992    $      4,915,790
                                                               ------------------- -------------------- ------------------
   Total Assets                                                 $      9,061,366     $      3,949,992    $      4,915,790
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $              -    $              -
                                                               ------------------- -------------------- ------------------
         Total Net Assets                                       $      9,061,366     $      3,949,992    $      4,915,790
                                                               =================== ==================== ==================
                                                               =================== ==================== ==================
         Units Outstanding                                             7,901,941            3,367,395           3,767,650
                                                               =================== ==================== ==================
   Investment shares held                                                308,524              135,692             337,390
   Investments at cost                                          $      6,412,790     $      3,422,488    $      4,531,124

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.26     $           1.18    $           1.33
             Estate Edge(R)                                     $           1.12     $           1.17    $           1.30
             Estate Strategies                                  $           1.23     $              -    $           1.32
             Executive Benefit                                  $           1.26     $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.13     $           1.17    $           1.30
             Phoenix Benefit Choice VUL/SM/                     $              -     $              -    $              -
             Phoenix Express VUL(R)                             $              -     $              -    $              -
             The Phoenix Edge(R)                                $              -     $              -    $           1.31
             The Phoenix Edge(R)--SPVL                          $           1.26     $           1.18    $           1.33

                                                                 Alger American
                                                                Leveraged AllCap
                                                               Portfolio - Class O
                                                               -------------------
Assets:
   Investments at fair value                                    $     15,227,241
                                                               -------------------
   Total Assets                                                 $     15,227,241
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     15,227,241
                                                               ===================
                                                               ===================
         Units Outstanding                                            13,759,535
                                                               ===================
   Investment shares held                                                274,909
   Investments at cost                                          $      7,140,520

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.52
             Estate Edge(R)                                     $           1.04
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.07
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           1.47

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                      Anchor Series Trust
                                                 Anchor Series Trust     Government &     Anchor Series Trust Anchor Series Trust
                                                 Capital Appreciation    Quality Bond      Growth and Income  Growth Portfolio -
                                                 Portfolio - Class 1  Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 -------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                       $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 -------------------- ------------------- ------------------- -------------------
   Total Assets                                    $      3,019,916    $        397,991    $        301,696    $      2,321,328
Liabilities:
   Payable to Phoenix Life Insurance Company       $              -    $              -    $              -    $              -
                                                 -------------------- ------------------- ------------------- -------------------
         Total Net Assets                          $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 ==================== =================== =================== ===================
                                                 ==================== =================== =================== ===================
         Units Outstanding                                   23,547               8,259               6,421              20,965
                                                 ==================== =================== =================== ===================
   Investment shares held                                    65,381              26,451              28,163              82,741
   Investments at cost                             $      2,131,149    $        380,575    $        351,008    $      2,210,588

         Unit Value
             ICAP Plus Variable Life               $         136.89    $          33.21    $          48.37    $          75.52
             RSVP Variable Life                    $         128.12    $          48.27    $          46.89    $         114.03

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                             Anchor Series Trust
                                                 Anchor Series Trust Anchor Series Trust Anchor Series Trust  Strategic Multi-
                                                    Money Market         Multi-Asset      Natural Resources   Asset Portfolio -
                                                 Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 ------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 ------------------- ------------------- ------------------- -------------------
   Total Assets                                   $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
Liabilities:
   Payable to Phoenix Life Insurance Company      $              -    $              -    $              -    $              -
                                                 ------------------- ------------------- ------------------- -------------------
         Total Net Assets                         $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 =================== =================== =================== ===================
                                                 =================== =================== =================== ===================
         Units Outstanding                                  31,481              64,958               9,011              34,358
                                                 =================== =================== =================== ===================
   Investment shares held                                  764,830             416,799              15,968             183,146
   Investments at cost                            $        764,830    $      4,122,604    $        402,850    $      1,697,838

         Unit Value
             ICAP Plus Variable Life              $          19.89    $          46.72    $         118.17    $          56.64
             RSVP Variable Life                   $          24.61    $          46.60    $         124.16    $          53.91

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                DWS Equity 500  Federated Fund for   Federated High
                                                               Index Fund VIP -  U.S. Government    Income Bond Fund
                                                                   Class A        Securities II    II - Primary Shares
                                                               ---------------- ------------------ -------------------
Assets:
   Investments at fair value                                    $   43,822,482   $     37,541,562   $      9,539,208
                                                               ---------------- ------------------ -------------------
   Total Assets                                                 $   43,822,482   $     37,541,562   $      9,539,208
Liabilities:
   Payable to Phoenix Life Insurance Company                    $            -   $              -   $              -
                                                               ---------------- ------------------ -------------------
         Total Net Assets                                       $   43,822,482   $     37,541,562   $      9,539,208
                                                               ================ ================== ===================
                                                               ================ ================== ===================
         Units Outstanding                                          30,163,557         25,838,550          6,778,906
                                                               ================ ================== ===================
   Investment shares held                                            2,821,795          3,255,990          1,273,593
   Investments at cost                                          $   34,688,114   $     37,118,428   $      9,820,078

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $         1.49   $           1.43   $           1.60
             Estate Edge(R)                                     $         1.42   $           1.46   $           1.39
             Estate Strategies                                  $         1.46   $           1.32   $           1.56
             Executive Benefit                                  $         1.49   $           1.35   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $         1.42   $           1.47   $           1.39
             Phoenix Benefit Choice VUL/SM/                     $            -   $              -   $              -
             Phoenix Express VUL(R)                             $            -   $              -   $              -
             The Phoenix Edge(R)                                $         1.45   $           1.32   $           1.44
             The Phoenix Edge(R)--SPVL                          $         1.49   $           1.39   $           1.52

                                                                  Fidelity VIP
                                                                  Contrafund(R)
                                                               Portfolio - Service
                                                                      Class
                                                               -------------------
Assets:
   Investments at fair value                                     $    81,122,146
                                                               -------------------
   Total Assets                                                  $    81,122,146
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               -------------------
         Total Net Assets                                        $    81,122,146
                                                               ===================
                                                               ===================
         Units Outstanding                                            49,616,626
                                                               ===================
   Investment shares held                                              2,918,063
   Investments at cost                                           $    76,089,633

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.89
             Estate Edge(R)                                      $          1.57
             Estate Strategies                                   $          1.95
             Executive Benefit                                   $          2.01
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.59
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $          1.82
             The Phoenix Edge(R)--SPVL                           $          2.00

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Fidelity VIP Growth                       Fidelity VIP
                                                                  Opportunities    Fidelity VIP Growth Investment Grade
                                                               Portfolio - Service Portfolio - Service Bond Portfolio -
                                                                      Class               Class         Service Class
                                                               ------------------- ------------------- ----------------
Assets:
   Investments at fair value                                     $     8,378,170     $    20,423,124   $     2,264,376
                                                               ------------------- ------------------- ----------------
   Total Assets                                                  $     8,378,170     $    20,423,124   $     2,264,376
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -     $             -   $             -
                                                               ------------------- ------------------- ----------------
         Total Net Assets                                        $     8,378,170     $    20,423,124   $     2,264,376
                                                               =================== =================== ================
                                                               =================== =================== ================
         Units Outstanding                                             7,718,708          22,189,885         2,181,954
                                                               =================== =================== ================
   Investment shares held                                                375,366             453,947           178,720
   Investments at cost                                           $     6,162,589     $    13,136,904   $     2,221,159

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.45     $          1.09   $             -
             Estate Edge(R)                                      $          1.06     $          0.89   $          1.04
             Estate Strategies                                   $             -     $          1.24   $             -
             Executive Benefit                                   $             -     $             -   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.06     $          0.91   $          1.04
             Phoenix Benefit Choice VUL/SM/                      $             -     $             -   $             -
             Phoenix Express VUL(R)                              $             -     $             -   $             -
             The Phoenix Edge(R)                                 $             -     $          1.09   $             -
             The Phoenix Edge(R)--SPVL                           $          1.45     $          1.09   $          1.05

                                                                Franklin Income
                                                               Securities Fund -
                                                                    Class 2
                                                               -----------------
Assets:
   Investments at fair value                                    $     2,115,995
                                                               -----------------
   Total Assets                                                 $     2,115,995
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $     2,115,995
                                                               =================
                                                               =================
         Units Outstanding                                            1,842,574
                                                               =================
   Investment shares held                                               122,242
   Investments at cost                                          $     2,101,946

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.16
             Estate Edge(R)                                     $          1.15
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.15
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.15
             The Phoenix Edge(R)--SPVL                          $          1.16


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                               Small Cap Portfolio Debenture Portfolio      and Income
                                                                 - Service Shares       - Class VC     Portfolio - Class VC
                                                               ------------------- ------------------- --------------------
Assets:
   Investments at fair value                                    $      1,967,513    $      5,312,303     $     24,495,483
                                                               ------------------- ------------------- --------------------
   Total Assets                                                 $      1,967,513    $      5,312,303     $     24,495,483
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -    $              -     $              -
                                                               ------------------- ------------------- --------------------
         Total Net Assets                                       $      1,967,513    $      5,312,303     $     24,495,483
                                                               =================== =================== ====================
                                                               =================== =================== ====================
         Units Outstanding                                             1,691,026           4,523,048           19,454,756
                                                               =================== =================== ====================
   Investment shares held                                                197,146             451,342              877,660
   Investments at cost                                          $      2,790,862    $      5,292,967     $     23,424,719

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.19    $           1.20     $           1.28
             Estate Edge(R)                                     $           1.16    $           1.17     $           1.26
             Estate Strategies                                  $           1.17    $           1.18     $           1.27
             Executive Benefit                                  $              -    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.16    $           1.17     $           1.26
             Phoenix Benefit Choice VUL/SM/                     $              -    $              -     $              -
             Phoenix Express VUL(R)                             $              -    $              -     $              -
             The Phoenix Edge(R)                                $              -    $           1.18     $           1.27
             The Phoenix Edge(R)--SPVL                          $           1.19    $           1.20     $           1.28

                                                                Lord Abbett Mid-
                                                               Cap Value Portfolio
                                                                    - Class VC
                                                               -------------------
Assets:
   Investments at fair value                                    $     10,370,122
                                                               -------------------
   Total Assets                                                 $     10,370,122
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     10,370,122
                                                               ===================
                                                               ===================
         Units Outstanding                                             8,584,029
                                                               ===================
   Investment shares held                                                548,683
   Investments at cost                                          $     11,059,948

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.23
             Estate Edge(R)                                     $           1.21
             Estate Strategies                                  $           1.22
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.21
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.22
             The Phoenix Edge(R)--SPVL                          $           1.23

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                 Mutual Shares    Neuberger Berman    Neuberger Berman
                                                               Securities Fund -    AMT Fasciano        AMT Guardian
                                                                    Class 2      Portfolio - S Class Portfolio - S Class
                                                               ----------------- ------------------- -------------------
Assets:
   Investments at fair value                                   $     45,267,430   $          9,264    $      1,110,744
                                                               ----------------- ------------------- -------------------
   Total Assets                                                $     45,267,430   $          9,264    $      1,110,744
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $              -    $              -
                                                               ----------------- ------------------- -------------------
         Total Net Assets                                      $     45,267,430   $          9,264    $      1,110,744
                                                               ================= =================== ===================
                                                               ================= =================== ===================
         Units Outstanding                                           22,697,644              9,610             986,056
                                                               ================= =================== ===================
   Investment shares held                                             2,242,072                638              52,842
   Investments at cost                                         $     37,299,734   $          9,325    $      1,078,469

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.65   $              -    $           1.14
             Estate Edge(R)                                    $           2.08   $              -    $           1.13
             Estate Strategies                                 $           1.61   $              -    $              -
             Executive Benefit                                 $           1.65   $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.05   $           0.96    $           1.13
             Phoenix Benefit Choice VUL/SM/                    $              -   $              -    $              -
             Phoenix Express VUL(R)                            $              -   $              -    $              -
             The Phoenix Edge(R)                               $           1.89   $              -    $              -
             The Phoenix Edge(R)--SPVL                         $           1.71   $              -    $           1.14

                                                                   Oppenheimer
                                                               Capital Appreciation
                                                                Fund/VA - Service
                                                                      Shares
                                                               --------------------
Assets:
   Investments at fair value                                     $        782,690
                                                               --------------------
   Total Assets                                                  $        782,690
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                               --------------------
         Total Net Assets                                        $        782,690
                                                               ====================
                                                               ====================
         Units Outstanding                                                679,560
                                                               ====================
   Investment shares held                                                  16,731
   Investments at cost                                           $        679,419

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.17
             Estate Edge(R)                                      $           1.15
             Estate Strategies                                   $              -
             Executive Benefit                                   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.15
             Phoenix Benefit Choice VUL/SM/                      $              -
             Phoenix Express VUL(R)                              $              -
             The Phoenix Edge(R)                                 $              -
             The Phoenix Edge(R)--SPVL                           $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Oppenheimer    Oppenheimer Main
                                                               Global Securities Street Small Cap      Phoenix
                                                               Fund/VA - Service Fund/VA - Service  Capital Growth
                                                                    Shares            Shares           Series
                                                               ----------------- ----------------- ---------------
Assets:
   Investments at fair value                                    $     1,409,969  $      1,171,944  $  178,892,078
                                                               ----------------- ----------------- ---------------
   Total Assets                                                 $     1,409,969  $      1,171,944  $  178,892,078
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -  $              -  $            -
                                                               ----------------- ----------------- ---------------
         Total Net Assets                                       $     1,409,969  $      1,171,944  $  178,892,078
                                                               ================= ================= ===============
                                                               ================= ================= ===============
         Units Outstanding                                            1,254,856         1,195,452      44,357,519
                                                               ================= ================= ===============
   Investment shares held                                                38,874            64,998      10,644,760
   Investments at cost                                          $     1,384,874  $      1,231,874  $  195,240,576

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.14  $           0.99  $         1.04
             Estate Edge(R)                                     $          1.12  $           0.98  $         4.16
             Estate Strategies                                  $             -  $              -  $         1.01
             Executive Benefit                                  $             -  $              -  $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.12  $           0.98  $         4.16
             Phoenix Benefit Choice VUL/SM/                     $             -  $              -  $            -
             Phoenix Express VUL(R)                             $             -  $              -  $            -
             The Phoenix Edge(R)                                $             -  $           0.98  $         4.43
             The Phoenix Edge(R)--SPVL                          $             -  $           0.99  $         0.71


                                                               Phoenix Growth and
                                                                 Income Series
                                                               ------------------
Assets:
   Investments at fair value                                    $     38,868,819
                                                               ------------------
   Total Assets                                                 $     38,868,819
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     38,868,819
                                                               ==================
                                                               ==================
         Units Outstanding                                            25,041,301
                                                               ==================
   Investment shares held                                              2,601,652
   Investments at cost                                          $     30,890,548

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.37
             Estate Edge(R)                                     $           1.52
             Estate Strategies                                  $           1.33
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.60
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.52
             The Phoenix Edge(R)--SPVL                          $           1.51

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                   Phoenix Multi-
                                                                Phoenix Mid-Cap  Phoenix Money      Sector Fixed
                                                                Growth Series   Market Series        Income Series
                                                               ---------------- ---------------    ---------------
Assets:
   Investments at fair value                                   $    38,989,762  $    60,100,321    $    88,583,280
                                                               ---------------- ---------------    ---------------
   Total Assets                                                $    38,989,762  $    60,100,321    $    88,583,280
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             -  $             -    $             -
                                                               ---------------- ---------------    ---------------
         Total Net Assets                                      $    38,989,762  $    60,100,321    $    88,583,280
                                                               ================ ===============    ===============
                                                               ================ ===============    ===============
         Units Outstanding                                          23,979,767       33,620,525         24,646,854
                                                               ================ ===============    ===============
   Investment shares held                                            2,377,727        6,010,033          9,750,229
   Investments at cost                                         $    34,383,181  $    60,100,321    $    90,564,733

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          0.93  $          1.22    $          1.56
             Estate Edge(R)                                    $          1.64  $          1.86    $          3.68
             Estate Strategies                                 $             -  $          1.14    $          1.52
             Executive Benefit                                 $          1.01  $          1.18    $          1.56
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.67  $          1.86    $          3.68
             Phoenix Benefit Choice VUL/SM/                    $             -  $             -    $             -
             Phoenix Express VUL(R)                            $             -  $             -    $             -
             The Phoenix Edge(R)                               $          1.56  $          2.32    $          4.23
             The Phoenix Edge(R)--SPVL                         $          0.94  $          1.21    $          1.63

                                                                Phoenix Multi-
                                                               Sector Short Term
                                                                  Bond Series
                                                               -----------------
Assets:
   Investments at fair value                                    $    10,937,939
                                                               -----------------
   Total Assets                                                 $    10,937,939
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $    10,937,939
                                                               =================
                                                               =================
         Units Outstanding                                            9,350,033
                                                               =================
   Investment shares held                                             1,108,620
   Investments at cost                                          $    11,143,858

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.21
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $          1.19
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.18
             The Phoenix Edge(R)--SPVL                          $          1.21

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                               Allocation Series International Series  Cap Growth Series
                                                               ----------------- -------------------- --------------------
Assets:
   Investments at fair value                                    $    72,854,533    $    111,898,373     $     15,787,693
                                                               ----------------- -------------------- --------------------
   Total Assets                                                 $    72,854,533    $    111,898,373     $     15,787,693
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -    $              -     $              -
                                                               ----------------- -------------------- --------------------
         Total Net Assets                                       $    72,854,533    $    111,898,373     $     15,787,693
                                                               ================= ==================== ====================
                                                               ================= ==================== ====================
         Units Outstanding                                           15,664,598          28,168,631            6,482,073
                                                               ================= ==================== ====================
   Investment shares held                                             5,624,162           5,845,469              884,411
   Investments at cost                                          $    77,479,554    $     83,274,462     $     15,166,546

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.42    $           1.85     $           2.53
             Estate Edge(R)                                     $          4.90    $           4.17     $           2.43
             Estate Strategies                                  $          1.36    $           2.11     $           2.48
             Executive Benefit                                  $          1.42    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.90    $           4.17     $           2.43
             Phoenix Benefit Choice VUL/SM/                     $             -    $              -     $              -
             Phoenix Express VUL(R)                             $             -    $              -     $              -
             The Phoenix Edge(R)                                $          5.24    $           4.40     $           2.47
             The Phoenix Edge(R)--SPVL                          $          1.41    $           1.77     $           2.53

                                                                 Phoenix-Duff &
                                                               Phelps Real Estate
                                                               Securities Series
                                                               ------------------
Assets:
   Investments at fair value                                    $    32,925,291
                                                               ------------------
   Total Assets                                                 $    32,925,291
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $    32,925,291
                                                               ==================
                                                               ==================
         Units Outstanding                                            7,483,908
                                                               ==================
   Investment shares held                                             1,227,494
   Investments at cost                                          $    23,707,972

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          3.08
             Estate Edge(R)                                     $          4.66
             Estate Strategies                                  $          2.81
             Executive Benefit                                  $          2.88
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.66
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          4.83
             The Phoenix Edge(R)--SPVL                          $          3.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Phoenix-S&P        Phoenix-S&P        Phoenix-S&P
                                                                 Dynamic Asset      Dynamic Asset      Dynamic Asset
                                                               Allocation Series: Allocation Series: Allocation Series:
                                                               Aggressive Growth        Growth            Moderate
                                                               ------------------ ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,612,335   $     8,430,710    $       370,816
                                                               ------------------ ------------------ ------------------
   Total Assets                                                 $      2,612,335   $     8,430,710    $       370,816
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -   $             -    $             -
                                                               ------------------ ------------------ ------------------
         Total Net Assets                                       $      2,612,335   $     8,430,710    $       370,816
                                                               ================== ================== ==================
                                                               ================== ================== ==================
         Units Outstanding                                             2,169,254         7,146,662            329,771
                                                               ================== ================== ==================
   Investment shares held                                                220,241           730,563             34,158
   Investments at cost                                          $      2,426,612   $     7,884,395    $       362,816

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.22   $          1.19    $          1.14
             Estate Edge(R)                                     $           1.20   $          1.17    $          1.12
             Estate Strategies                                  $              -   $             -    $             -
             Executive Benefit                                  $              -   $             -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.20   $          1.17    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -   $             -    $             -
             Phoenix Express VUL(R)                             $              -   $             -    $             -
             The Phoenix Edge(R)                                $              -   $             -    $             -
             The Phoenix Edge(R)--SPVL                          $           1.22   $          1.19    $             -

                                                                  Phoenix-S&P
                                                                 Dynamic Asset
                                                               Allocation Series:
                                                                Moderate Growth
                                                               ------------------
Assets:
   Investments at fair value                                    $     3,354,240
                                                               ------------------
   Total Assets                                                 $     3,354,240
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $     3,354,240
                                                               ==================
                                                               ==================
         Units Outstanding                                            2,885,235
                                                               ==================
   Investment shares held                                               296,930
   Investments at cost                                          $     3,262,945

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.18
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $             -
             The Phoenix Edge(R)--SPVL                          $          1.18

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Phoenix-Sanford  Phoenix-Sanford    Phoenix-Van
                                                               Bernstein Mid-Cap Bernstein Small- Kampen Comstock
                                                                 Value Series    Cap Value Series     Series
                                                               ----------------- ---------------- ----------------
Assets:
   Investments at fair value                                   $     37,502,083   $   21,096,063  $     34,763,858
                                                               ----------------- ---------------- ----------------
   Total Assets                                                $     37,502,083   $   21,096,063  $     34,763,858
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $            -  $              -
                                                               ----------------- ---------------- ----------------
         Total Net Assets                                      $     37,502,083   $   21,096,063  $     34,763,858
                                                               ================= ================ ================
                                                               ================= ================ ================
         Units Outstanding                                           18,094,739        9,234,456        19,824,955
                                                               ================= ================ ================
   Investment shares held                                             2,956,415        1,458,719         2,782,695
   Investments at cost                                         $     33,693,893   $   20,201,589  $     34,994,986

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.27   $         2.14  $           1.16
             Estate Edge(R)                                    $           1.99   $         2.17  $           1.82
             Estate Strategies                                 $           2.15   $         2.06  $           1.20
             Executive Benefit                                 $           2.29   $         2.11  $           1.21
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.07   $         2.35  $           1.86
             Phoenix Benefit Choice VUL/SM/                    $              -   $            -  $              -
             Phoenix Express VUL(R)                            $              -   $            -  $              -
             The Phoenix Edge(R)                               $           2.34   $         2.04  $           1.81
             The Phoenix Edge(R)--SPVL                         $           2.65   $         2.11  $           1.16

                                                                  Phoenix-Van
                                                               Kampen Equity 500
                                                                 Index Series
                                                               -----------------
Assets:
   Investments at fair value                                   $     51,242,396
                                                               -----------------
   Total Assets                                                $     51,242,396
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     51,242,396
                                                               =================
                                                               =================
         Units Outstanding                                           32,958,543
                                                               =================
   Investment shares held                                             3,879,961
   Investments at cost                                         $     49,109,366

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.14
             Estate Edge(R)                                    $           1.58
             Estate Strategies                                 $           1.22
             Executive Benefit                                 $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.58
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           1.55
             The Phoenix Edge(R)--SPVL                         $           1.20

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                    PIMCO VIT
                                                                  CommodityReal
                                                                 Return Strategy     PIMCO VIT Real    PIMCO VIT Total
                                                               Portfolio - Advisor Return Portfolio - Return Portfolio -
                                                                      Class          Advisor Class      Advisor Class
                                                               ------------------- ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,742,491     $      947,578    $     1,378,268
                                                               ------------------- ------------------ ------------------
   Total Assets                                                 $      2,742,491     $      947,578    $     1,378,268
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $            -    $             -
                                                               ------------------- ------------------ ------------------
         Total Net Assets                                       $      2,742,491     $      947,578    $     1,378,268
                                                               =================== ================== ==================
                                                               =================== ================== ==================
         Units Outstanding                                             2,350,823            848,060          1,231,702
                                                               =================== ================== ==================
   Investment shares held                                                205,430             75,382            131,389
   Investments at cost                                          $      2,518,409     $      916,901    $     1,328,639

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.18     $         1.13    $          1.13
             Estate Edge(R)                                     $           1.17     $         1.12    $          1.12
             Estate Strategies                                  $              -     $            -    $             -
             Executive Benefit                                  $              -     $            -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.17     $         1.12    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -     $            -    $             -
             Phoenix Express VUL(R)                             $              -     $            -    $             -
             The Phoenix Edge(R)                                $              -     $         1.12    $             -
             The Phoenix Edge(R)--SPVL                          $           1.18     $         1.13    $          1.13

                                                                 Rydex Variable
                                                                 Trust Inverse
                                                                Government Long
                                                               Bond Strategy Fund
                                                               ------------------
Assets:
   Investments at fair value                                    $        250,256
                                                               ------------------
   Total Assets                                                 $        250,256
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $        250,256
                                                               ==================
                                                               ==================
         Units Outstanding                                               277,402
                                                               ==================
   Investment shares held                                                 12,782
   Investments at cost                                          $        310,823

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.93
             Estate Edge(R)                                     $           0.89
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.89
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           0.93

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                               Rydex Variable Sentinel Variable Sentinel Variable
                                                               Rydex Variable   Trust Sector  Products Balanced   Products Bond
                                                               Trust Nova Fund  Rotation Fund       Fund              Fund
                                                               --------------- -------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               --------------- -------------- ----------------- -----------------
   Total Assets                                                $       341,391 $    1,833,103 $         16,862   $      220,190
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             - $            - $              -   $            -
                                                               --------------- -------------- ----------------- -----------------
         Total Net Assets                                      $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               =============== ============== ================= =================
                                                               =============== ============== ================= =================
         Units Outstanding                                             201,101        950,722           16,560          215,542
                                                               =============== ============== ================= =================
   Investment shares held                                               33,935        119,575            1,349           22,041
   Investments at cost                                         $       229,731 $    1,367,775 $         18,368   $      224,218

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          1.76 $         2.00 $              -   $            -
             Estate Edge(R)                                    $             - $         1.93 $              -   $         1.02
             Estate Strategies                                 $             - $            - $              -   $            -
             Executive Benefit                                 $             - $            - $              -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.70 $         1.93 $           1.02   $         1.02
             Phoenix Benefit Choice VUL/SM/                    $             - $            - $              -   $            -
             Phoenix Express VUL(R)                            $             - $            - $              -   $            -
             The Phoenix Edge(R)                               $             - $            - $              -   $            -
             The Phoenix Edge(R)--SPVL                         $             - $         2.00 $              -   $         1.02

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Sentinel Variable Sentinel Variable Sentinel Variable
                                                                Products Common  Products Mid Cap   Products Small
                                                                  Stock Fund        Growth Fund      Company Fund
                                                               ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $        594,527   $       239,079   $       94,813
                                                               ----------------- ----------------- -----------------
   Total Assets                                                $        594,527   $       239,079   $       94,813
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $             -   $            -
                                                               ----------------- ----------------- -----------------
         Total Net Assets                                      $        594,527   $       239,079   $       94,813
                                                               ================= ================= =================
                                                               ================= ================= =================
         Units Outstanding                                              580,398           221,544           94,178
                                                               ================= ================= =================
   Investment shares held                                                41,517            19,249            6,782
   Investments at cost                                         $        608,214   $       237,628   $      104,631

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $              -   $             -   $            -
             Estate Edge(R)                                    $           1.02   $          1.08   $         1.01
             Estate Strategies                                 $              -   $             -   $            -
             Executive Benefit                                 $              -   $             -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.02   $          1.08   $         1.01
             Phoenix Benefit Choice VUL/SM/                    $              -   $             -   $            -
             Phoenix Express VUL(R)                            $              -   $             -   $            -
             The Phoenix Edge(R)                               $              -   $             -   $            -
             The Phoenix Edge(R)--SPVL                         $           1.03   $             -   $         1.01

                                                                   Templeton
                                                               Developing Markets
                                                               Securities Fund -
                                                                    Class 2
                                                               ------------------
Assets:
   Investments at fair value                                    $     10,784,601
                                                               ------------------
   Total Assets                                                 $     10,784,601
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     10,784,601
                                                               ==================
                                                               ==================
         Units Outstanding                                             2,855,385
                                                               ==================
   Investment shares held                                                674,039
   Investments at cost                                          $      8,081,887

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           3.75
             Estate Edge(R)                                     $           3.78
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           3.78
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           3.74
             The Phoenix Edge(R)--SPVL                          $           3.75

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Templeton Foreign Templeton Global   Templeton Growth
                                                               Securities Fund - Asset Allocation   Securities Fund -
                                                                    Class 2       Fund - Class 2         Class 2
                                                               ----------------- ----------------   -----------------
Assets:
   Investments at fair value                                   $     27,400,824  $     1,142,970     $    23,758,552
                                                               ----------------- ----------------   -----------------
   Total Assets                                                $     27,400,824  $     1,142,970     $    23,758,552
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -  $             -     $             -
                                                               ----------------- ----------------   -----------------
         Total Net Assets                                      $     27,400,824  $     1,142,970     $    23,758,552
                                                               ================= ================   =================
                                                               ================= ================   =================
         Units Outstanding                                           14,659,376          542,545          11,355,582
                                                               ================= ================   =================
   Investment shares held                                             1,353,126           78,717           1,538,766
   Investments at cost                                         $     18,303,900  $     1,369,180     $    17,841,966

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.74  $          1.94     $          1.68
             Estate Edge(R)                                    $           1.80  $          2.13     $          2.19
             Estate Strategies                                 $           1.77  $             -     $          1.64
             Executive Benefit                                 $              -  $             -     $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.93  $          2.09     $          2.14
             Phoenix Benefit Choice VUL/SM/                    $              -  $             -     $             -
             Phoenix Express VUL(R)                            $              -  $             -     $             -
             The Phoenix Edge(R)                               $           1.92  $             -     $          1.63
             The Phoenix Edge(R)--SPVL                         $           1.74  $          1.82     $          1.67

                                                                  Van Kampen UIF
                                                                Equity and Income
                                                               Portfolio - Class II
                                                               --------------------
Assets:
   Investments at fair value                                     $       512,784
                                                               --------------------
   Total Assets                                                  $       512,784
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               --------------------
         Total Net Assets                                        $       512,784
                                                               ====================
                                                               ====================
         Units Outstanding                                               463,356
                                                               ====================
   Investment shares held                                                 34,788
   Investments at cost                                           $       507,875

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.12
             Estate Edge(R)                                      $          1.10
             Estate Strategies                                   $             -
             Executive Benefit                                   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.10
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $             -
             The Phoenix Edge(R)--SPVL                           $          1.12

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                          Wanger
                                                                      Wanger        International Small
                                                               International Select         Cap          Wanger Select
                                                               -------------------- ------------------- --------------
Assets:
   Investments at fair value                                     $     19,012,987    $     70,841,041   $   19,781,361
                                                               -------------------- ------------------- --------------
   Total Assets                                                  $     19,012,987    $     70,841,041   $   19,781,361
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -    $              -   $            -
                                                               -------------------- ------------------- --------------
         Total Net Assets                                        $     19,012,987    $     70,841,041   $   19,781,361
                                                               ==================== =================== ==============
                                                               ==================== =================== ==============
         Units Outstanding                                              5,831,250          16,383,140        6,890,908
                                                               ==================== =================== ==============
   Investment shares held                                                 677,341           1,608,561          704,465
   Investments at cost                                           $     11,653,210    $     36,806,775   $   13,181,296

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           2.11    $           2.44   $         2.27
             Estate Edge(R)                                      $           3.15    $           4.49   $         2.56
             Estate Strategies                                   $           2.42    $           2.70   $         2.21
             Executive Benefit                                   $           2.48    $           2.77   $         2.36
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           3.69    $           4.49   $         3.23
             Phoenix Benefit Choice VUL/SM/                      $              -    $              -   $            -
             Phoenix Express VUL(R)                              $              -    $              -   $            -
             The Phoenix Edge(R)                                 $           1.62    $           4.64   $         2.19
             The Phoenix Edge(R)--SPVL                           $           2.18    $           2.52   $         2.27

                                                                  Wanger U.S.
                                                               Smaller Companies
                                                               -----------------
Assets:
   Investments at fair value                                   $     77,914,084
                                                               -----------------
   Total Assets                                                $     77,914,084
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     77,914,084
                                                               =================
                                                               =================
         Units Outstanding                                           26,060,748
                                                               =================
   Investment shares held                                             2,148,762
   Investments at cost                                         $     45,392,077

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.11
             Estate Edge(R)                                    $           3.05
             Estate Strategies                                 $           1.77
             Executive Benefit                                 $           1.81
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           3.05
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           3.10
             The Phoenix Edge(R)--SPVL                         $           2.10

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                        AIM V.I. Capital                         AIM V.I. Mid Cap
                                                      Appreciation Fund -  AIM V.I. Core Equity Core Equity Fund -
                                                            Class I           Fund - Class I          Class I
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $              -     $         47,368    $         11,041
Expenses:
   Mortality and expense fees                                     60,808               27,863              37,202
   Administrative fees                                                 -                    -                   -
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                     (60,808)              19,505             (26,161)
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    93,788              126,830              48,428
   Realized gain distributions                                         -                    -              72,022
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                           93,788              126,830             120,450
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               901,956              163,873             346,334
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        934,936     $        310,208    $        440,623
                                                      ==================== ==================== ===================

                                                                           Anchor Series Trust
                                                      Anchor Series Trust      Government &     Anchor Series Trust
                                                      Capital Appreciation     Quality Bond      Growth and Income
                                                      Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $         11,043     $         14,877    $          1,713
Expenses:
   Mortality and expense fees                                      7,950                1,031                 864
   Administrative fees                                             6,147                  818                 589
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                      (3,054)              13,028                 260
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   108,879                1,385               7,249
   Realized gain distributions                                   361,359                    -              34,252
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                          470,238                1,385              41,501
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               299,182                7,916              (9,632)
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        766,366     $         22,329    $         32,129
                                                      ==================== ==================== ===================

                                                        Alger American
                                                       Leveraged AllCap
                                                      Portfolio - Class O
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                    99,429
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (99,429)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,022,577
   Realized gain distributions                                        -
                                                      -------------------
   Realized gain (loss)                                       1,022,577
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            3,135,468
                                                      -------------------
Net increase (decrease) in net assets from operations  $      4,058,616
                                                      ===================


                                                      Anchor Series Trust
                                                      Growth Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $         17,131
Expenses:
   Mortality and expense fees                                     6,767
   Administrative fees                                            4,757
                                                      -------------------
Net investment income (loss)                                      5,607
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   43,348
   Realized gain distributions                                  260,364
                                                      -------------------
   Realized gain (loss)                                         303,712
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (69,458)
                                                      -------------------
Net increase (decrease) in net assets from operations  $        239,861
                                                      ===================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Anchor Series Trust Anchor Series Trust Anchor Series Trust
                                                         Money Market         Multi-Asset      Natural Resources
                                                      Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $         32,432    $         56,959    $         10,907
Expenses:
   Mortality and expense fees                                     2,054               7,899               3,025
   Administrative fees                                            1,432               5,973               1,723
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                     28,946              43,087               6,159
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                        -               2,831              88,788
   Realized gain distributions                                        -             220,790              47,900
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                               -             223,621             136,688
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                                    -             (32,290)            194,725
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $         28,946    $        234,418    $        337,572
                                                      =================== =================== ===================


                                                        DWS Equity 500    Federated Fund for    Federated High
                                                       Index Fund VIP -     U.S. Government    Income Bond Fund
                                                            Class A          Securities II    II - Primary Shares
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $        612,788    $      1,709,015    $        827,317
Expenses:
   Mortality and expense fees                                   203,047             255,123              78,461
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                    409,741           1,453,892             748,856
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   97,443             (89,613)            191,348
   Realized gain distributions                                        -                   -                   -
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                          97,443             (89,613)            191,348
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,311,240             615,765            (642,951)
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $      1,818,424    $      1,980,044    $        297,253
                                                      =================== =================== ===================

                                                      Anchor Series Trust
                                                       Strategic Multi-
                                                       Asset Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                     4,733
   Administrative fees                                            3,360
                                                      -------------------
Net investment income (loss)                                     (8,093)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    4,935
   Realized gain distributions                                  144,909
                                                      -------------------
   Realized gain (loss)                                         149,844
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              123,496
                                                      -------------------
Net increase (decrease) in net assets from operations  $        265,247
                                                      ===================

                                                         Fidelity VIP
                                                         Contrafund(R)
                                                      Portfolio - Service
                                                             Class
                                                      -------------------
Income:
   Dividends                                           $        653,203
Expenses:
   Mortality and expense fees                                   535,982
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    117,221
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  126,266
   Realized gain distributions                               19,503,020
                                                      -------------------
   Realized gain (loss)                                      19,629,286
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (8,193,805)
                                                      -------------------
Net increase (decrease) in net assets from operations  $     11,552,702
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                      Fidelity VIP Growth                         Fidelity VIP
                                                         Opportunities    Fidelity VIP Growth   Investment Grade
                                                      Portfolio - Service Portfolio - Service   Bond Portfolio -
                                                             Class               Class           Service Class
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        112,895     $          4,020
Expenses:
   Mortality and expense fees                                    47,700             134,691                6,508
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (47,700)            (21,796)              (2,488)
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   15,853             341,450                  973
   Realized gain distributions                                        -              17,130                    -
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                          15,853             358,580                  973
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,328,585           3,841,179               43,217
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $      1,296,738    $      4,177,963     $         41,702
                                                      =================== =================== ====================

                                                       Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                      Small Cap Portfolio Debenture Portfolio      and Income
                                                       - Service Shares       - Class VC      Portfolio - Class VC
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        325,161     $        304,289
Expenses:
   Mortality and expense fees                                    16,734              35,127              188,110
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (16,734)            290,034              116,179
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    6,993              17,912              109,627
   Realized gain distributions                                  843,583              17,587            1,677,985
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                         850,576              35,499            1,787,612
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,000,370)            (50,055)          (1,228,971)
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $       (166,528)   $        275,478     $        674,820
                                                      =================== =================== ====================

                                                        Franklin Income
                                                       Securities Fund -
                                                            Class 2
                                                      -------------------
Income:
   Dividends                                           $         48,361
Expenses:
   Mortality and expense fees                                    11,163
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                     37,198
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      137
   Realized gain distributions                                    8,969
                                                      -------------------
   Realized gain (loss)                                           9,106
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (31,990)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         14,314
                                                      ===================

                                                       Lord Abbett Mid-
                                                      Cap Value Portfolio
                                                          - Class VC
                                                      -------------------
Income:
   Dividends                                           $         47,265
Expenses:
   Mortality and expense fees                                    86,008
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (38,743)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   58,970
   Realized gain distributions                                1,389,456
                                                      -------------------
   Realized gain (loss)                                       1,448,426
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,386,890)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         22,793
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                        Mutual Shares    Neuberger Berman    Neuberger Berman
                                                      Securities Fund -    AMT Fasciano        AMT Guardian
                                                           Class 2      Portfolio - S Class Portfolio - S Class
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $        644,190   $              -    $          2,200
Expenses:
   Mortality and expense fees                                  314,964                100               4,584
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                   329,226               (100)             (2,384)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 151,408               (704)                262
   Realized gain distributions                               1,577,183                 66                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                      1,728,591               (638)                262
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (962,667)              (205)             24,424
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $      1,095,150   $           (943)   $         22,302
                                                      ================= =================== ===================

                                                         Oppenheimer     Oppenheimer Main
                                                      Global Securities  Street Small Cap
                                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital
                                                           Shares             Shares           Growth Series
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $          9,373   $            883    $        477,577
Expenses:
   Mortality and expense fees                                    7,945              6,063           1,464,223
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                     1,428             (5,180)           (986,646)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   1,767               (791)           (316,929)
   Realized gain distributions                                  39,198             19,097                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                         40,965             18,306            (316,929)
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (10,841)           (74,812)         18,764,230
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $         31,552   $        (61,686)   $     17,460,655
                                                      ================= =================== ===================

                                                          Oppenheimer
                                                      Capital Appreciation
                                                       Fund/VA - Service
                                                             Shares
                                                      --------------------
Income:
   Dividends                                            $             49
Expenses:
   Mortality and expense fees                                      4,734
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      (4,685)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     8,938
   Realized gain distributions                                         -
                                                      --------------------
   Realized gain (loss)                                            8,938
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                62,316
                                                      --------------------
Net increase (decrease) in net assets from operations   $         66,569
                                                      ====================



                                                       Phoenix Growth and
                                                         Income Series
                                                      --------------------
Income:
   Dividends                                            $        379,832
Expenses:
   Mortality and expense fees                                    289,524
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      90,308
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   346,044
   Realized gain distributions                                   981,301
                                                      --------------------
   Realized gain (loss)                                        1,327,345
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               823,865
                                                      --------------------
Net increase (decrease) in net assets from operations   $      2,241,518
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                Phoenix Multi-
                                                       Phoenix Mid-Cap     Phoenix Money         Sector Fixed
                                                        Growth Series      Market Series        Income Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $             -    $      2,901,018     $      4,679,059
Expenses:
   Mortality and expense fees                                  298,209             449,610              613,561
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                  (298,209)          2,451,408            4,065,498
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 389,084                   -              198,461
   Realized gain distributions                                       -                   -                    -
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                        389,084                   -              198,461
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           6,946,029                   -           (1,527,482)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     7,036,904    $      2,451,408     $      2,736,477
                                                      ================= ==================== ====================


                                                      Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                      Allocation Series International Series  Cap Growth Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $     1,967,333    $      1,675,564     $              -
Expenses:
   Mortality and expense fees                                  580,915             843,418              116,395
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                 1,386,418             832,146             (116,395)
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 110,791           1,063,051               90,131
   Realized gain distributions                               4,067,998           5,548,735            2,955,538
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                      4,178,789           6,611,786            3,045,669
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (1,820,975)          6,902,064             (713,466)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     3,744,232    $     14,345,996     $      2,215,808
                                                      ================= ==================== ====================

                                                        Phoenix Multi-
                                                      Sector Short Term
                                                         Bond Series
                                                      ------------------
Income:
   Dividends                                           $        562,412
Expenses:
   Mortality and expense fees                                    70,514
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    491,898
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   12,118
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          12,118
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (180,995)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        323,021
                                                      ==================

                                                        Phoenix-Duff &
                                                      Phelps Real Estate
                                                      Securities Series
                                                      ------------------
Income:
   Dividends                                           $        513,829
Expenses:
   Mortality and expense fees                                   304,253
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    209,576
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,339,623
   Realized gain distributions                                3,288,524
                                                      ------------------
   Realized gain (loss)                                       4,628,147
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (11,615,746)
                                                      ------------------
Net increase (decrease) in net assets from operations  $     (6,778,023)
                                                      ==================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Phoenix-S&P         Phoenix-S&P        Phoenix-S&P
                                                        Dynamic Asset       Dynamic Asset      Dynamic Asset
                                                      Allocation Series:  Allocation Series: Allocation Series:
                                                      Aggressive Growth        Growth             Moderate
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         27,420   $        112,172    $          8,058
Expenses:
   Mortality and expense fees                                    19,196             37,285               2,476
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                      8,224             74,887               5,582
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   40,025             19,209              (2,877)
   Realized gain distributions                                   22,173             53,751               4,930
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                          62,198             72,960               2,053
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               89,370            325,296               9,657
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        159,792   $        473,143    $         17,292
                                                      ================== =================== ==================

                                                       Phoenix-Sanford     Phoenix-Sanford      Phoenix-Van
                                                      Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                         Value Series     Cap Value Series         Series
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         55,276   $              -    $        617,320
Expenses:
   Mortality and expense fees                                   303,794            177,912             291,264
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                   (248,518)          (177,912)            326,056
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  125,077             53,283              69,242
   Realized gain distributions                                4,693,416          2,949,648           1,907,655
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                       4,818,493          3,002,931           1,976,897
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (3,854,265)        (3,291,253)         (3,209,319)
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        715,710   $       (466,234)   $       (906,366)
                                                      ================== =================== ==================

                                                         Phoenix-S&P
                                                        Dynamic Asset
                                                      Allocation Series:
                                                       Moderate Growth
                                                      ------------------
Income:
   Dividends                                           $         54,252
Expenses:
   Mortality and expense fees                                    17,636
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     36,616
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    3,066
   Realized gain distributions                                   38,168
                                                      ------------------
   Realized gain (loss)                                          41,234
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               44,603
                                                      ------------------
Net increase (decrease) in net assets from operations  $        122,453
                                                      ==================

                                                         Phoenix-Van
                                                      Kampen Equity 500
                                                         Index Series
                                                      ------------------
Income:
   Dividends                                           $        702,107
Expenses:
   Mortality and expense fees                                   418,162
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    283,945
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  517,594
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                         517,594
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,407,763
                                                      ------------------
Net increase (decrease) in net assets from operations  $      2,209,302
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                           PIMCO VIT
                                                         CommodityReal
                                                        Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                      Portfolio - Advisor  Return Portfolio - Return Portfolio -
                                                             Class           Advisor Class      Advisor Class
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $         69,804    $         14,498    $         50,762
Expenses:
   Mortality and expense fees                                     8,818               2,258               7,845
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                     60,986              12,240              42,917
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    2,103              (6,253)              3,235
   Realized gain distributions                                        -               1,925                   -
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                           2,103              (4,328)              3,235
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              245,920              37,424              49,462
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $        309,009    $         45,336    $         95,614
                                                      =================== =================== ==================

                                                                            Rydex Variable    Sentinel Variable
                                                        Rydex Variable       Trust Sector     Products Balanced
                                                        Trust Nova Fund      Rotation Fund           Fund
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $          4,833    $              -    $            385
Expenses:
   Mortality and expense fees                                     3,141              13,598                  17
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                      1,692             (13,598)                368
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   59,669              15,471                  (1)
   Realized gain distributions                                        -             135,628                 953
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                          59,669             151,099                 952
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (55,459)            200,126              (1,507)
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $          5,902    $        337,627    $           (187)
                                                      =================== =================== ==================

                                                        Rydex Variable
                                                        Trust Inverse
                                                       Government Long
                                                      Bond Strategy Fund
                                                      ------------------
Income:
   Dividends                                           $         12,269
Expenses:
   Mortality and expense fees                                     1,590
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     10,679
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (3,792)
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          (3,792)
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (19,571)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        (12,684)
                                                      ==================

                                                      Sentinel Variable
                                                        Products Bond
                                                             Fund
                                                      ------------------
Income:
   Dividends                                           $          8,346
Expenses:
   Mortality and expense fees                                       308
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                      8,038
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       81
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                              81
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (4,028)
                                                      ------------------
Net increase (decrease) in net assets from operations  $          4,091
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Sentinel Variable Sentinel Variable   Sentinel Variable
                                                       Products Common   Products Mid Cap   Products Small
                                                         Stock Fund        Growth Fund       Company Fund
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $          6,266  $              -   $            547
Expenses:
   Mortality and expense fees                                      616               227                 98
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                     5,650              (227)               449
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (7)              132                  4
   Realized gain distributions                                  10,604                 -              8,791
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                         10,597               132              8,795
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (13,687)            1,451             (9,817)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $          2,560  $          1,356   $           (573)
                                                      ================= ================= ===================

                                                      Templeton Foreign Templeton Global   Templeton Growth
                                                      Securities Fund - Asset Allocation   Securities Fund -
                                                           Class 2       Fund - Class 2         Class 2
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $        520,925  $        201,647   $        321,335
Expenses:
   Mortality and expense fees                                  197,331             9,114            179,101
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                   323,594           192,533            142,234
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 321,696             3,159             (6,875)
   Realized gain distributions                               1,188,166           264,413          1,025,283
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                      1,509,862           267,572          1,018,408
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           1,760,369          (360,171)          (773,143)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $      3,593,825  $         99,934   $        387,499
                                                      ================= ================= ===================

                                                           Templeton
                                                       Developing Markets
                                                       Securities Fund -
                                                            Class 2
                                                      --------------------
Income:
   Dividends                                            $        172,542
Expenses:
   Mortality and expense fees                                     62,962
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                     109,580
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (177,638)
   Realized gain distributions                                   592,876
                                                      --------------------
   Realized gain (loss)                                          415,238
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,118,369
                                                      --------------------
Net increase (decrease) in net assets from operations   $      1,643,187
                                                      ====================

                                                         Van Kampen UIF
                                                       Equity and Income
                                                      Portfolio - Class II
                                                      --------------------
Income:
   Dividends                                            $          7,414
Expenses:
   Mortality and expense fees                                      2,249
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                       5,165
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       262
   Realized gain distributions                                    10,439
                                                      --------------------
   Realized gain (loss)                                           10,701
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (7,725)
                                                      --------------------
Net increase (decrease) in net assets from operations   $          8,141
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                 Wanger
                                                             Wanger        International Small                     Wanger U.S.
                                                      International Select         Cap           Wanger Select  Smaller Companies
                                                      -------------------- ------------------- ---------------  -----------------
Income:
   Dividends                                            $        114,670    $        631,874   $             -  $              -
Expenses:
   Mortality and expense fees                                    124,053             553,172           135,539           645,032
   Administrative fees                                                 -                   -                 -                 -
                                                      -------------------- ------------------- ---------------  -----------------
Net investment income (loss)                                      (9,383)             78,702          (135,539)         (645,032)
                                                      -------------------- ------------------- ---------------  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    22,420           1,461,810            36,287         3,722,392
   Realized gain distributions                                 1,841,619           5,689,782           349,629         4,476,132
                                                      -------------------- ------------------- ---------------  -----------------
   Realized gain (loss)                                        1,864,039           7,151,592           385,916         8,198,524
                                                      -------------------- ------------------- ---------------  -----------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,305,447           3,073,963         1,058,319        (3,531,997)
                                                      -------------------- ------------------- ---------------  -----------------
Net increase (decrease) in net assets from operations   $      3,160,103    $     10,304,257   $     1,308,696  $      4,021,495
                                                      ==================== =================== ===============  =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006


                                                            AIM V.I. Capital Appreciation Fund - Class I
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (60,808)    $          (48,148)
      Realized gains (losses)                                           93,788                 (1,464)
      Unrealized appreciation (depreciation) during
       the year                                                        901,956                455,631
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                  934,936                406,019
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,197,244              1,319,782
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (154,522)                51,086
      Transfers for contract benefits and terminations                (490,289)              (421,632)
      Contract maintenance charges                                    (560,250)              (483,070)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (7,817)               466,166
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       927,119                872,185
Net assets at beginning of period                                    8,134,247              7,262,062
                                                            ------------------     ------------------
Net assets at end of period                                 $        9,061,366     $        8,134,247
                                                            ==================     ==================

                                                              AIM V.I. Core Equity Fund - Class I
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           19,505  $            7,567
      Realized gains (losses)                                          126,830              26,293
      Unrealized appreciation (depreciation) during
       the year                                                        163,873             363,632
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  310,208             397,492
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           532,303             802,399
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (354,900)          4,541,891
      Transfers for contract benefits and terminations                (875,173)           (960,964)
      Contract maintenance charges                                    (285,820)           (157,444)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (983,590)          4,225,882
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (673,382)          4,623,374
Net assets at beginning of period                                    4,623,374                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,949,992  $        4,623,374
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)



                                                            AIM V.I. Mid Cap Core Equity Fund - Class I
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (26,161)   $           12,748
      Realized gains (losses)                                          120,450               544,453
      Unrealized appreciation (depreciation) during
       the year                                                        346,334               (43,030)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  440,623               514,171
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           417,538               527,263
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (281,572)             (329,920)
      Transfers for contract benefits and terminations                (632,399)             (388,835)
      Contract maintenance charges                                    (247,826)             (239,644)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (744,259)             (431,136)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                      (303,636)               83,035
Net assets at beginning of period                                    5,219,426             5,136,391
                                                            ------------------    ------------------
Net assets at end of period                                 $        4,915,790    $        5,219,426
                                                            ==================    ==================

                                                            Alger American Leveraged AllCap Portfolio -
                                                                            Class O
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (99,429)   $          (89,266)
      Realized gains (losses)                                        1,022,577               501,029
      Unrealized appreciation (depreciation) during
       the year                                                      3,135,468             1,810,351
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                4,058,616             2,222,114
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           983,526             1,769,322
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (1,484,922)             (784,319)
      Transfers for contract benefits and terminations                (982,618)           (2,007,276)
      Contract maintenance charges                                    (720,858)             (682,199)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,204,872)           (1,704,472)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,853,744               517,642
Net assets at beginning of period                                   13,373,497            12,855,855
                                                            ------------------    ------------------
Net assets at end of period                                 $       15,227,241    $       13,373,497
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Anchor Series Trust Capital Appreciation
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (3,054)  $           (9,147)
      Realized gains (losses)                                          470,238               59,241
      Unrealized appreciation (depreciation) during
       the year                                                        299,182              246,631
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  766,366              296,725
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            51,754                1,699
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (390,193)             (55,467)
      Transfers for contract benefits and terminations                (317,164)            (270,788)
      Contract maintenance charges                                     (25,717)             (24,917)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (681,320)            (349,473)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        85,046              (52,748)
Net assets at beginning of period                                    2,934,870            2,987,618
                                                            ------------------   ------------------
Net assets at end of period                                 $        3,019,916   $        2,934,870
                                                            ==================   ==================

                                                            Anchor Series Trust Government & Quality
                                                                   Bond Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           13,028   $           13,526
      Realized gains (losses)                                            1,385                  196
      Unrealized appreciation (depreciation) during
       the year                                                          7,916               (1,977)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,329               11,745
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                               468                  429
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -                1,335
      Transfers for contract benefits and terminations                 (41,753)                (900)
      Contract maintenance charges                                      (8,960)              (8,726)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (50,245)              (7,862)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       (27,916)               3,883
Net assets at beginning of period                                      425,907              422,024
                                                            ------------------   ------------------
Net assets at end of period                                 $          397,991   $          425,907
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Anchor Series Trust Growth and Income
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              260  $              267
      Realized gains (losses)                                           41,501              30,589
      Unrealized appreciation (depreciation) during
       the year                                                         (9,632)             (1,210)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   32,129              29,646
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                               467                 428
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (3,036)              7,256
      Transfers for contract benefits and terminations                 (32,694)               (155)
      Contract maintenance charges                                      (3,937)             (3,883)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,200)              3,646
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        (7,071)             33,292
Net assets at beginning of period                                      308,767             275,475
                                                            ------------------  ------------------
Net assets at end of period                                 $          301,696  $          308,767
                                                            ==================  ==================

                                                            Anchor Series Trust Growth Portfolio - Class 1
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,607      $            3,709
      Realized gains (losses)                                          303,712                 237,565
      Unrealized appreciation (depreciation) during
       the year                                                        (69,458)                 46,260
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations                  239,861                 287,534
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                            52,494                     694
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (32,156)                (54,835)
      Transfers for contract benefits and terminations                (355,963)               (196,761)
      Contract maintenance charges                                     (20,465)                (23,676)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (356,090)               (274,578)
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                      (116,229)                 12,956
Net assets at beginning of period                                    2,437,557               2,424,601
                                                            ------------------      ------------------
Net assets at end of period                                 $        2,321,328      $        2,437,557
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Anchor Series Trust Money Market Portfolio -
                                                                            Class 1
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           28,946     $           20,150
      Realized gains (losses)                                                -                      -
      Unrealized appreciation (depreciation) during
       the year                                                              -                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   28,946                 20,150
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                             1,175                 20,773
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    443,470                160,247
      Transfers for contract benefits and terminations                (404,100)                     -
      Contract maintenance charges                                     (17,958)               (15,299)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                22,587                165,721
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                        51,533                185,871
Net assets at beginning of period                                      713,297                527,426
                                                            ------------------     ------------------
Net assets at end of period                                 $          764,830     $          713,297
                                                            ==================     ==================

                                                            Anchor Series Trust Multi-Asset Portfolio -
                                                                            Class 1
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           43,087    $           35,096
      Realized gains (losses)                                          223,621               212,459
      Unrealized appreciation (depreciation) during
       the year                                                        (32,290)              (44,891)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  234,418               202,664
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             1,116                11,217
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (5,669)                    -
      Transfers for contract benefits and terminations                (147,951)              (91,072)
      Contract maintenance charges                                     (20,812)              (20,610)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (173,316)             (100,465)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                        61,102               102,199
Net assets at beginning of period                                    2,966,419             2,864,220
                                                            ------------------    ------------------
Net assets at end of period                                 $        3,027,521    $        2,966,419
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Anchor Series Trust Natural Resources
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            6,159  $            2,115
      Realized gains (losses)                                          136,688              48,816
      Unrealized appreciation (depreciation) during
       the year                                                        194,725             134,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  337,572             185,823
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             2,117               2,372
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -             (56,956)
      Transfers for contract benefits and terminations                (136,093)             (9,255)
      Contract maintenance charges                                      (5,957)             (5,556)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (139,933)            (69,395)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       197,639             116,428
Net assets at beginning of period                                      912,560             796,132
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,110,199  $          912,560
                                                            ==================  ==================

                                                            Anchor Series Trust Strategic Multi-Asset
                                                                      Portfolio - Class 1
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (8,093)  $           17,628
      Realized gains (losses)                                          149,844                8,709
      Unrealized appreciation (depreciation) during
       the year                                                        123,496              145,971
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  265,247              172,308
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             4,870                8,536
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -               (1,650)
      Transfers for contract benefits and terminations                 (72,091)            (127,735)
      Contract maintenance charges                                     (17,680)             (18,701)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (84,901)            (139,550)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       180,346               32,758
Net assets at beginning of period                                    1,676,496            1,643,738
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,856,842   $        1,676,496
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            DWS Equity 500 Index Fund VIP - Class A
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          409,741  $          187,734
      Realized gains (losses)                                           97,443              75,481
      Unrealized appreciation (depreciation) during
       the year                                                      1,311,240           4,128,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,818,424           4,391,234
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,906,063           6,386,515
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    234,257           1,359,987
      Transfers for contract benefits and terminations              (1,194,620)         (1,633,638)
      Contract maintenance charges                                  (1,385,137)         (1,189,211)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             3,560,563           4,923,653
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     5,378,987           9,314,887
Net assets at beginning of period                                   38,443,495          29,128,608
                                                            ------------------  ------------------
Net assets at end of period                                 $       43,822,482  $       38,443,495
                                                            ==================  ==================

                                                              Federated Fund for U.S. Government
                                                                         Securities II
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,453,892  $        1,128,238
      Realized gains (losses)                                          (89,613)             44,660
      Unrealized appreciation (depreciation) during
       the year                                                        615,765               4,034
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,980,044           1,176,932
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,193,955           5,359,380
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    517,149          (1,929,140)
      Transfers for contract benefits and terminations              (2,461,534)         (2,719,558)
      Contract maintenance charges                                  (2,120,273)         (1,911,368)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               129,297          (1,200,686)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,109,341             (23,754)
Net assets at beginning of period                                   35,432,221          35,455,975
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,541,562  $       35,432,221
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Federated High Income Bond Fund II -
                                                                        Primary Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          748,856  $          795,201
      Realized gains (losses)                                          191,348              88,675
      Unrealized appreciation (depreciation) during
       the year                                                       (642,951)            292,392
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  297,253           1,176,268
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           793,579             959,171
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,029,129)          1,159,153
      Transfers for contract benefits and terminations              (1,734,898)           (852,183)
      Contract maintenance charges                                    (565,339)           (607,887)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,535,787)            658,254
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (5,238,534)          1,834,522
Net assets at beginning of period                                   14,777,742          12,943,220
                                                            ------------------  ------------------
Net assets at end of period                                 $        9,539,208  $       14,777,742
                                                            ==================  ==================

                                                            Fidelity VIP Contrafund(R) Portfolio - Service
                                                                             Class
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          117,221      $          283,170
      Realized gains (losses)                                       19,629,286               6,304,501
      Unrealized appreciation (depreciation) during
       the year                                                     (8,193,805)               (375,622)
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations               11,552,702               6,212,049
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                         5,226,377               5,389,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,294,850               7,331,448
      Transfers for contract benefits and terminations              (4,600,826)             (3,006,727)
      Contract maintenance charges                                  (3,023,338)             (2,618,927)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,897,063               7,095,713
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                    13,449,765              13,307,762
Net assets at beginning of period                                   67,672,381              54,364,619
                                                            ------------------      ------------------
Net assets at end of period                                 $       81,122,146      $       67,672,381
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Growth Opportunities Portfolio -
                                                                         Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (47,700)    $           (5,930)
      Realized gains (losses)                                           15,853                  6,434
      Unrealized appreciation (depreciation) during
       the year                                                      1,328,585                242,505
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                1,296,738                243,009
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,222,186                912,264
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,694,514                823,464
      Transfers for contract benefits and terminations                (380,342)              (273,065)
      Contract maintenance charges                                    (486,902)              (304,252)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,049,456              1,158,411
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,346,194              1,401,420
Net assets at beginning of period                                    5,031,976              3,630,556
                                                            ------------------     ------------------
Net assets at end of period                                 $        8,378,170     $        5,031,976
                                                            ==================     ==================

                                                            Fidelity VIP Growth Portfolio - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (21,796)    $          (72,914)
      Realized gains (losses)                                          358,580                138,606
      Unrealized appreciation (depreciation) during
       the year                                                      3,841,179                907,750
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                4,177,963                973,442
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,807,382              1,885,293
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    290,517               (869,510)
      Transfers for contract benefits and terminations              (1,876,490)              (920,126)
      Contract maintenance charges                                    (986,453)              (945,342)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (765,044)              (849,685)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,412,919                123,757
Net assets at beginning of period                                   17,010,205             16,886,448
                                                            ------------------     ------------------
Net assets at end of period                                 $       20,423,124     $       17,010,205
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Investment Grade Bond Portfolio
                                                                       - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,488)    $                -
      Realized gains (losses)                                              973                      -
      Unrealized appreciation (depreciation) during
       the year                                                         43,217                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   41,702                      -
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,354,104                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,287                      -
      Transfers for contract benefits and terminations                 (28,794)                     -
      Contract maintenance charges                                     (51,923)                     -
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,222,674                      -
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     2,264,376                      -
Net assets at beginning of period                                            -                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $        2,264,376     $                -
                                                            ==================     ==================

                                                            Franklin Income Securities Fund - Class 2
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           37,198   $             (236)
      Realized gains (losses)                                            9,106                1,019
      Unrealized appreciation (depreciation) during
       the year                                                        (31,990)              46,039
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   14,314               46,822
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           327,737               55,355
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,230,971              809,470
      Transfers for contract benefits and terminations                (170,554)             (49,545)
      Contract maintenance charges                                    (119,762)             (28,813)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,268,392              786,467
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,282,706              833,289
Net assets at beginning of period                                      833,289                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        2,115,995   $          833,289
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lazard Retirement Small Cap Portfolio -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (16,734) $          (15,646)
      Realized gains (losses)                                          850,576             186,397
      Unrealized appreciation (depreciation) during
       the year                                                     (1,000,370)            127,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (166,528)            298,643
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           230,903             286,693
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (155,885)            (18,214)
      Transfers for contract benefits and terminations                 (72,812)           (212,360)
      Contract maintenance charges                                     (91,103)           (143,963)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (88,897)            (87,844)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (255,425)            210,799
Net assets at beginning of period                                    2,222,938           2,012,139
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,967,513  $        2,222,938
                                                            ==================  ==================

                                                            Lord Abbett Bond-Debenture Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          290,034  $          247,784
      Realized gains (losses)                                           35,499              12,220
      Unrealized appreciation (depreciation) during
       the year                                                        (50,055)            119,206
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  275,478             379,210
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           547,076             582,540
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    487,184             225,299
      Transfers for contract benefits and terminations                (495,169)           (324,073)
      Contract maintenance charges                                    (308,048)           (278,502)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               231,043             205,264
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       506,521             584,474
Net assets at beginning of period                                    4,805,782           4,221,308
                                                            ------------------  ------------------
Net assets at end of period                                 $        5,312,303  $        4,805,782
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lord Abbett Growth and Income Portfolio -
                                                                           Class VC
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          116,179   $          137,836
      Realized gains (losses)                                        1,787,612              842,549
      Unrealized appreciation (depreciation) during
       the year                                                     (1,228,971)           2,457,372
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  674,820            3,437,757
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         2,663,887            2,456,856
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    639,219            1,636,281
      Transfers for contract benefits and terminations              (3,160,475)          (1,264,849)
      Contract maintenance charges                                  (1,497,171)          (1,109,672)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,354,540)           1,718,616
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                      (679,720)           5,156,373
Net assets at beginning of period                                   25,175,203           20,018,830
                                                            ------------------   ------------------
Net assets at end of period                                 $       24,495,483   $       25,175,203
                                                            ==================   ==================

                                                             Lord Abbett Mid-Cap Value Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (38,743) $          (22,092)
      Realized gains (losses)                                        1,448,426             853,849
      Unrealized appreciation (depreciation) during
       the year                                                     (1,386,890)            301,016
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   22,793           1,132,773
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           963,267           1,002,645
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (386,079)            491,898
      Transfers for contract benefits and terminations                (783,733)           (744,884)
      Contract maintenance charges                                    (494,759)           (555,543)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (701,304)            194,116
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (678,511)          1,326,889
Net assets at beginning of period                                   11,048,633           9,721,744
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,370,122  $       11,048,633
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Mutual Shares Securities Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          329,226  $          221,847
      Realized gains (losses)                                        1,728,591           1,245,654
      Unrealized appreciation (depreciation) during
       the year                                                       (962,667)          4,565,742
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,095,150           6,033,243
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,066,925           2,875,837
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,217,834           4,176,259
      Transfers for contract benefits and terminations              (3,185,801)         (1,344,758)
      Contract maintenance charges                                  (1,717,837)         (1,454,008)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,381,121           4,253,330
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,476,271          10,286,573
Net assets at beginning of period                                   42,791,159          32,504,586
                                                            ------------------  ------------------
Net assets at end of period                                 $       45,267,430  $       42,791,159
                                                            ==================  ==================

                                                                 Neuberger Berman AMT Fasciano
                                                                      Portfolio - S Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (100) $              (16)
      Realized gains (losses)                                             (638)                123
      Unrealized appreciation (depreciation) during
       the year                                                           (205)                144
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                     (943)                251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             4,218                 588
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      1,740               6,044
      Transfers for contract benefits and terminations                       -              (1,395)
      Contract maintenance charges                                        (911)               (328)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 5,047               4,909
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                         4,104               5,160
Net assets at beginning of period                                        5,160                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $            9,264  $            5,160
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Neuberger Berman AMT Guardian Portfolio -
                                                                            S Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,384)  $              304
      Realized gains (losses)                                              262                    4
      Unrealized appreciation (depreciation) during
       the year                                                         24,424                7,852
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,302                8,160
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           226,971                5,982
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    821,344               96,049
      Transfers for contract benefits and terminations                 (18,314)              (1,335)
      Contract maintenance charges                                     (48,932)              (1,483)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               981,069               99,213
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,003,371              107,373
Net assets at beginning of period                                      107,373                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,110,744   $          107,373
                                                            ==================   ==================

                                                            Oppenheimer Capital Appreciation Fund/VA -
                                                                        Service Shares
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (4,685)   $           (1,204)
      Realized gains (losses)                                            8,938                    88
      Unrealized appreciation (depreciation) during
       the year                                                         62,316                40,955
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   66,569                39,839
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                            73,087                57,983
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    312,253               358,132
      Transfers for contract benefits and terminations                 (94,871)                 (115)
      Contract maintenance charges                                     (25,137)               (5,050)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               265,332               410,950
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       331,901               450,789
Net assets at beginning of period                                      450,789                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          782,690    $          450,789
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer Global Securities Fund/VA -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,428  $             (959)
      Realized gains (losses)                                           40,965                 499
      Unrealized appreciation (depreciation) during
       the year                                                        (10,841)             35,936
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   31,552              35,476
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           216,077              31,795
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    842,849             412,560
      Transfers for contract benefits and terminations                 (71,446)             (6,984)
      Contract maintenance charges                                     (74,062)             (7,848)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               913,418             429,523
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       944,970             464,999
Net assets at beginning of period                                      464,999                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,409,969  $          464,999
                                                            ==================  ==================

                                                            Oppenheimer Main Street Small Cap Fund/VA
                                                                       - Service Shares
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (5,180)  $             (545)
      Realized gains (losses)                                           18,306                   25
      Unrealized appreciation (depreciation) during
       the year                                                        (74,812)              14,882
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  (61,686)              14,362
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           232,369               19,949
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    800,700              249,777
      Transfers for contract benefits and terminations                 (27,290)                (594)
      Contract maintenance charges                                     (51,592)              (4,051)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               954,187              265,081
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       892,501              279,443
Net assets at beginning of period                                      279,443                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,171,944   $          279,443
                                                            ==================   ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Capital Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (986,646) $       (1,027,048)
      Realized gains (losses)                                         (316,929)         (5,630,460)
      Unrealized appreciation (depreciation) during
       the year                                                     18,764,230          10,077,759
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               17,460,655           3,420,251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        19,744,275          21,686,676
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                (14,451,142)          5,743,369
      Transfers for contract benefits and terminations             (17,117,917)        (17,357,094)
      Contract maintenance charges                                 (13,172,000)        (13,710,777)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (24,996,784)         (3,637,826)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,536,129)           (217,575)
Net assets at beginning of period                                  186,428,207         186,645,782
                                                            ------------------  ------------------
Net assets at end of period                                 $      178,892,078  $      186,428,207
                                                            ==================  ==================

                                                               Phoenix Growth and Income Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           90,308  $          137,300
      Realized gains (losses)                                        1,327,345             188,298
      Unrealized appreciation (depreciation) during
       the year                                                        823,865           4,979,906
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,241,518           5,305,504
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,005,691           3,777,431
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (840,526)          1,640,809
      Transfers for contract benefits and terminations              (2,993,962)         (2,116,669)
      Contract maintenance charges                                  (2,277,812)         (2,039,828)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,106,609)          1,261,743
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       134,909           6,567,247
Net assets at beginning of period                                   38,733,910          32,166,663
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,868,819  $       38,733,910
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Mid-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (298,209) $         (170,396)
      Realized gains (losses)                                          389,084            (402,923)
      Unrealized appreciation (depreciation) during
       the year                                                      6,946,029             982,815
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                7,036,904             409,496
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,715,018           2,716,144
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,979,234)         19,218,689
      Transfers for contract benefits and terminations              (3,088,263)         (1,801,609)
      Contract maintenance charges                                  (2,398,390)         (1,325,429)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,750,869)         18,807,795
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,286,035          19,217,291
Net assets at beginning of period                                   37,703,727          18,486,436
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,989,762  $       37,703,727
                                                            ==================  ==================

                                                                  Phoenix Money Market Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        2,451,408  $        2,195,791
      Realized gains (losses)                                                -                   -
      Unrealized appreciation (depreciation) during
       the year                                                              -                   -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,451,408           2,195,791
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        15,076,669          16,419,465
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  6,106,922           5,873,224
      Transfers for contract benefits and terminations             (17,643,345)        (16,775,408)
      Contract maintenance charges                                  (6,024,810)         (6,209,205)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,484,564)           (691,924)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (33,156)          1,503,867
Net assets at beginning of period                                   60,133,477          58,629,610
                                                            ------------------  ------------------
Net assets at end of period                                 $       60,100,321  $       60,133,477
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix Multi-Sector Fixed Income Series
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        4,065,498   $        4,324,122
      Realized gains (losses)                                          198,461               50,571
      Unrealized appreciation (depreciation) during
       the year                                                     (1,527,482)             969,384
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                2,736,477            5,344,077
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         5,511,453            5,737,457
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    299,988            9,077,906
      Transfers for contract benefits and terminations              (9,639,757)          (3,957,426)
      Contract maintenance charges                                  (3,891,100)          (3,876,158)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,719,416)           6,981,779
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (4,982,939)          12,325,856
Net assets at beginning of period                                   93,566,219           81,240,363
                                                            ------------------   ------------------
Net assets at end of period                                 $       88,583,280   $       93,566,219
                                                            ==================   ==================

                                                            Phoenix Multi-Sector Short Term Bond Series
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          491,898    $          391,534
      Realized gains (losses)                                           12,118                 8,924
      Unrealized appreciation (depreciation) during
       the year                                                       (180,995)               82,367
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  323,021               482,825
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,764,116               818,898
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (500,600)              137,036
      Transfers for contract benefits and terminations                (340,089)             (519,405)
      Contract maintenance charges                                    (329,143)             (359,661)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               594,284                76,868
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       917,305               559,693
Net assets at beginning of period                                   10,020,634             9,460,941
                                                            ------------------    ------------------
Net assets at end of period                                 $       10,937,939    $       10,020,634
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix Strategic Allocation Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,386,418  $        1,356,807
      Realized gains (losses)                                        4,178,789           9,421,815
      Unrealized appreciation (depreciation) during
       the year                                                     (1,820,975)         (2,430,779)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,744,232           8,347,843
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,167,216           6,755,534
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,132,285)         (4,322,479)
      Transfers for contract benefits and terminations              (4,840,130)         (7,450,275)
      Contract maintenance charges                                  (4,253,123)         (4,481,583)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,058,322)         (9,498,803)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (2,314,090)         (1,150,960)
Net assets at beginning of period                                   75,168,623          76,319,583
                                                            ------------------  ------------------
Net assets at end of period                                 $       72,854,533  $       75,168,623
                                                            ==================  ==================

                                                             Phoenix-Aberdeen International Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          832,146  $        1,208,176
      Realized gains (losses)                                        6,611,786             684,999
      Unrealized appreciation (depreciation) during
       the year                                                      6,902,064          18,100,026
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               14,345,996          19,993,201
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         8,124,702           6,181,809
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (31,878)         15,588,370
      Transfers for contract benefits and terminations             (10,087,062)         (7,028,001)
      Contract maintenance charges                                  (5,496,937)         (4,407,684)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,491,175)         10,334,494
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,854,821          30,327,695
Net assets at beginning of period                                  105,043,552          74,715,857
                                                            ------------------  ------------------
Net assets at end of period                                 $      111,898,373  $      105,043,552
                                                            ==================  ==================



                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Phoenix-Alger Small-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (116,395) $          (45,140)
      Realized gains (losses)                                        3,045,669              34,990
      Unrealized appreciation (depreciation) during
       the year                                                       (713,466)          1,015,007
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,215,808           1,004,857
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,427,172             910,018
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (989,749)         10,935,619
      Transfers for contract benefits and terminations              (1,113,655)           (812,365)
      Contract maintenance charges                                    (768,105)           (350,522)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,444,337)         10,682,750
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       771,471          11,687,607
Net assets at beginning of period                                   15,016,222           3,328,615
                                                            ------------------  ------------------
Net assets at end of period                                 $       15,787,693  $       15,016,222
                                                            ==================  ==================

                                                            Phoenix-Duff & Phelps Real Estate Securities
                                                                            Series
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          209,576     $          236,190
      Realized gains (losses)                                        4,628,147              3,913,064
      Unrealized appreciation (depreciation) during
       the year                                                    (11,615,746)             8,418,256
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations               (6,778,023)            12,567,510
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         3,370,140              3,324,341
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,369,425)               732,150
      Transfers for contract benefits and terminations              (3,648,125)            (4,181,326)
      Contract maintenance charges                                  (1,873,022)            (1,978,486)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,520,432)            (2,103,321)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                   (13,298,455)            10,464,189
Net assets at beginning of period                                   46,223,746             35,759,557
                                                            ------------------     ------------------
Net assets at end of period                                 $       32,925,291     $       46,223,746
                                                            ==================     ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                   Series: Aggressive Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,224  $            7,362
      Realized gains (losses)                                           62,198                 738
      Unrealized appreciation (depreciation) during
       the year                                                         89,370              96,353
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  159,792             104,453
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           514,412             144,614
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    996,604             956,554
      Transfers for contract benefits and terminations                 (76,754)             (1,015)
      Contract maintenance charges                                    (147,582)            (38,743)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,286,680           1,061,410
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,446,472           1,165,863
Net assets at beginning of period                                    1,165,863                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,612,335  $        1,165,863
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                        Series: Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           74,887  $           36,947
      Realized gains (losses)                                           72,960               2,108
      Unrealized appreciation (depreciation) during
       the year                                                        325,296             221,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  473,143             260,074
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           802,752             379,561
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,962,707           3,303,756
      Transfers for contract benefits and terminations                (172,385)            (51,910)
      Contract maintenance charges                                    (429,456)            (97,532)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,163,618           3,533,875
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,636,761           3,793,949
Net assets at beginning of period                                    3,793,949                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        8,430,710  $        3,793,949
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                       Series: Moderate
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,582  $            4,941
      Realized gains (losses)                                            2,053                  51
      Unrealized appreciation (depreciation) during
       the year                                                          9,657              (1,657)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   17,292               3,335
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            42,290              29,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     71,109             334,100
      Transfers for contract benefits and terminations                 (79,713)                  -
      Contract maintenance charges                                     (39,444)             (8,072)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (5,758)            355,947
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        11,534             359,282
Net assets at beginning of period                                      359,282                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          370,816  $          359,282
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                    Series: Moderate Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           36,616  $            9,275
      Realized gains (losses)                                           41,234               2,026
      Unrealized appreciation (depreciation) during
       the year                                                         44,603              46,692
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  122,453              57,993
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           357,703             169,923
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,133,161             840,736
      Transfers for contract benefits and terminations                 (63,856)            (85,425)
      Contract maintenance charges                                    (157,628)            (20,820)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,269,380             904,414
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,391,833             962,407
Net assets at beginning of period                                      962,407                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,354,240  $          962,407
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix-Sanford Bernstein Mid-Cap Value
                                                                            Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (248,518) $         (115,803)
      Realized gains (losses)                                        4,818,493           4,776,155
      Unrealized appreciation (depreciation) during
       the year                                                     (3,854,265)            182,043
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  715,710           4,842,395
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         2,996,012           3,178,393
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    119,433             744,259
      Transfers for contract benefits and terminations              (3,032,259)         (2,694,438)
      Contract maintenance charges                                  (1,966,512)         (1,822,481)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,883,326)           (594,267)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (1,167,616)          4,248,128
Net assets at beginning of period                                   38,669,699          34,421,571
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,502,083  $       38,669,699
                                                            ==================  ==================

                                                            Phoenix-Sanford Bernstein Small-Cap Value
                                                                            Series
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (177,912)  $         (116,134)
      Realized gains (losses)                                        3,002,931            3,533,048
      Unrealized appreciation (depreciation) during
       the year                                                     (3,291,253)             (68,174)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                 (466,234)           3,348,740
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         1,795,151            2,108,607
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    116,114               33,652
      Transfers for contract benefits and terminations              (3,269,705)          (1,448,103)
      Contract maintenance charges                                  (1,188,402)          (1,087,285)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,546,842)            (393,129)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (3,013,076)           2,955,611
Net assets at beginning of period                                   24,109,139           21,153,528
                                                            ------------------   ------------------
Net assets at end of period                                 $       21,096,063   $       24,109,139
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix-Van Kampen Comstock Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          326,056  $          387,142
      Realized gains (losses)                                        1,976,897           7,280,747
      Unrealized appreciation (depreciation) during
       the year                                                     (3,209,319)           (453,119)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (906,366)          7,214,770
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,409,152           4,176,284
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,798,473)         (2,740,870)
      Transfers for contract benefits and terminations              (3,542,853)         (3,251,789)
      Contract maintenance charges                                  (1,857,462)         (1,912,624)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,789,636)         (3,728,999)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (6,696,002)          3,485,771
Net assets at beginning of period                                   41,459,860          37,974,089
                                                            ------------------  ------------------
Net assets at end of period                                 $       34,763,858  $       41,459,860
                                                            ==================  ==================

                                                            Phoenix-Van Kampen Equity 500 Index Series
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          283,945    $          247,802
      Realized gains (losses)                                          517,594               (93,181)
      Unrealized appreciation (depreciation) during
       the year                                                      1,407,763             5,304,657
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                2,209,302             5,459,278
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         3,926,453             3,788,444
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,285,078)           12,166,696
      Transfers for contract benefits and terminations              (5,614,832)           (2,519,801)
      Contract maintenance charges                                  (2,887,583)           (2,178,589)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,861,040)           11,256,750
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                    (4,651,738)           16,716,028
Net assets at beginning of period                                   55,894,134            39,178,106
                                                            ------------------    ------------------
Net assets at end of period                                 $       51,242,396    $       55,894,134
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT CommodityRealReturn Strategy
                                                                   Portfolio - Advisor Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           60,986  $            8,826
      Realized gains (losses)                                            2,103                 261
      Unrealized appreciation (depreciation) during
       the year                                                        245,920             (21,838)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  309,009             (12,751)
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           213,672              21,688
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,041,478             338,417
      Transfers for contract benefits and terminations                 (98,980)                (21)
      Contract maintenance charges                                     (66,924)             (3,097)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,089,246             356,987
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,398,255             344,236
Net assets at beginning of period                                      344,236                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,742,491  $          344,236
                                                            ==================  ==================

                                                            PIMCO VIT Real Return Portfolio - Advisor
                                                                             Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           12,240   $            2,032
      Realized gains (losses)                                           (4,328)               4,553
      Unrealized appreciation (depreciation) during
       the year                                                         37,424               (6,747)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   45,336                 (162)
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           587,981                  271
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    185,552              168,377
      Transfers for contract benefits and terminations                 (24,908)                   -
      Contract maintenance charges                                     (12,517)              (2,352)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               736,108              166,296
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       781,444              166,134
Net assets at beginning of period                                      166,134                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          947,578   $          166,134
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT Total Return Portfolio - Advisor
                                                                             Class
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           42,917    $            6,869
      Realized gains (losses)                                            3,235                 3,045
      Unrealized appreciation (depreciation) during
       the year                                                         49,462                   168
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   95,614                10,082
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           114,471                26,962
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    759,107               555,883
      Transfers for contract benefits and terminations                (120,652)                 (561)
      Contract maintenance charges                                     (52,572)              (10,066)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               700,354               572,218
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       795,968               582,300
Net assets at beginning of period                                      582,300                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $        1,378,268    $          582,300
                                                            ==================    ==================

                                                            Rydex Variable Trust Inverse Government
                                                                    Long Bond Strategy Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           10,679  $           10,296
      Realized gains (losses)                                           (3,792)            (17,672)
      Unrealized appreciation (depreciation) during
       the year                                                        (19,571)             32,924
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  (12,684)             25,548
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            22,731              21,042
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (43,211)           (217,074)
      Transfers for contract benefits and terminations                  (5,971)            (22,368)
      Contract maintenance charges                                     (13,088)            (17,874)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,539)           (236,274)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (52,223)           (210,726)
Net assets at beginning of period                                      302,479             513,205
                                                            ------------------  ------------------
Net assets at end of period                                 $          250,256  $          302,479
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                Rydex Variable Trust Nova Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,692  $            2,024
      Realized gains (losses)                                           59,669              15,773
      Unrealized appreciation (depreciation) during
       the year                                                        (55,459)             64,920
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    5,902              82,717
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            34,072              45,089
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (146,227)           (150,503)
      Transfers for contract benefits and terminations                 (26,729)            (17,339)
      Contract maintenance charges                                     (25,594)            (34,595)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (164,478)           (157,348)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (158,576)            (74,631)
Net assets at beginning of period                                      499,967             574,598
                                                            ------------------  ------------------
Net assets at end of period                                 $          341,391  $          499,967
                                                            ==================  ==================

                                                            Rydex Variable Trust Sector Rotation Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (13,598)  $          (13,665)
      Realized gains (losses)                                          151,099              185,229
      Unrealized appreciation (depreciation) during
       the year                                                        200,126               11,887
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  337,627              183,451
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           150,720              204,901
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (122,824)          (1,035,430)
      Transfers for contract benefits and terminations                (107,892)            (128,448)
      Contract maintenance charges                                     (92,303)            (105,607)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (172,299)          (1,064,584)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       165,328             (881,133)
Net assets at beginning of period                                    1,667,775            2,548,908
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,833,103   $        1,667,775
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Balanced Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              368   $                -
      Realized gains (losses)                                              952                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (1,507)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (187)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                                 -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     17,143                    -
      Transfers for contract benefits and terminations                       -                    -
      Contract maintenance charges                                         (94)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                17,049                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        16,862                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           16,862   $                -
                                                            ==================   ==================

                                                             Sentinel Variable Products Bond Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,038  $                -
      Realized gains (losses)                                               81                   -
      Unrealized appreciation (depreciation) during
       the year                                                         (4,028)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    4,091                   -
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            15,668                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    204,416                   -
      Transfers for contract benefits and terminations                     (67)                  -
      Contract maintenance charges                                      (3,918)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               216,099                   -
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       220,190                   -
Net assets at beginning of period                                            -                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          220,190  $                -
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Common Stock
                                                                             Fund
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,650   $                -
      Realized gains (losses)                                           10,597                    -
      Unrealized appreciation (depreciation) during
       the year                                                        (13,687)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                    2,560                    -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            55,103                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    542,660                    -
      Transfers for contract benefits and terminations                    (296)                   -
      Contract maintenance charges                                      (5,500)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               591,967                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       594,527                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          594,527   $                -
                                                            ==================   ==================

                                                            Sentinel Variable Products Mid Cap Growth
                                                                             Fund
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (227)   $                -
      Realized gains (losses)                                              132                     -
      Unrealized appreciation (depreciation) during
       the year                                                          1,451                     -
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                    1,356                     -
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             5,391                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    235,312                     -
      Transfers for contract benefits and terminations                  (2,528)                    -
      Contract maintenance charges                                        (452)                    -
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               237,723                     -
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       239,079                     -
Net assets at beginning of period                                            -                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          239,079    $                -
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Small Company
                                                                             Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              449   $                -
      Realized gains (losses)                                            8,795                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (9,817)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (573)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             9,331                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     87,065                    -
      Transfers for contract benefits and terminations                     (40)                   -
      Contract maintenance charges                                        (970)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                95,386                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        94,813                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           94,813   $                -
                                                            ==================   ==================

                                                            Templeton Developing Markets Securities
                                                                        Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          109,580  $            8,502
      Realized gains (losses)                                          415,238              33,404
      Unrealized appreciation (depreciation) during
       the year                                                      1,118,369             754,921
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,643,187             796,827
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           681,687             196,513
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,628,615           1,850,722
      Transfers for contract benefits and terminations                (368,835)           (248,131)
      Contract maintenance charges                                    (376,057)           (161,829)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,565,410           1,637,275
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,208,597           2,434,102
Net assets at beginning of period                                    4,576,004           2,141,902
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,784,601  $        4,576,004
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Foreign Securities Fund - Class 2
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          323,594    $          122,508
      Realized gains (losses)                                        1,509,862               152,283
      Unrealized appreciation (depreciation) during
       the year                                                      1,760,369             4,160,356
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                3,593,825             4,435,147
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         2,087,866             2,283,285
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (415,198)              603,203
      Transfers for contract benefits and terminations              (2,440,015)           (1,420,969)
      Contract maintenance charges                                  (1,216,731)           (1,048,512)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,984,078)              417,007
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,609,747             4,852,154
Net assets at beginning of period                                   25,791,077            20,938,923
                                                            ------------------    ------------------
Net assets at end of period                                 $       27,400,824    $       25,791,077
                                                            ==================    ==================

                                                            Templeton Global Asset Allocation Fund -
                                                                            Class 2
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          192,533   $           65,041
      Realized gains (losses)                                          267,572               69,833
      Unrealized appreciation (depreciation) during
       the year                                                       (360,171)              55,803
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   99,934              190,677
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            47,330               50,567
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (1,302)             (15,347)
      Transfers for contract benefits and terminations                 (44,706)             (24,029)
      Contract maintenance charges                                     (73,290)             (67,416)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (71,968)             (56,225)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        27,966              134,452
Net assets at beginning of period                                    1,115,004              980,552
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,142,970   $        1,115,004
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Growth Securities Fund - Class 2
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          142,234    $          122,889
      Realized gains (losses)                                        1,018,408             1,027,339
      Unrealized appreciation (depreciation) during
       the year                                                       (773,143)            2,905,651
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  387,499             4,055,879
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,897,911             1,922,175
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,933                18,348
      Transfers for contract benefits and terminations              (1,405,495)           (1,604,258)
      Contract maintenance charges                                  (1,162,432)             (993,545)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               279,917              (657,280)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       667,416             3,398,599
Net assets at beginning of period                                   23,091,136            19,692,537
                                                            ------------------    ------------------
Net assets at end of period                                 $       23,758,552    $       23,091,136
                                                            ==================    ==================

                                                            Van Kampen UIF Equity and Income Portfolio -
                                                                           Class II
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,165     $               55
      Realized gains (losses)                                           10,701                    862
      Unrealized appreciation (depreciation) during
       the year                                                         (7,725)                12,634
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                    8,141                 13,551
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                            50,737                 21,522
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    245,708                210,924
      Transfers for contract benefits and terminations                 (12,554)                  (898)
      Contract maintenance charges                                     (20,950)                (3,397)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               262,941                228,151
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       271,082                241,702
Net assets at beginning of period                                      241,702                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $          512,784     $          241,702
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Wanger International Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (9,383) $          (58,466)
      Realized gains (losses)                                        1,864,039             161,504
      Unrealized appreciation (depreciation) during
       the year                                                      1,305,447           3,717,461
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,160,103           3,820,499
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,189,120           1,144,714
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,180,403             597,748
      Transfers for contract benefits and terminations              (1,029,266)           (872,084)
      Contract maintenance charges                                    (829,987)           (701,645)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,510,270             168,733
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,670,373           3,989,232
Net assets at beginning of period                                   14,342,614          10,353,382
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,012,987  $       14,342,614
                                                            ==================  ==================

                                                                Wanger International Small Cap
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           78,702  $         (128,529)
      Realized gains (losses)                                        7,151,592           1,780,194
      Unrealized appreciation (depreciation) during
       the year                                                      3,073,963          17,095,069
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               10,304,257          18,746,734
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,346,604           4,714,389
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,224,399)         (1,404,621)
      Transfers for contract benefits and terminations              (6,144,398)         (5,057,607)
      Contract maintenance charges                                  (3,463,204)         (3,207,507)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,485,397)         (4,955,346)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,818,860          13,791,388
Net assets at beginning of period                                   68,022,181          54,230,793
                                                            ------------------  ------------------
Net assets at end of period                                 $       70,841,041  $       68,022,181
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                         Wanger Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (135,539) $          (46,583)
      Realized gains (losses)                                          385,916             459,995
      Unrealized appreciation (depreciation) during
       the year                                                      1,058,319           2,110,627
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,308,696           2,524,039
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,408,566           1,308,379
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,397,089           1,138,698
      Transfers for contract benefits and terminations              (1,125,356)           (866,567)
      Contract maintenance charges                                    (740,792)           (657,871)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,939,507             922,639
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     3,248,203           3,446,678
Net assets at beginning of period                                   16,533,158          13,086,480
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,781,361  $       16,533,158
                                                            ==================  ==================

                                                                 Wanger U.S. Smaller Companies
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (645,032) $         (463,251)
      Realized gains (losses)                                        8,198,524           5,210,762
      Unrealized appreciation (depreciation) during
       the year                                                     (3,531,997)          1,237,629
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                4,021,495           5,985,140
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,877,699           7,232,259
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,155,031)         (4,915,802)
      Transfers for contract benefits and terminations              (9,359,113)         (7,718,347)
      Contract maintenance charges                                  (4,250,303)         (4,539,981)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (11,886,748)         (9,941,871)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,865,253)         (3,956,731)
Net assets at beginning of period                                   85,779,337          89,736,068
                                                            ------------------  ------------------
Net assets at end of period                                 $       77,914,084  $       85,779,337
                                                            ==================  ==================

                       See Notes to Financial Statements

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 68 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------------------------------------------------
Lazard Retirement Small Cap portfolio - Service Shares
------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - Class S
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix Money Market Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Sanford Bernstein Mid-Cap Value Series
----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
----------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
----------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
----------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class
----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
----------------------------------------------------------------
Sentinel Variable Products Bond Fund
----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
----------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------
Wanger Select
----------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                        Purchases        Sales
-----------------                                                      --------------     -----
   AIM V.I. Capital Appreciation Fund - Class I                        $    1,853,495 $    1,922,119
   AIM V.I. Core Equity Fund - Class I                                        585,944      1,550,028
   AIM V.I. Mid Cap Core Equity Fund - Class I                                569,945      1,268,343
   Alger American Leveraged AllCap Portfolio - Class O                      1,035,444      3,339,746
   Anchor Series Trust Capital Appreciation Portfolio - Class 1               424,157        747,171
   Anchor Series Trust Government & Quality Bond Portfolio - Class 1           15,345         52,563
   Anchor Series Trust Growth and Income Portfolio - Class 1                   74,843         79,531
   Anchor Series Trust Growth Portfolio - Class 1                             368,447        458,567
   Anchor Series Trust Money Market Portfolio - Class 1                       515,537        464,004
   Anchor Series Trust Multi-Asset Portfolio - Class 1                        278,865        188,304
   Anchor Series Trust Natural Resources Portfolio - Class 1                   60,923        146,797
   Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1              149,779         97,864
   DWS Equity 500 Index Fund VIP - Class A                                  8,625,508      4,655,205
   Federated Fund for U.S. Government Securities II                        10,863,982      9,280,792
   Federated High Income Bond Fund II - Primary Shares                      5,141,771      9,928,702
   Fidelity VIP Contrafund(R) Portfolio - Service Class                    32,921,702     11,404,399
   Fidelity VIP Growth Opportunities Portfolio - Service Class              3,453,955      1,452,200
   Fidelity VIP Growth Portfolio - Service Class                            4,305,591      5,075,302
   Fidelity VIP Investment Grade Bond Portfolio - Service Class             2,425,194        205,009
   Franklin Income Securities Fund - Class 2                                1,771,938        457,378
   Lazard Retirement Small Cap Portfolio - Service Shares                   1,077,744        339,792
   Lord Abbett Bond-Debenture Portfolio - Class VC                          2,106,143      1,567,480
   Lord Abbett Growth and Income Portfolio - Class VC                       7,010,750      6,571,126
   Lord Abbett Mid-Cap Value Portfolio - Class VC                           3,087,058      2,437,649
   Mutual Shares Securities Fund - Class 2                                 11,135,643      7,848,111
   Neuberger Berman AMT Fasciano Portfolio - S Class                           28,346         23,332
   Neuberger Berman AMT Guardian Portfolio - S Class                        1,066,853         88,167
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                  391,036        130,390
   Oppenheimer Global Securities Fund/VA - Service Shares                   1,194,986        240,942
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               1,091,255        123,151
   Phoenix Capital Growth Series                                           20,676,071     46,659,502
   Phoenix Growth and Income Series                                         6,541,919      7,576,919
   Phoenix Mid-Cap Growth Series                                            5,931,397     11,980,473
   Phoenix Money Market Series                                             44,996,221     45,029,377
   Phoenix Multi-Sector Fixed Income Series                                13,272,968     16,926,887
   Phoenix Multi-Sector Short Term Bond Series                              3,452,841      2,366,659
   Phoenix Strategic Allocation Series                                     11,583,801     12,187,708
   Phoenix-Aberdeen International Series                                   20,487,236     21,597,529
   Phoenix-Alger Small-Cap Growth Series                                    5,519,775      4,124,971
   Phoenix-Duff & Phelps Real Estate Securities Series                      9,389,239     12,411,571
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth           3,809,020      2,491,944
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                      5,275,184        982,929
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                      385,346        380,592
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth             2,739,620        395,456
   Phoenix-Sanford Bernstein Mid-Cap Value Series                          12,069,277      9,507,704
   Phoenix-Sanford Bernstein Small-Cap Value Series                         7,003,965      6,779,073
   Phoenix-Van Kampen Comstock Series                                       8,759,833     12,315,760
   Phoenix-Van Kampen Equity 500 Index Series                               6,651,697     13,228,792
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         2,527,904        377,673
   PIMCO VIT Real Return Portfolio - Advisor Class                          1,030,494        280,220
   PIMCO VIT Total Return Portfolio - Advisor Class                         1,097,904        354,632

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                       Purchases         Sales
-----------------                                                       ---------         -----
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund   $        38,384 $        67,243
   Rydex Variable Trust Nova Fund                                             38,906         201,692
   Rydex Variable Trust Sector Rotation Fund                                 317,843         368,113
   Sentinel Variable Products Balanced Fund                                   18,480             111
   Sentinel Variable Products Bond Fund                                      254,356          30,218
   Sentinel Variable Products Common Stock Fund                              624,162          15,940
   Sentinel Variable Products Mid Cap Growth Fund                            250,032          12,536
   Sentinel Variable Products Small Company Fund                             105,738           1,112
   Templeton Developing Markets Securities Fund - Class 2                  7,966,598       2,698,733
   Templeton Foreign Securities Fund - Class 2                             5,483,180       5,955,498
   Templeton Global Asset Allocation Fund - Class 2                          513,465         128,487
   Templeton Growth Securities Fund - Class 2                              5,324,803       3,877,369
   Van Kampen UIF Equity and Income Portfolio - Class II                     374,730          96,185
   Wanger International Select                                             6,686,589       3,344,083
   Wanger International Small Cap                                         14,700,084      16,416,998
   Wanger Select                                                           7,178,520       5,024,924
   Wanger U.S. Smaller Companies                                          11,509,332      19,564,980
                                                                     --------------- ---------------
                                                                     $   358,219,093 $   357,904,757
                                                                     --------------- ---------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                  -------------------------------------
                                                                  For period ended December 31, 2007
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  -------------------------------------
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       1,683,753  (1,692,469)      (8,716)
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                  466,527  (1,336,097)    (869,570)
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          381,071    (962,635)    (581,564)
-------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                1,071,551  (3,409,452)  (2,337,901)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             501      (6,051)      (5,550)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         14      (1,104)      (1,090)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                922      (1,714)        (792)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                           869      (3,969)      (3,100)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  19,847     (18,999)         848
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                       25      (3,793)      (3,768)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1                 20      (1,334)      (1,314)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1             96      (1,764)      (1,668)
-------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            5,462,708  (3,083,822)   2,378,886
-------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,523,057  (6,430,340)      92,717
-------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                3,097,695  (7,158,218)  (4,060,523)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class               8,596,188  (7,139,562)   1,456,626
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        3,485,475  (1,373,823)   2,111,652
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,817,779  (5,880,004)  (1,062,225)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class       2,376,713    (194,759)   2,181,954
-------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          1,480,302    (385,427)   1,094,875
-------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               185,992    (254,041)     (68,049)
-------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,533,305  (1,320,060)     213,245
-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 3,996,445  (5,076,457)  (1,080,012)
-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     1,290,543  (1,837,208)    (546,665)
-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            4,372,851  (3,736,264)     636,587
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                     26,899     (22,626)       4,273
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    958,594     (73,827)     884,767
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            349,687    (112,318)     237,369
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares             1,024,341    (205,354)     818,987
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,030,625    (114,203)     916,422
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      5,130,407 (11,569,841)  (6,439,434)
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   3,401,514  (4,727,558)  (1,326,044)
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      3,906,645  (7,893,858)  (3,987,213)
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       24,055,129 (25,580,837)  (1,525,708)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           2,788,382  (4,576,687)  (1,788,305)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        2,506,812  (1,993,019)     513,793
-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,235,322  (2,550,947)  (1,315,625)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              3,825,522  (5,843,636)  (2,018,114)
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              1,103,274  (1,729,486)    (626,212)
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,121,470  (2,378,269)  (1,256,799)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     3,121,263  (1,994,739)   1,126,524
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                4,488,566    (806,963)   3,681,603
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                342,209    (354,850)     (12,641)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth       2,324,390    (330,096)   1,994,294
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,304,687  (4,089,589)    (784,902)
-------------------------------------------------------------------------------------------------------

                                                                  ------------------------------------
                                                                  For period ended December 31, 2006
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       2,304,623  (1,848,441)     456,182
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                6,173,262  (1,936,297)   4,236,965
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          693,109  (1,069,969)    (376,860)
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                2,808,285  (4,773,557)  (1,965,272)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             922      (4,669)      (3,747)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         44        (220)        (176)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                322        (231)          91
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                         1,103      (4,002)      (2,899)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  14,758      (7,747)       7,011
------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                      313      (2,770)      (2,457)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1              1,274      (2,146)        (872)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1            195      (3,272)      (3,077)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            7,264,556  (3,713,926)   3,550,630
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,207,510  (7,372,010)  (1,164,500)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                4,288,405  (3,892,961)     395,444
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class              13,969,596  (8,349,449)   5,620,147
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        2,461,110  (1,063,499)   1,397,611
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,418,590  (5,545,921)  (1,127,331)
------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class               -           -            -
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                            862,104    (114,405)     747,699
------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               389,223    (464,537)     (75,314)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,113,678    (915,528)     198,150
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 5,194,723  (3,670,494)   1,524,229
------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     2,493,376  (2,311,881)     181,495
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            5,296,581  (2,986,494)   2,310,087
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      7,253      (1,916)       5,337
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    104,159      (2,870)     101,289
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            448,877      (6,686)     442,191
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares               470,511     (34,642)     435,869
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares           294,142     (15,112)     279,030
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12,919,552 (13,186,697)    (267,145)
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   6,010,023  (5,024,954)     985,069
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                     19,903,923  (6,262,787)  13,641,136
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       27,645,070 (28,403,393)    (758,323)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           5,700,896  (4,184,368)   1,516,528
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        1,840,974  (1,766,226)      74,748
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,772,080  (4,155,383)  (2,383,303)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              9,220,372  (5,561,115)   3,659,257
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              6,859,693  (1,619,428)   5,240,265
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,955,521  (2,377,418)    (421,897)
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     1,119,786     (77,056)   1,042,730
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                3,652,143    (187,084)   3,465,059
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                350,379      (7,967)     342,412
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         995,981    (105,040)     890,941
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,470,795  (3,756,734)    (285,939)
------------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                 -----------------------------------
                                                                 For period ended December 31, 2007
                                                                  Units      Units     Net Increase
Investment Option                                                 Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 1,661,399 (2,668,945)  (1,007,546)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3,398,261 (6,527,786)  (3,129,525)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       3,795,406 (8,395,065)  (4,599,659)
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class 2,346,556   (356,246)   1,990,310
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                    942,915   (257,694)     685,221
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                   992,987   (323,137)     669,850
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund     27,328    (68,638)     (41,310)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      19,316   (113,817)     (94,501)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          106,138   (208,825)    (102,687)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            16,653        (93)      16,560
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               245,389    (29,847)     215,542
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       595,511    (15,113)     580,398
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     232,814    (11,270)     221,544
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                       95,182     (1,004)      94,178
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2           2,126,932   (819,416)   1,307,516
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                      2,178,859 (3,340,750)  (1,161,891)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                    23,377    (58,530)     (35,153)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                       1,901,847 (1,730,271)     171,576
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II              322,091    (83,040)     239,051
----------------------------------------------------------------------------------------------------
Wanger International Select                                      1,613,826 (1,023,027)     590,799
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   2,110,956 (3,821,924)  (1,710,968)
----------------------------------------------------------------------------------------------------
Wanger Select                                                    2,399,246 (1,797,657)     601,589
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    2,398,506 (6,239,059)  (3,840,553)
----------------------------------------------------------------------------------------------------

                                                                 -----------------------------------
                                                                 For period ended December 31, 2006
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  2,008,645 (2,176,372)    (167,727)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                3,821,716 (6,243,543)  (2,421,827)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       14,641,134 (6,776,475)   7,864,659
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class    428,338    (67,825)     360,513
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                     197,489    (34,650)     162,839
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                    572,177    (10,325)     561,852
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund      75,915   (339,878)    (263,963)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       41,360   (147,841)    (106,481)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           657,961 (1,383,734)    (725,773)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                  -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                      -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                              -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                            -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                             -          -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              839,271   (211,884)     627,387
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       3,244,411 (2,924,907)     319,504
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     29,061    (61,931)     (32,870)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        2,279,623 (2,638,124)    (358,501)
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               233,868     (9,563)     224,305
----------------------------------------------------------------------------------------------------
Wanger International Select                                       2,528,280 (2,360,057)     168,223
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    4,141,982 (5,560,021)  (1,418,039)
----------------------------------------------------------------------------------------------------
Wanger Select                                                     1,771,707 (1,366,734)     404,973
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     3,406,296 (6,973,798)  (3,567,502)
----------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                             At December 31,                       For the periods ended December 31,
                     -------------------------------------     ------------------------------------------------
                                    Unit             Net       Investment    Expense                 Total
                      Units        Value           Assets        Income     Ratio /2/             Return /3/
                     (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     -------- -------------------  --------    ---------- -------------------  -----------------

AIM V.I. Capital Appreciation Fund - Class I
   2007               7,902     1.12  to     1.26   9,061            -        -   to    0.80%   11.11%  to  12.01%
   2006               7,911     1.01  to     1.13   8,134        0.06%        -   to    0.80%    4.89%  to   6.55%
   2005               7,454     0.95  to     1.06   7,262        0.07%        -   to    0.80%    7.97%  to   8.83%
   2004               5,816     0.88  to     0.97   5,234            -    0.40%   to    0.80%    5.77%  to   6.71%
   2003               3,853     0.84  to     0.91   3,274            -    0.40%   to    0.80%   28.48%  to  29.52%
AIM V.I. Core Equity Fund - Class I
   2007               3,367     1.17  to     1.18   3,950        1.04%        -   to    0.80%  (0.22%)  to   8.12%
   2006/11/           4,237     1.09  to     1.10   4,623        0.83%        -   to    0.80%    8.57%  to   9.16%
   2005                   -        -  to        -       -            -        -   to        -        -  to       -
   2004                   -        -  to        -       -            -        -   to        -        -  to       -
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007               3,768     1.30  to     1.33   4,916        0.21%        -   to    0.80%    8.67%  to   9.55%
   2006               4,349     1.20  to     1.22   5,219        0.95%        -   to    0.80%   10.35%  to  11.24%
   2005               4,726     1.09  to     1.10   5,136        0.51%        -   to    0.80%    6.76%  to   7.62%
   2004/7/            4,439     1.02  to     1.02   4,515        1.95%    0.40%   to    0.80%    1.92%  to   1.98%
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
Alger American Leveraged AllCap Portfolio - Class O
   2007              13,760     1.04  to     1.52  15,227            -        -   to    0.80%   32.46%  to  33.53%
   2006              16,097     0.78  to     1.14  13,373            -        -   to    0.80%   10.38%  to  19.26%
   2005              18,063     0.66  to     0.96  12,856            -        -   to    0.80%   13.53%  to  14.45%
   2004              20,187     0.58  to     0.84  12,536            -    0.40%   to    0.80%  (3.77%)  to   8.19%
   2003              15,970     0.54  to     0.83   9,232            -    0.40%   to    0.80%   33.65%  to  34.72%
Anchor Series Trust Capital Appreciation Portfolio - Class 1
   2007                  24   128.12  to   136.89   3,020        0.36%    0.45%   to    0.60%   26.94%  to  27.13%
   2006                  29   100.78  to   107.84   2,935        0.14%    0.45%   to    0.60%   10.76%  to  10.92%
   2005                  33    90.85  to    97.37   2,988        0.30%    0.45%   to    0.60%   10.90%  to  11.10%
   2004                  36    81.74  to    87.79   2,967            -    0.45%   to    0.60%    8.47%  to   8.62%
   2003                  38    75.25  to    80.94   2,864            -    0.45%   to    0.60%   30.96%  to  31.45%
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
   2007                   8    33.21  to    48.27     398        3.65%    0.45%   to    0.60%    5.65%  to   5.81%
   2006                   9    31.43  to    45.62     426        3.67%    0.45%   to    0.60%    2.68%  to   2.84%
   2005                  10    30.61  to    44.36     422        3.28%    0.45%   to    0.60%    1.70%  to   2.20%
   2004                  17    30.11  to    43.42     754        4.73%    0.45%   to    0.60%    2.54%  to   2.94%
   2003                  19    29.36  to    42.18     817        4.54%    0.45%   to    0.60%    0.92%  to   1.86%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                --------------------------------------     -------------------------------------------------
                                Unit             Net       Investment    Expense                 Total
                 Units         Value           Assets        Income     Ratio /2/              Return /3/
                (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                --------- -------------------  --------    ---------- -------------------  ------------------

Anchor Series Trust Growth and Income Portfolio - Class 1
   2007              6     46.89  to    48.37     302        0.55%    0.45%   to    0.60%    9.59% to    9.75%
   2006              7     42.72  to    44.14     309        0.55%    0.45%   to    0.60%   10.50% to   10.67%
   2005              7     38.60  to    39.94     275        0.94%    0.45%   to    0.60%    4.20% to    4.40%
   2004             10     36.99  to    38.32     358        0.51%    0.45%   to    0.60%    5.29% to    5.66%
   2003             10     35.00  to    36.40     336        0.57%    0.45%   to    0.60%   25.34% to   25.57%
Anchor Series Trust Growth Portfolio - Class 1
   2007             21     75.52  to   114.03   2,321        0.69%    0.45%   to    0.60%    9.53% to    9.70%
   2006             24     68.95  to   103.95   2,438        0.61%    0.45%   to    0.60%   12.61% to   12.78%
   2005             27     61.23  to    92.17   2,425        0.91%    0.45%   to    0.60%    6.50% to    6.60%
   2004             31     57.50  to    86.43   2,607        0.55%    0.45%   to    0.60%   10.18% to   10.36%
   2003             32     52.19  to    78.32   2,494        0.55%    0.45%   to    0.60%   29.00% to   29.14%
Anchor Series Trust Money Market Portfolio - Class 1
   2007             31     19.89  to    24.61     765        4.29%    0.45%   to    0.60%    3.76% to    3.92%
   2006             31     19.17  to    23.68     713        4.08%    0.45%   to    0.60%    3.50% to    3.66%
   2005             24     18.52  to    22.84     527        2.23%    0.45%   to    0.60%    1.60% to    1.80%
   2004             25     18.23  to    22.44     549        0.33%    0.45%   to    0.60%  (0.26%) to  (0.11%)
   2003             27     18.28  to    22.46     583        0.34%    0.45%   to    0.60%  (0.29%) to  (0.13%)
Anchor Series Trust Multi-Asset Portfolio - Class 1
   2007             65     46.60  to    46.72   3,028        1.87%    0.45%   to    0.60%    7.82% to    7.99%
   2006             69     43.16  to    43.33   2,966        1.68%    0.45%   to    0.60%    7.11% to    7.27%
   2005             71     40.23  to    40.45   2,864        1.90%    0.45%   to    0.60%    3.30% to    3.40%
   2004             75     38.91  to    39.18   2,918        1.76%    0.45%   to    0.60%    4.04% to    4.19%
   2003             76     37.34  to    37.66   2,855        2.30%    0.45%   to    0.60%   16.20% to   16.31%
Anchor Series Trust Natural Resources Portfolio - Class 1
   2007              9    118.17  to   124.16   1,110        1.09%    0.45%   to    0.60%   39.35% to   39.57%
   2006             10     84.80  to    88.96     913        0.69%    0.45%   to    0.60%   24.18% to   24.37%
   2005             11     68.29  to    71.53     796        0.50%    0.45%   to    0.60%   45.30% to   45.50%
   2004             11     47.01  to    49.17     523        0.78%    0.45%   to    0.60%   24.29% to   24.49%
   2003              9     37.82  to    39.50     368        1.54%    0.45%   to    0.60%   45.75% to   46.82%
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
   2007             34     53.91  to    56.64   1,857            -    0.45%   to    0.60%   15.96% to   16.13%
   2006             36     46.42  to    48.84   1,676        1.52%    0.45%   to    0.60%   10.77% to   10.93%
   2005             39     41.85  to    44.10   1,644        0.71%    0.45%   to    0.60%    8.40% to    8.60%
   2004             42     38.55  to    40.68   1,610        2.13%    0.45%   to    0.60%   10.52% to   10.68%
   2003             44     34.83  to    36.81   1,527        1.01%    0.45%   to    0.60%   28.28% to   28.47%
DWS Equity 500 Index Fund VIP - Class A
   2007         30,164      1.42  to     1.49  43,822        1.50%        -   to    0.80%    4.45% to    5.30%
   2006         27,785      1.36  to     1.42  38,443        1.13%        -   to    0.80%   10.75% to   15.52%
   2005         24,234      1.19  to     1.23  29,129        1.48%        -   to    0.80%    3.84% to    4.68%
   2004         15,645      1.14  to     1.17  17,967        1.06%    0.40%   to    0.80%    9.71% to   10.59%
   2003         11,193      1.04  to     1.06  11,694        0.95%    0.40%   to    0.80%   27.13% to   28.16%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                  -------------------------------------     ------------------------------------------------
                               Unit               Net       Investment    Expense                 Total
                   Units      Value             Assets        Income     Ratio /2/             Return /3/
                  (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  -------- -------------------  --------    ---------- -------------------  -----------------

Federated Fund for U.S. Government Securities II
   2007           25,839   1.32    to    1.47   37,542        4.57%        -   to    0.80%    5.43%  to   6.29%
   2006           25,746   1.25    to    1.40   35,432        3.96%        -   to    0.80%    3.31%  to   4.35%
   2005           26,910   1.20    to    1.35   35,456        3.69%        -   to    0.80%    1.21%  to   2.03%
   2004           20,358   1.18    to    1.33   26,792        4.10%    0.40%   to    0.80%    2.78%  to   3.61%
   2003           25,120   1.15    to    1.30   31,813        3.58%    0.40%   to    0.80%    1.55%  to   2.37%
Federated High Income Bond Fund II - Primary Shares
   2007            6,779   1.39    to    1.60    9,539        7.75%        -   to    0.80%    2.60%  to   3.43%
   2006           10,839   1.35    to    1.55   14,778        7.50%        -   to    0.80%    9.92%  to  10.80%
   2005           10,444   1.23    to    1.40   12,943        8.34%        -   to    0.80%  (0.79%)  to   2.66%
   2004           10,175   1.21    to    1.36   12,393        6.77%    0.40%   to    0.80%    9.58%  to  10.46%
   2003            6,733   1.10    to    1.23    7,487        6.34%    0.40%   to    0.80%   21.24%  to  22.22%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007           49,617   1.57    to    2.01   81,122        0.86%        -   to    0.80%   16.56%  to  17.51%
   2006           48,160   1.35    to    1.71   67,672        1.16%        -   to    0.80%   10.70%  to  11.59%
   2005           42,540   1.22    to    1.53   54,365        0.18%        -   to    0.80%   15.92%  to  16.85%
   2004           35,193   1.05    to    1.31   39,503        0.23%    0.40%   to    0.80%   14.42%  to  15.34%
   2003           23,995   0.92    to    1.14   23,591        0.22%    0.40%   to    0.80%   27.33%  to  28.35%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007            7,719   1.06    to    1.45    8,378            -        -   to    0.80%   22.05%  to  23.04%
   2006            5,607   0.86    to    1.18    5,032        0.53%        -   to    0.80%    4.46%  to  10.02%
   2005            4,209   0.83    to    1.12    3,631        0.71%        -   to    0.80%    2.01%  to   8.86%
   2004            3,371   0.77    to    1.03    2,688        0.43%    0.80%   to    0.80%    6.20%  to   7.06%
   2003            2,806   0.72    to    0.96    2,142        0.57%    0.50%   to    0.80%  (7.16%)  to  29.66%
Fidelity VIP Growth Portfolio - Service Class
   2007           22,190   0.89    to    1.24   20,423        0.61%        -   to    0.80%   25.85%  to  26.87%
   2006           23,252   0.71    to    0.98   17,010        0.28%        -   to    0.80%    5.88%  to   6.73%
   2005           24,379   0.67    to    0.92   16,886        0.42%        -   to    0.80%  (3.30%)  to   5.67%
   2004           28,533   0.64    to    0.88   18,892        0.14%    0.40%   to    0.80%    2.44%  to   3.26%
   2003           30,444   0.62    to    0.85   20,431        0.17%    0.40%   to    0.80%   31.72%  to  32.78%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/20/        2,182   1.04    to    1.05    2,264        0.48%        -   to    0.80%    2.67%  to   3.69%
   2006                -      -    to       -        -            -        -   to        -        -  to       -
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -
Franklin Income Securities Fund - Class 2
   2007            1,843   1.15    to    1.16    2,116        3.20%        -   to    0.80%    1.31%  to   3.76%
   2006/14/          748   1.11    to    1.12      833        0.59%        -   to    0.80%    5.16%  to  11.73%
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                       For the periods ended December 31,
                -----------------------------------    -------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/              Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  ------------------

Lazard Retirement Small Cap Portfolio - Service Shares
   2007          1,691  1.16    to    1.19    1,968          -        -   to    0.80%  (7.95%) to  (7.20%)
   2006          1,759  1.26    to    1.28    2,223          -        -   to    0.80%   15.14% to   16.07%
   2005/9/       1,834  1.10    to    1.10    2,012          -        -   to    0.80%   11.98% to   12.59%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007          4,523  1.17    to    1.20    5,312      6.19%        -   to    0.80%    5.33% to    6.19%
   2006          4,310  1.11    to    1.13    4,806      6.09%        -   to    0.80%    8.46% to    9.33%
   2005/8/       4,112  1.03    to    1.03    4,221      6.99%        -   to    0.80%    3.04% to    5.33%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Growth and Income Portfolio - Class VC
   2007         19,455  1.26    to    1.28   24,495      1.18%        -   to    0.80%    2.61% to    3.44%
   2006         20,535  1.22    to    1.24   25,175      1.33%        -   to    0.80%   10.01% to   17.27%
   2005/8/      19,011  1.05    to    1.06   20,019      1.73%        -   to    0.80%    6.05% to    7.89%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007          8,584  1.21    to    1.23   10,370      0.41%        -   to    0.80%  (0.23%) to    0.58%
   2006          9,131  1.21    to    1.23   11,049      0.52%        -   to    0.80%   11.34% to   12.23%
   2005/8/       8,949  1.09    to    1.09    9,722      0.71%        -   to    0.80%   11.46% to   13.98%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Mutual Shares Securities Fund - Class 2
   2007         22,698  1.61    to    2.08   45,267      1.43%        -   to    0.80%    2.65% to    3.48%
   2006         22,061  1.56    to    2.03   42,791      1.29%        -   to    0.80%   17.44% to   18.38%
   2005         19,751  1.33    to    1.72   32,505      0.66%        -   to    0.80%    3.12% to   10.55%
   2004          9,217  1.20    to    1.57   13,926      0.77%    0.40%   to    0.80%    2.26% to   12.63%
   2003          7,972  1.07    to    1.41   10,802      1.05%    0.40%   to    0.80%   13.75% to   25.15%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007             10  0.96    to    0.96        9          -    0.80%   to    0.80%  (0.29%) to  (0.23%)
   2006/19/          5  0.97    to    0.97        5          -    0.80%   to    0.80%    3.32% to    3.32%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Neuberger Berman AMT Guardian Portfolio - S Class
   2007            986  1.13    to    1.14    1,111      0.37%        -   to    0.80%    6.28% to    7.14%
   2006/16/        101  1.06    to    1.07      107      1.47%        -   to    0.80%    9.12% to   12.63%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                       For the periods ended December 31,
                   -----------------------------------    -------------------------------------------------
                               Unit               Net     Investment    Expense                 Total
                    Units     Value             Assets      Income     Ratio /2/              Return /3/
                   (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ------- -------------------  -------   ---------- -------------------  ------------------

Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007               680  1.15    to    1.17       783     0.01%        -   to    0.80%   12.94% to   13.86%
   2006/16/           442  1.02    to    1.02       451         -        -   to    0.80%  (0.48%) to    7.97%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Global Securities Fund/VA - Service Shares
   2007             1,255  1.12    to    1.14     1,410     0.88%        -   to    0.80%    3.47% to    5.23%
   2006/13/           436  1.07    to    1.07       465         -    0.80%   to    0.80%    4.65% to   13.50%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007             1,195  0.98    to    0.99     1,172     0.11%        -   to    0.80%  (9.54%) to  (2.19%)
   2006/17/           279  1.00    to    1.00       279         -    0.80%   to    0.80%    5.47% to   10.02%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Phoenix Capital Growth Series
   2007            44,358  0.71    to    4.43   178,892     0.26%        -   to    0.80%  (0.65%) to   10.75%
   2006            50,797  0.64    to    4.02   186,428     0.21%        -   to    0.80%  (0.23%) to    3.22%
   2005            51,064  0.62    to    3.91   186,646     0.06%        -   to    0.80%    2.89% to    3.71%
   2004            58,671  0.60    to    3.79   207,734     0.86%    0.50%   to    0.80%    4.13% to    4.97%
   2003            63,192  0.57    to    3.63   215,668     0.10%    0.50%   to    0.80%   25.48% to   26.49%
Phoenix Growth and Income Series
   2007            25,041  1.33    to    1.60    38,869     0.96%        -   to    0.80%    5.80% to    6.66%
   2006            26,367  1.25    to    1.51    38,734     1.14%        -   to    0.80%   11.57% to   17.18%
   2005            25,382  1.07    to    1.30    32,167     1.05%        -   to    0.80%    3.97% to    4.80%
   2004            27,420  1.03    to    1.25    33,449     1.28%    0.40%   to    0.80%    9.59% to   10.48%
   2003            22,752  0.94    to    1.14    25,394     1.16%    0.40%   to    0.80%   26.44% to   27.46%
Phoenix Mid-Cap Growth Series
   2007            23,980  0.93    to    1.67    38,990         -        -   to    0.80%   20.82% to   21.80%
   2006            27,967  0.76    to    1.38    37,704         -        -   to    0.80%    3.30% to    4.13%
   2005            14,326  0.73    to    1.34    18,486         -        -   to    0.80%    3.35% to    4.18%
   2004            17,911  0.70    to    1.30    22,322         -    0.40%   to    0.80%  (8.40%) to    6.72%
   2003            16,041  0.66    to    1.22    19,061         -    0.40%   to    0.80%   27.80% to   28.83%
Phoenix Money Market Series
   2007            33,621  1.14    to    2.32    60,100     4.76%        -   to    0.80%    4.03% to    4.88%
   2006            35,146  1.09    to    2.23    60,133     4.32%        -   to    0.80%    0.28% to    4.41%
   2005            35,905  1.05    to    2.14    58,630     2.54%        -   to    0.80%    1.76% to    2.58%
   2004            40,179  1.03    to    2.10    64,278     0.77%    0.40%   to    0.80%  (0.01%) to    0.79%
   2003            51,761  1.03    to    2.09    83,073     0.69%    0.40%   to    0.80%  (0.12%) to    0.68%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units       Value             Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

Phoenix Multi-Sector Fixed Income Series
   2007            24,647    1.52    to    4.23    88,583        5.22%        -   to    0.80%     2.88% to     3.71%
   2006            26,435    1.47    to    4.10    93,566        5.45%        -   to    0.80%     5.99% to     6.84%
   2005            24,919    1.38    to    3.86    81,240        4.88%        -   to    0.80%     0.97% to     1.78%
   2004            24,005    1.37    to    3.81    77,599        6.32%    0.40%   to    0.80%     4.83% to     6.84%
   2003            17,070    1.28    to    3.59    54,291        6.70%    0.40%   to    0.80%    13.66% to    14.58%
Phoenix Multi-Sector Short Term Bond Series
   2007             9,350    1.16    to    1.21    10,938        5.56%        -   to    0.80%     3.15% to     3.98%
   2006             8,836    1.13    to    1.16    10,021        4.66%        -   to    0.80%     4.87% to     5.71%
   2005             8,761    1.08    to    1.10     9,461        4.05%        -   to    0.80%     0.55% to     1.36%
   2004             3,340    1.07    to    1.08     3,579        4.52%    0.50%   to    0.80%     4.20% to     5.33%
   2003/6/          1,438    1.02    to    1.03     1,473        6.22%    0.50%   to    0.80%     1.19% to     2.47%
Phoenix Strategic Allocation Series
   2007            15,665    1.36    to    5.24    72,855        2.65%        -   to    0.80%     5.13% to     5.99%
   2006            16,980    1.29    to    4.97    75,169        2.59%        -   to    0.80%    11.79% to    12.69%
   2005            19,364    1.15    to    4.43    76,320        2.31%        -   to    0.80%     0.98% to     1.79%
   2004            22,231    1.14    to    4.38    86,581        2.59%    0.40%   to    0.80%     6.60% to     7.46%
   2003            24,395    1.06    to    4.09    90,921        2.66%    0.40%   to    0.80%    18.91% to    19.87%
Phoenix-Aberdeen International Series
   2007            28,169    1.77    to    4.40   111,898        1.53%        -   to    0.80%    14.02% to    14.94%
   2006            30,187    1.54    to    3.85   105,044        2.21%        -   to    0.80%    14.36% to    27.37%
   2005            26,527    1.21    to    3.04    74,716        4.34%        -   to    0.80%    17.62% to    18.57%
   2004            26,538    1.02    to    2.57    63,926        2.80%    0.40%   to    0.80%    19.82% to    20.78%
   2003            25,947    0.85    to    2.14    52,769        1.94%    0.40%   to    0.80%    30.81% to    41.79%
Phoenix-Alger Small-Cap Growth Series
   2007             6,482    2.43    to    2.53    15,788            -        -   to    0.80%     1.94% to    16.10%
   2006             7,108    2.11    to    2.18    15,016        0.03%        -   to    0.80%     0.87% to    19.45%
   2005             1,868    1.78    to    1.83     3,329            -        -   to    0.80%    14.72% to    15.64%
   2004             1,661    1.55    to    1.58     2,578            -    0.40%   to    0.80%  (10.27%) to     2.12%
   2003             1,052    1.53    to    1.55     1,609            -    0.80%   to    0.80%    44.83% to    53.38%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007             7,484    2.81    to    4.83    32,925        1.23%        -   to    0.80%  (16.39%) to  (15.71%)
   2006             8,741    3.34    to    5.76    46,224        1.30%        -   to    0.80%    19.51% to    37.07%
   2005             9,163    2.45    to    4.22    35,760        1.74%        -   to    0.80%    14.18% to    15.10%
   2004             9,283    2.14    to    3.69    31,799        2.48%    0.40%   to    0.80%    33.61% to    34.69%
   2003             8,324    1.59    to    2.75    21,543        3.49%    0.40%   to    0.80%    37.16% to    38.27%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007             2,169    1.20    to    1.22     2,612        1.12%        -   to    0.80%     2.33% to     8.45%
   2006/10/         1,043    1.12    to    1.13     1,166        2.23%        -   to    0.80%   (0.47%) to    12.47%
   2005                 -       -    to       -         -            -        -   to        -         - to         -
   2004                 -       -    to       -         -            -        -   to        -         - to         -
   2003                 -       -    to       -         -            -        -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                          For the periods ended December 31,
                   -------------------------------------     -------------------------------------------------
                                Unit               Net       Investment    Expense                 Total
                    Units      Value             Assets        Income     Ratio /2/              Return /3/
                   (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -------- -------------------  --------    ---------- -------------------  ------------------

Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007             7,147   1.17    to    1.19    8,431         1.58%       -   to    0.80%    7.46% to    8.33%
   2006/10/         3,465   1.09    to    1.10    3,794         3.81%       -   to    0.80%    6.50% to   10.18%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007               330   1.12    to    1.14      371         2.98%       -   to    0.80%    3.01% to    7.11%
   2006/10/           342   1.05    to    1.05      359        23.55%   0.80%   to    0.80%    0.01% to    5.51%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007             2,885   1.16    to    1.18    3,354         2.42%       -   to    0.80%    7.63% to    8.50%
   2006/10/           891   1.08    to    1.09      962         3.37%       -   to    0.80%    7.82% to    9.41%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007            18,095   1.99    to    2.65   37,502         0.13%       -   to    0.80%    1.18% to    2.00%
   2006            18,880   1.97    to    2.60   38,670         0.42%       -   to    0.80%    6.30% to   14.91%
   2005            19,166   1.73    to    2.26   34,422         0.11%       -   to    0.80%    6.87% to    7.73%
   2004            19,686   1.62    to    2.10   33,069         0.18%   0.40%   to    0.80%   19.44% to   20.41%
   2003            18,177   1.35    to    1.74   25,502         0.19%   0.40%   to    0.80%   39.85% to   40.97%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007             9,234   2.04    to    2.35   21,096             -       -   to    0.80%  (2.89%) to  (2.10%)
   2006            10,242   2.10    to    2.42   24,109         0.22%       -   to    0.80%    7.72% to   16.75%
   2005            10,410   1.81    to    2.09   21,154             -       -   to    0.80%    6.60% to    7.46%
   2004             9,737   1.69    to    1.96   18,554             -   0.40%   to    0.80%   21.69% to   22.67%
   2003             8,071   1.38    to    1.61   12,639             -   0.40%   to    0.80%   42.71% to   43.86%
Phoenix-Van Kampen Comstock Series
   2007            19,825   1.16    to    1.86   34,764         1.55%       -   to    0.80%  (3.00%) to  (2.22%)
   2006            22,954   1.19    to    1.92   41,460         1.70%       -   to    0.80%   19.93% to   20.90%
   2005            25,376   0.98    to    1.60   37,974         1.14%       -   to    0.80%    4.59% to    5.43%
   2004            31,005   0.93    to    1.53   44,642         0.98%   0.40%   to    0.80%   12.01% to   12.92%
   2003            21,152   0.82    to    1.37   27,660         0.95%   0.40%   to    0.80%   22.88% to   23.88%
Phoenix-Van Kampen Equity 500 Index Series
   2007            32,959   1.14    to    1.58   51,242         1.29%       -   to    0.80%  (0.78%) to    4.87%
   2006            37,558   1.08    to    1.52   55,894         1.36%       -   to    0.80%    3.32% to   14.21%
   2005            29,694   0.95    to    1.34   39,178         1.25%       -   to    0.80%    2.86% to    3.69%
   2004            31,432   0.92    to    1.30   40,342         1.48%   0.50%   to    0.80%    8.96% to    9.84%
   2003            31,533   0.83    to    1.19   37,193         1.12%   0.50%   to    0.80%   25.22% to   26.23%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                             For the periods ended December 31,
                    ---------------------------------------      --------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/              Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  -------------------

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007              2,351    1.17    to    1.18    2,742           6.15%       -   to    0.80%    15.16% to   22.15%
   2006/12/            361    0.95    to    0.95      344           8.40%   0.80%   to    0.80%   (6.38%) to  (5.42%)
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Real Return Portfolio - Advisor Class
   2007                848    1.12    to    1.13      948           4.54%       -   to    0.80%     1.65% to   10.53%
   2006/18/            163    1.02    to    1.02      166           4.58%       -   to    0.80%   (0.71%) to    1.62%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Total Return Portfolio - Advisor Class
   2007              1,232    1.12    to    1.13    1,378           4.72%       -   to    0.80%     4.08% to    8.04%
   2006/15/            562    1.04    to    1.04      582           4.54%   0.80%   to    0.80%     3.67% to    3.95%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007                277    0.89    to    0.93      250           4.42%       -   to    0.80%   (5.28%) to  (4.51%)
   2006                319    0.94    to    0.97      302           3.46%       -   to    0.80%     7.24% to    8.11%
   2005                583    0.88    to    0.90      513               -       -   to    0.80%   (6.00%) to  (5.24%)
   2004                481    0.93    to    0.95      451               -   0.80%   to    0.80%  (11.38%) to  (6.95%)
   2003/4/             485    1.05    to    1.06      512               -   0.80%   to    0.80%   (4.35%) to    6.62%
Rydex Variable Trust Nova Fund
   2007                201    1.70    to    1.76      341           1.18%       -   to    0.80%     0.31% to    1.13%
   2006                296    1.69    to    1.74      500           1.20%       -   to    0.80%    16.13% to   19.27%
   2005                402    1.43    to    1.46      575           0.30%       -   to    0.80%   (3.15%) to   11.24%
   2004                302    1.39    to    1.40      419           0.05%   0.80%   to    0.80%    13.71% to   14.62%
   2003/5/             232    1.22    to    1.22      283               -   0.80%   to    0.80%     9.08% to   21.02%
Rydex Variable Trust Sector Rotation Fund
   2007                951    1.93    to    2.00    1,833               -       -   to    0.80%    21.76% to   22.75%
   2006              1,053    1.58    to    1.63    1,668               -       -   to    0.80%  (11.88%) to   11.39%
   2005              1,779    1.43    to    1.46    2,549               -       -   to    0.80%    12.80% to   13.71%
   2004                400    1.27    to    1.29      508               -   0.80%   to    0.80%     9.83% to   10.71%
   2003/6/             187    1.16    to    1.16      216               -   0.80%   to    0.80%     1.82% to   16.55%
Sentinel Variable Products Balanced Fund
   2007/23/             17    1.02    to    1.02       17          18.47%   0.80%   to    0.80%   (2.04%) to  (2.04%)
   2006                  -       -    to       -        -               -       -   to        -         - to        -
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                      At December 31,                      For the periods ended December 31,
                -----------------------------------    ------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/             Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  -----------------

Sentinel Variable Products Bond Fund
   2007/21/        216  1.02    to    1.02      220      22.26%       -   to    0.80%    0.53%  to   3.20%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Common Stock Fund
   2007/21/        580  1.02    to    1.03      595       9.56%       -   to    0.80%  (2.30%)  to   4.73%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Mid Cap Growth Fund
   2007/22/        222  1.08    to    1.08      239           -   0.80%   to    0.80%  (2.00%)  to   6.77%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Small Company Fund
   2007/21/         94  1.01    to    1.01       95       5.15%       -   to    0.80%  (3.07%)  to   2.86%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Templeton Developing Markets Securities Fund - Class 2
   2007          2,855  3.74    to    3.78   10,785       2.14%       -   to    0.80%   27.75%  to  28.78%
   2006          1,548  2.91    to    2.96    4,576       1.05%       -   to    0.80%   27.07%  to  28.09%
   2005            920  2.27    to    2.33    2,142       1.33%       -   to    0.80%   26.41%  to  27.43%
   2004          1,061  1.78    to    1.84    1,953       1.83%   0.50%   to    0.80%   23.71%  to  24.71%
   2003          1,162  1.43    to    1.49    1,728       1.20%   0.50%   to    0.80%   51.77%  to  52.99%
Templeton Foreign Securities Fund - Class 2
   2007         14,659  1.74    to    1.93   27,401       1.95%       -   to    0.80%  (0.11%)  to  15.46%
   2006         15,821  1.51    to    1.68   25,791       1.25%       -   to    0.80%   20.48%  to  21.44%
   2005         15,502  1.24    to    1.40   20,939       1.14%       -   to    0.80%    9.29%  to  10.17%
   2004         15,159  1.13    to    1.28   18,689       1.06%   0.40%   to    0.80%   17.58%  to  18.53%
   2003         12,805  0.95    to    1.09   13,445       1.75%   0.40%   to    0.80%   31.15%  to  32.21%
Templeton Global Asset Allocation Fund - Class 2
   2007            543  1.82    to    2.13    1,143      17.52%       -   to    0.80%    9.13%  to  10.01%
   2006            578  1.65    to    1.95    1,115       7.09%       -   to    0.80%   20.14%  to  21.11%
   2005            611  1.37    to    1.62      981       3.77%       -   to    0.80%    2.73%  to   3.55%
   2004            687  1.32    to    1.58    1,072       2.82%   0.80%   to    0.80%   14.79%  to  15.72%
   2003            720  1.14    to    1.38      977       2.55%   0.80%   to    0.80%   30.90%  to  31.95%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                      For the periods ended December 31,
               -----------------------------------    --------------------------------------------------
                           Unit               Net     Investment    Expense                Total
                Units     Value             Assets      Income     Ratio /2/             Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  -------------------

Templeton Growth Securities Fund - Class 2
   2007        11,356  1.63    to    2.19   23,759      1.32%        -   to    0.80%   1.52%  to    2.35%
   2006        11,184  1.60    to    2.15   23,091      1.31%        -   to    0.80%  20.84%  to   21.81%
   2005        11,543  1.32    to    1.78   19,693      1.15%        -   to    0.80%   8.00%  to    8.86%
   2004        16,126  1.22    to    1.65   23,254      1.20%    0.40%   to    0.80%  15.10%  to   16.03%
   2003        13,781  1.05    to    1.43   17,313      1.54%    0.40%   to    0.80%  31.08%  to   32.14%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007           463  1.10    to    1.12      513      1.74%        -   to    0.80%   2.53%  to    3.36%
   2006/17/       224  1.08    to    1.08      242      0.57%        -   to    0.80%   9.32%  to   10.40%
   2005             -     -    to       -        -          -        -   to        -       -  to        -
   2004             -     -    to       -        -          -        -   to        -       -  to        -
   2003             -     -    to       -        -          -        -   to        -       -  to        -
Wanger International Select
   2007         5,831  1.62    to    3.69   19,013      0.67%        -   to    0.80%  19.50%  to   21.78%
   2006         5,240  1.34    to    3.05   14,343      0.28%        -   to    0.80%  34.91%  to   36.00%
   2005         5,072  0.99    to    2.26   10,353      1.89%        -   to    0.80%  15.50%  to   16.43%
   2004         4,500  0.85    to    1.96    7,964      0.29%    0.40%   to    0.80%  14.54%  to   24.34%
   2003         4,340  0.69    to    1.59    6,293      0.29%    0.50%   to    0.80%  40.11%  to   41.24%
Wanger International Small Cap
   2007        16,383  2.44    to    4.64   70,841      0.88%        -   to    0.80%  15.38%  to   16.31%
   2006        18,094  2.10    to    4.01   68,022      0.55%        -   to    0.80%  14.10%  to   37.16%
   2005        19,512  1.53    to    2.94   54,231      1.03%        -   to    0.80%  20.56%  to   21.53%
   2004        19,133  1.26    to    2.43   43,806      0.69%    0.40%   to    0.80%  29.23%  to   30.27%
   2003        20,004  0.96    to    1.87   35,683      0.30%    0.40%   to    0.80%  47.67%  to   48.87%
Wanger Select
   2007         6,891  2.19    to    3.23   19,781          -        -   to    0.80%   8.51%  to    9.39%
   2006         6,289  2.02    to    2.98   16,533      0.37%        -   to    0.80%  18.75%  to   19.70%
   2005         5,884  1.69    to    2.51   13,086          -        -   to    0.80%   9.61%  to   10.49%
   2004         5,217  1.54    to    2.29   10,553          -    0.40%   to    0.80%  18.35%  to   19.31%
   2003         3,832  1.30    to    1.93    6,651          -    0.40%   to    0.80%  29.68%  to   30.73%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                At December 31,                      For the periods ended December 31,
          -----------------------------------    --------------------------------------------------
                      Unit               Net     Investment    Expense                Total
           Units     Value             Assets      Income     Ratio /2/             Return /3/
          (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
          ------- -------------------  -------   ---------- -------------------  -------------------

Wanger U.S. Smaller Companies
   2007   26,061  1.77    to    3.10   77,914          -        -   to    0.80%   4.54%  to    5.39%
   2006   29,901  1.68    to    2.96   85,779      0.23%        -   to    0.80%   0.83%  to    7.87%
   2005   33,469  1.57    to    2.76   89,736          -        -   to    0.80%  10.37%  to   11.25%
   2004   36,841  1.41    to    2.49   89,664          -    0.40%   to    0.80%  17.39%  to   18.33%
   2003   34,006  1.20    to    2.12   70,547          -    0.40%   to    0.80%  42.08%  to   43.22%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception June 2, 2003 to     /14/ From inception May 12, 2006 to
    December 31, 2003.                  December 31, 2006.
 /5/ From inception June 3, 2003 to     /15/ From inception May 16, 2006 to
    December 31, 2003.                  December 31, 2006.
 /6/ From inception June 4, 2003 to     /16/ From inception May 18, 2006 to
    December 31, 2003.                  December 31, 2006.
 /7/ From inception December 3, 2004    /17/ From inception May 24, 2006 to
    to December 31, 2004.               December 31, 2006.
 /8/ From inception April 21, 2005 to   /18/ From inception June 1, 2006 to
    December 31, 2005.                  December 31, 2006.
 /9/ From inception April 29, 2005 to   /19/ From inception June 7, 2006 to
    December 31, 2005.                  December 31, 2006.
 /10/ From inception February 6, 2006   /20/ From inception January 30, 2007
    to December 31, 2006.               to December 31, 2007.
 /11/ From inception April 28, 2006 to  /21/ From inception September 11,
    December 31, 2006.                  2007 to December 31, 2007.
 /12/ From inception May 2, 2006 to     /22/ From inception October 9, 2007
    December 31, 2006.                  to December 31, 2007.
 /13/ From inception May 8, 2006 to     /23/ From inception October 29, 2007
    December 31, 2006.                  to December 31, 2007.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Policy Loans
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $76,551,108 and $70,310,745, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy's face amount and policy duration may vary, the administrative charge may also vary.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee charges

Phoenix will make deductions at a maximum rate of 0.80% of the contracts value for the mortality and expense risks and 0.20% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $10,466,884 and $9,058,453, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Liquidations and Mergers
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 10--Liquidations and Mergers (Continued)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 11--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 12--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 13--Other
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 13--Other (Continued)
The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, CT
March 21, 2008

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4262 (C) 2008 The Phoenix Companies, Inc.
                                                                           2-08





--------------------------------------------------------------------------------



         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2007 AND 2006

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------
Report of Independent Registered Public Accounting Firm ..................................................        F-3

Consolidated Balance Sheet as of December 31, 2007 and 2006 ..............................................        F-4

Consolidated Statement of Income and Comprehensive Income for the years ended
  December 31, 2007, 2006 and 2005 .......................................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2007, 2006 and 2005 .......................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2007, 2006 and 2005 .......................................................................        F-7

Notes to Financial Statements ............................................................................      F-8 - F-44


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income, statement of cash flows and statement of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

March 25, 2008, except as it relates to the effects of the change in accounting for reinsurance of certain of the Company's long duration insurance contracts as reflected in Note 2 to the financial statements, as to which the date is July 31, 2008.

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2007 AND 2006

                                                                                         2007           2006
                                                                                      -----------    -----------
ASSETS:
Available-for-sale debt securities, at fair value ................................   $  11,924.7    $  12,549.9
Available-for-sale equity securities, at fair value ..............................         191.8          174.5
Mortgage loans, at unpaid principal balances .....................................          15.6           71.9
Venture capital partnerships, at equity in net assets ............................         173.3          116.8
Policy loans, at unpaid principal balances .......................................       2,380.5        2,322.0
Other invested assets ............................................................         417.1          306.9
                                                                                     -----------    -----------
                                                                                        15,103.0       15,542.0
Available-for-sale debt and equity securities pledged as collateral,
   at fair value .................................................................         219.1          267.8
                                                                                     -----------    -----------
Total investments ................................................................      15,322.1       15,809.8
Cash and cash equivalents ........................................................         366.8          289.0
Accrued investment income ........................................................         204.2          208.3
Premiums, accounts and notes receivable ..........................................         178.2          234.3
Deferred policy acquisition costs ................................................       2,080.9        1,746.5
Goodwill .........................................................................           5.2            5.2
Other assets .....................................................................         165.9          147.0
Separate account assets ..........................................................      10,820.3        9,458.6
                                                                                     -----------    -----------
TOTAL ASSETS .....................................................................   $  29,143.6    $  27,898.7
                                                                                     ===========    ===========
LIABILITIES:
Policy liabilities and accruals ..................................................   $  13,816.7    $  13,525.7
Policyholder deposit funds .......................................................       1,808.9        2,228.4
Indebtedness .....................................................................         174.0          174.0
Deferred income taxes ............................................................          76.8           67.1
Other liabilities ................................................................         349.8          310.4
Non-recourse collateralized obligations ..........................................         317.9          344.0
Separate account liabilities .....................................................      10,820.3        9,458.6
                                                                                     -----------    -----------
TOTAL LIABILITIES ................................................................      27,364.4       26,108.2
                                                                                     -----------    -----------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES ..................................          10.4            7.7
                                                                                     -----------    -----------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding) .......          10.0           10.0
Additional paid-in capital .......................................................       1,716.0        1,714.9
Retained earnings ................................................................         115.8           73.7
Accumulated other comprehensive loss .............................................         (73.0)         (15.8)
                                                                                     -----------    -----------
TOTAL STOCKHOLDER'S EQUITY .......................................................       1,768.8        1,782.8
                                                                                     -----------    -----------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY ....................   $  29,143.6    $  27,898.7
                                                                                     ===========    ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                    2007            2006           2005
                                                                                -----------     -----------    -----------
REVENUES:
Premiums.....................................................................   $     798.3     $     839.7    $     928.7
Insurance and investment product fees........................................         505.2           406.0          319.7
Investment income, net of expenses...........................................       1,034.8         1,028.1        1,090.2
Net realized investment gains (losses).......................................          (8.2)           73.8          (53.2)
                                                                                -----------     -----------    -----------
TOTAL REVENUES...............................................................       2,330.1         2,347.6        2,285.4
                                                                                -----------     -----------    -----------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,318.5         1,341.1        1,376.7
Policyholder dividends.......................................................         380.0           399.1          364.4
Policy acquisition cost amortization.........................................         192.9           145.6           99.6
Interest expense on indebtedness.............................................          12.4            14.5           14.7
Interest expense on non-recourse collateralized obligations..................          15.4            18.7           29.4
Other operating expenses.....................................................         229.5           209.9          241.4
                                                                                -----------     -----------    -----------
TOTAL BENEFITS AND EXPENSES..................................................       2,148.7         2,128.9        2,126.2
                                                                                -----------     -----------    -----------
Income from continuing operations before income taxes and
  minority interest..........................................................         181.4           218.7          159.2
Applicable income tax expense................................................         (38.7)          (70.7)         (39.3)
                                                                                -----------     -----------    -----------
Income from continuing operations before minority interest...................         142.7           148.0          119.9
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.3)          (0.1)
                                                                                -----------     -----------    -----------
Income from continuing operations............................................         141.8           147.7          119.8
Income (loss) from discontinued operations...................................          (3.5)            1.1            1.1
                                                                                -----------     -----------    -----------
NET INCOME...................................................................   $     138.3     $     148.8    $     120.9
                                                                                ===========     ===========    ===========
COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     138.3     $     148.8    $     120.9
OTHER COMPREHENSIVE LOSS.....................................................         (57.2)          (17.3)         (47.0)
                                                                                -----------     -----------    -----------
COMPREHENSIVE INCOME.........................................................   $      81.1     $     131.5    $      73.9
                                                                                ===========     ===========    ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                    2007            2006           2005
                                                                                -----------     -----------    -----------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     141.8     $     147.7    $     119.8
Proceeds from sale of trading equity securities..............................          --              --            129.7
Net realized investment (gains) losses.......................................           8.2           (73.8)          53.2
Amortization and depreciation................................................          12.3             8.7            6.9
Investment gains.............................................................         (73.6)          (45.1)        (129.9)
Deferred income taxes........................................................          29.5            39.6           38.2
(Increase) decrease in receivables...........................................          18.6           (15.4)         (18.6)
Increase in deferred policy acquisition costs................................        (271.0)         (183.6)         (88.1)
Increase in policy liabilities and accruals..................................         408.5           349.8          327.6
Other assets and other liabilities net change................................           9.5           (21.2)          23.9
                                                                                -----------     -----------    -----------
Cash from continuing operations..............................................         283.8           206.7          462.7
Discontinued operations, net.................................................         (10.8)           21.8            5.4
                                                                                -----------     -----------    -----------
CASH FROM OPERATING ACTIVITIES...............................................         273.0           228.5          468.1
                                                                                -----------     -----------    -----------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,278.0)       (4,713.2)      (4,852.4)
Investment sales, repayments and maturities..................................       4,574.8         5,561.3        4,801.7
Debt and equity securities pledged as collateral sales.......................          33.3            26.5          956.0
Subsidiary sales.............................................................          --              --             10.7
Premises and equipment additions.............................................         (19.6)          (18.2)         (25.1)
Premises and equipment dispositions..........................................          --              --             17.3
Discontinued operations, subsidiary purchase.................................          (5.0)           --             --
Sale of discontinued operations..............................................          14.9            --             --
Discontinued operations, net.................................................          19.6           (32.8)           1.2
                                                                                -----------     -----------    -----------
CASH FROM INVESTING ACTIVITIES...............................................         340.0           823.6          909.4
                                                                                -----------     -----------    -----------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         745.9           638.6          609.6
Policyholder deposit fund withdrawals........................................      (1,167.4)       (1,470.9)      (1,041.3)
Indebtedness repayments......................................................          --             (30.2)          --
Collateralized obligations repayments........................................         (23.3)          (39.5)      (1,009.1)
Common stock dividends paid..................................................         (92.2)          (87.5)         (35.1)
Contributions from minority interests........................................           1.8             0.8           --
                                                                                -----------     -----------    -----------
CASH FOR FINANCING ACTIVITIES................................................        (535.2)         (988.7)      (1,475.9)
                                                                                -----------     -----------    -----------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          77.8            63.4          (98.4)
Cash and cash equivalents, beginning of year.................................         289.0           225.6          324.0
                                                                                -----------     -----------    -----------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     366.8     $     289.0    $     225.6
                                                                                ===========     ===========    ===========

Included in cash and cash equivalents above is cash pledged as collateral of $12.0 million, $3.1 million and $15.2 million at December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
ADDITIONAL PAID-IN CAPITAL:
Tax benefit on employee stock option awards..................................   $       1.1     $      --      $      --

RETAINED EARNINGS:
Adjustment for initial application of FIN 48 (Note 2)........................          (4.0)           --             --
Net income...................................................................         138.3           148.8          120.9
Common stock dividends declared..............................................         (92.2)          (87.5)         (35.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.....................................................         (57.2)          (17.3)         (47.0)
                                                                                -----------     -----------    -----------
CHANGE IN STOCKHOLDER'S EQUITY...............................................         (14.0)           44.0           38.8
Stockholder's equity, beginning of year......................................       1,782.8         1,738.8        1,700.0
                                                                                -----------     -----------    -----------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,768.8     $   1,782.8    $   1,738.8
                                                                                ===========     ===========    ===========




The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (SFAS
113). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits (EGPs) consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs to include the effects of reinsurance, where previously these effects had not been included.

We adopted the new method because we believe that it better reflects the economics of the underlying reinsurance activity by better matching the reinsurance recovery with the insured loss that gave rise to that recovery. We also believe that the new method is consistent with management's intent in purchasing reinsurance, which is to protect the Company against large and unexpected claims. Amounts from current and prior periods have been adjusted to apply the new method retrospectively in these financial statements. The following financial statement line items were affected by the change in accounting principle. Certain balances shown "as originally reported" have been reclassified to conform to the current period presentation.

Income Statement
----------------

($ in millions)                                                          YEAR ENDED DECEMBER 31, 2007
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------

Insurance and investment product fees                    $      505.2            $      505.8             $       (0.6)
Policy benefits, excluding policyholder dividends             1,318.5                 1,303.7                     14.8
Policy acquisition cost amortization                            192.9                   198.6                     (5.7)
Applicable income tax (expense) benefit                         (38.7)                  (42.1)                     3.4
Net income (loss)                                               138.3                   144.6                     (6.3)

($ in millions)                                                          YEAR ENDED DECEMBER 31, 2006
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Insurance and investment product fees                    $      406.0            $      406.4             $       (0.4)
Policy benefits, excluding policyholder dividends             1,341.1                 1,331.5                      9.6
Policy acquisition cost amortization                            145.6                   148.5                     (2.9)
Applicable income tax (expense) benefit                         (70.7)                  (73.2)                     2.5
Net income (loss)                                               148.8                   153.4                     (4.6)

Balance Sheet
-------------

($ in millions)                                                                DECEMBER 31, 2007
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Deferred policy acquisition costs                        $    2,080.9            $    2,072.2             $        8.7
Policy liabilities and accruals                              13,816.7                13,791.2                     25.5
Deferred income tax liability                                    76.8                    82.7                     (5.9)
Retained earnings                                               115.8                   126.7                    (10.9)

($ in millions)                                                                DECEMBER 31, 2006
                                                    ------------------------------------------------------------------------
                                                         AS ADJUSTED         AS ORIGINALLY REPORTED     EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Deferred policy acquisition costs                        $    1,746.5            $    1,743.6             $        2.9
Policy liabilities and accruals                              13,525.7                13,515.7                     10.0
Deferred income tax liability                                    67.1                    69.6                     (2.5)
Retained earnings                                                73.7                    78.3                     (4.6)

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See Note 14 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale of our equity holdings in Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company, for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million in our 2005 consolidated statement of operations.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. In the first quarter of 2007, 2006 and 2005, we realized after-tax gains of $8.9 million, $6.5 million and $9.3 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.

4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ in millions)                                                                 ---------------------------
                                                                                   2007            2006         INCEPTION
                                                                                -----------     -----------    -----------
Debt securities..............................................................   $   6,919.4     $   7,000.5    $   4,773.1
Equity securities............................................................         134.0           120.5           --
Mortgage loans...............................................................          12.7            66.5          399.0
Venture capital partnerships.................................................         157.3            97.9           --
Policy loans.................................................................       1,357.1         1,346.6        1,380.0
Other investments............................................................         123.7            85.5           --
                                                                                -----------     -----------    -----------
Total closed block investments...............................................       8,704.2         8,717.5        6,552.1
Cash and cash equivalents....................................................          67.8            66.3           --
Accrued investment income....................................................         112.1           112.8          106.8
Receivables..................................................................          44.7            46.7           35.2
Deferred income taxes........................................................         329.3           329.8          389.4
Other closed block assets....................................................          10.0            19.9            6.2
                                                                                -----------     -----------    -----------
TOTAL CLOSED BLOCK ASSETS....................................................       9,268.1         9,293.0        7,089.7
                                                                                -----------     -----------    -----------
Policy liabilities and accruals..............................................       9,811.2         9,798.8        8,301.7
Policyholder dividends payable...............................................         332.8           331.7          325.1
Policyholder dividend obligation.............................................         246.0           326.9           --
Other closed block liabilities...............................................          49.3            47.9           12.3
                                                                                -----------     -----------    -----------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,439.3        10,505.3        8,639.1
                                                                                -----------     -----------    -----------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,171.2     $   1,212.3    $   1,549.4
                                                                                ===========     ===========    ===========

CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM        ------------------------------------------
                                                                  INCEPTION        2007            2006           2005
                                                                 -----------    -----------     -----------    -----------
Premiums.....................................................    $   7,584.5    $     745.6     $     786.5    $     881.6
Net investment income........................................        4,440.0          571.6           540.7          556.5
Net realized investment losses...............................          (73.4)          (0.6)           40.2          (21.9)
                                                                 -----------    -----------     -----------    -----------
TOTAL REVENUES...............................................       11,951.1        1,316.6         1,367.4        1,416.2
                                                                 -----------    -----------     -----------    -----------
Policy benefits, excluding dividends.........................        8,115.5          869.2           898.6          980.1
Other operating expenses.....................................           78.9            6.1             6.3            8.6
                                                                 -----------    -----------     -----------    -----------
Total benefits and expenses,
  excluding policyholder dividends...........................        8,194.4          875.3           904.9          988.7
                                                                 -----------    -----------     -----------    -----------
Closed block contribution to income
  before dividends and income taxes..........................        3,756.7          441.3           462.5          427.5
Policyholder dividends.......................................       (3,141.7)        (379.3)         (398.5)        (363.7)
                                                                 -----------    -----------     -----------    -----------
Closed block contribution to income before income taxes......          615.0           62.0            64.0           63.8
Applicable income tax expense................................         (214.3)         (20.9)          (22.0)         (22.2)
                                                                 -----------    -----------     -----------    -----------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     400.7    $      41.1     $      42.0    $      41.6
                                                                 ===========    ===========     ===========    ===========

Policyholder dividends provided through earnings.............    $   3,186.9    $     379.3     $     398.5    $     363.7
Policyholder dividends provided through
  other comprehensive income.................................           46.4         (121.5)          (73.7)        (194.9)
                                                                 -----------    -----------     -----------    -----------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        3,233.3          257.8           324.8          168.8
POLICYHOLDER DIVIDENDS PAID..................................       (2,979.6)        (337.6)         (339.2)        (397.2)
                                                                 -----------    -----------     -----------    -----------
Change in policyholder dividend liabilities..................          253.7          (79.8)          (14.4)        (228.4)
Policyholder dividend liabilities, beginning of period.......          325.1          658.6           673.0          901.4
                                                                 -----------    -----------     -----------    -----------
Policyholder dividend liabilities, end of period.............          578.8          578.8           658.6          673.0
Policyholder dividends payable, end of period................         (332.8)        (332.8)         (331.7)        (338.9)
                                                                 -----------    -----------     -----------    -----------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     246.0    $     246.0     $     326.9    $     334.1
                                                                 ===========    ===========     ===========    ===========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 80% to 90% of the mortality risk on most new issues of term insurance.

     o In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2.0 million or greater.

     o On January 1, 1996, we entered into a reinsurance arrangement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.
     o We cede 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to cede 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Direct premiums..............................................................   $     886.6     $     917.5    $     994.7
Premiums assumed from reinsureds.............................................          13.6            13.7           14.0
Premiums ceded to reinsurers.................................................        (101.9)          (91.5)         (80.0)
                                                                                -----------     -----------    -----------
PREMIUMS.....................................................................   $     798.3     $     839.7    $     928.7
                                                                                ===========     ===========    ===========
Percentage of amount assumed to net premiums.................................           1.7%            1.6%           1.5%
                                                                                ===========     ===========    ===========

Direct policy benefits incurred..............................................   $     560.7     $     486.4    $     440.1
Policy benefits assumed from reinsureds......................................          17.9            14.8            8.2
Policy benefits ceded to reinsurers..........................................         (91.9)          (64.8)         (56.4)
                                                                                -----------     -----------    -----------
POLICY BENEFITS..............................................................   $     486.7     $     436.4    $     391.9
                                                                                ===========     ===========    ===========

Direct life insurance in force...............................................   $ 155,862.7     $ 143,120.6    $ 133,990.2
Life insurance in force assumed from reinsureds..............................       1,937.0         1,838.7        1,810.5
Life insurance in force ceded to reinsurers..................................     (96,150.1)      (90,812.5)     (83,144.7)
                                                                                -----------     -----------    -----------
LIFE INSURANCE IN FORCE......................................................   $  61,649.6     $  54,146.8    $  52,656.0
                                                                                ===========     ===========    ===========
Percentage of amount assumed to net insurance in force.......................           3.1%            3.4%           3.4%
                                                                                ===========     ===========    ===========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $831.8 million, $904.7 million and $984.8 million, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005.

Irrevocable letters of credit aggregating $56.4 million at December 31, 2007 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.


6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Policy acquisition costs deferred............................................   $     463.8     $     329.2    $     187.7
Costs amortized to expenses:
  Recurring costs............................................................        (192.6)         (149.0)        (114.3)
  Credit related to realized investment gains (losses).......................          (0.2)            3.4           14.7
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          63.4            16.2           70.5
                                                                                -----------     -----------    -----------
Change in deferred policy acquisition costs..................................         334.4           199.8          158.6
Deferred policy acquisition costs, beginning of year.........................       1,746.5         1,546.7        1,388.1
                                                                                -----------     -----------    -----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   2,080.9     $   1,746.5    $   1,546.7
                                                                                ===========     ===========    ===========

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income, as well as increased unearned revenue liabilities by $3.5 million, increased benefit reserves by $7.2 million, increased reinsurance liability by $0.2 million and decreased amortization by $19.1 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 23.0% and 26.8% of the face value of total individual life insurance in force at December 31, 2007 and 2006, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2007 and 2006, less administrative charges.


8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                         ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                 -----------    -----------     -----------    -----------
GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 ===========    ===========     ===========    ===========

9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                 -----------    -----------     -----------    -----------
U.S. government and agency...................................    $     611.1    $     597.7     $     688.5    $     674.1
State and political subdivision..............................          234.3          224.7           262.6          253.0
Foreign government...........................................          197.2          172.0           269.6          237.9
Corporate....................................................        7,023.0        7,047.3         7,179.0        7,111.7
Mortgage-backed..............................................        2,826.9        2,876.3         3,072.4        3,067.1
Other asset-backed...........................................        1,032.2        1,107.2         1,077.8        1,060.3
                                                                 -----------    -----------     -----------    -----------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  11,924.7    $  12,025.2     $  12,549.9    $  12,404.1
                                                                 ===========    ===========     ===========    ===========

Amounts applicable to the closed block.......................    $   6,919.4    $   6,898.1     $   7,000.5    $   6,858.2
                                                                 ===========    ===========     ===========    ===========

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     191.8    $     159.5     $     174.5    $     143.4
                                                                 ===========    ===========     ===========    ===========

Amounts applicable to the closed block.......................    $     134.0    $     109.2     $     120.5    $      95.2
                                                                 ===========    ===========     ===========    ===========

UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                      ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                 -----------    -----------     -----------    -----------
U.S. government and agency...................................    $      21.6    $      (8.2)    $      21.0    $      (6.6)
State and political subdivision..............................           10.9           (1.3)           12.1           (2.5)
Foreign government...........................................           25.3           (0.1)           32.5           (0.8)
Corporate....................................................          161.5         (185.8)          168.6         (101.3)
Mortgage-backed..............................................           39.8          (89.2)           45.9          (40.6)
Other asset-backed...........................................            9.7          (84.7)           22.7           (5.2)
                                                                 -----------    -----------     -----------    -----------
DEBT SECURITIES GAINS (LOSSES)...............................    $     268.8    $    (369.3)    $     302.8    $    (157.0)
                                                                 ===========    ===========     ===========    ===========
DEBT SECURITIES NET GAINS (LOSSES)...........................                   $    (100.5)    $     145.8
                                                                                ===========     ===========

EQUITY SECURITIES GAINS (LOSSES).............................    $      37.0    $      (4.7)    $      34.2    $      (3.1)
                                                                 ===========    ===========     ===========    ===========
EQUITY SECURITIES NET GAINS..................................    $      32.3                    $      31.1
                                                                 ===========                    ===========

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2007
DEBT AND EQUITY SECURITIES:                  ------------------------------------------------------------------------------
($ in millions)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ------------------------    -----------------------    -----------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES
U.S. government and agency................   $     12.6    $     (0.7)   $    133.9   $     (7.5)   $    146.5   $     (8.2)
State and political subdivision...........          1.2          --            47.4         (1.3)         48.6         (1.3)
Foreign government........................          0.2          --             8.9         (0.1)          9.1         (0.1)
Corporate.................................      1,064.0         (68.2)      2,240.6       (117.6)      3,304.6       (185.8)
Mortgage-backed...........................        447.7         (35.0)      1,199.9        (54.2)      1,647.6        (89.2)
Other asset-backed........................        539.3         (58.5)        249.8        (26.2)        789.1        (84.7)
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES...........................   $  2,065.0    $   (162.4)   $  3,880.5   $   (206.9)   $  5,945.5   $   (369.3)
EQUITY SECURITIES.........................         49.6          (4.7)         --           --            49.6         (4.7)
                                             ----------    ----------    ----------   ----------    ----------   ----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  2,114.6    $   (167.1)   $  3,880.5   $   (206.9)   $  5,995.1   $   (374.0)
                                             ==========    ==========    ==========   ==========    ==========   ===========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  1,082.7    $    (85.4)   $  1,880.4   $    (93.0)   $  2,963.1   $   (178.4)
                                             ==========    ==========    ==========   ==========    ==========   ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,031.9    $    (81.7)   $  2,000.1   $   (113.9)   $  3,032.0   $   (195.6)
                                             ==========    ==========    ==========   ==========    ==========   ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     93.1    $     (4.5)   $    172.1   $    (21.6)   $    265.2   $    (26.1)
                                             ==========    ==========    ==========   ==========    ==========   ===========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $    (25.4)                $    (39.1)                $    (64.5)
                                                           ==========                 ==========                 ===========
NUMBER OF SECURITIES......................                    1,079                      1,447                      2,526
                                                           ==========                 ==========                 ===========

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                  ------------------------------------------------------------------------------
($ in millions)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ------------------------    -----------------------    -----------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                             ----------    ----------    ----------   ----------    ----------   ----------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                             ----------    ----------    ----------   ----------    ----------   ----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                             ==========    ==========    ==========   ==========    ==========   ==========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                             ==========    ==========    ==========   ==========    ==========   ==========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                             ==========    ==========    ==========   ==========    ==========   ==========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                             ==========    ==========    ==========   ==========    ==========   ==========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ==========                 ==========                 ==========
NUMBER OF SECURITIES......................                      970                      1,882                      2,852
                                                           ==========                 ==========                 ==========

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                  CARRYING                       CARRYING
                                                                    VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                 -----------    -----------     -----------    -----------
PROPERTY TYPE
Apartment buildings..........................................    $      --      $      --       $      13.7    $      14.2
Retail stores................................................           13.9           11.2            51.5           52.1
Industrial buildings.........................................            3.0            3.0             8.4            8.3
Other........................................................            0.1            0.1             0.1            0.1
                                                                 -----------    -----------     -----------    -----------
Subtotal.....................................................           17.0           14.3            73.7           74.7
  Less:  Valuation allowances................................           (1.4)          --              (1.8)          --
                                                                 -----------    -----------     -----------    -----------
MORTGAGE LOANS...............................................    $      15.6    $      14.3     $      71.9    $      74.7
                                                                 ===========    ===========     ===========    ===========

Amounts applicable to the closed block.......................    $      12.7    $      11.4     $      66.5    $      68.5
                                                                 ===========    ===========     ===========    ===========

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2007 and 2006 were $0.0 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $2.9 million and $5.3 million as of December 31, 2007 and 2006, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Valuation allowance, beginning of year.......................................   $       1.8     $      10.7    $       9.9
Additions charged to income..................................................          --              --              0.8
Deductions for write-offs and disposals......................................          (0.4)           (8.9)          --
                                                                                -----------     -----------    -----------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       1.4     $       1.8    $      10.7
                                                                                ===========     ===========    ===========

During the three years ended December 31, 2007, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2007.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Contributions................................................................   $      59.5     $      41.8    $      66.0
Equity in earnings of partnerships...........................................          27.0             3.2           23.8
Distributions................................................................         (30.0)          (23.8)         (94.6)
Proceeds from sale of partnership interests..................................          --             (51.9)         (91.5)
Realized loss on sale of partnership interests...............................          --               2.4          (13.9)
                                                                                -----------     -----------    -----------
Change in venture capital partnerships.......................................          56.5           (28.3)        (110.2)
Venture capital partnership investments, beginning of period.................         116.8           145.1          255.3
                                                                                -----------     -----------    -----------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     173.3     $     116.8    $     145.1
                                                                                ===========     ===========    ===========

AMOUNTS APPLICABLE TO THE CLOSED BLOCK.......................................   $     157.3     $      97.9    $      73.4
                                                                                ===========     ===========    ===========

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2007 or 2006.

There were no earnings from affiliate securities during 2007 or 2006.

Aberdeen Asset Management PLC (Aberdeen)

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                   AS OF DECEMBER 31,
($ in millions)                                                                                 --------------------------
                                                                                                    2007           2006
                                                                                                -----------    -----------
Transportation and other equipment leases...................................................    $      57.7    $      60.3
Mezzanine partnerships......................................................................          151.6          100.9
Affordable housing partnerships.............................................................           17.7           19.6
Derivative instruments (Note 13)............................................................           22.7            7.0
Real estate.................................................................................           48.1           73.0
Other partnership interests(1)..............................................................          119.3           46.1
                                                                                                -----------    -----------
OTHER INVESTED ASSETS.......................................................................    $     417.1    $     306.9
                                                                                                ===========    ===========

Amounts applicable to the closed block......................................................    $     123.7    $      85.5
                                                                                                ===========    ===========

------------
(1)  Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007, our Life Companies had on deposit securities with a fair value of $67.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt securities..............................................................   $     764.1     $     792.1    $     806.8
Equity securities............................................................           8.2             7.0            6.3
Mortgage loans...............................................................           1.7             6.2           20.2
Venture capital partnerships.................................................          27.0             3.2           23.8
Policy loans.................................................................         179.5           169.3          165.8
Other investments............................................................          43.8            40.0           47.8
Other income.................................................................           8.3            --             --
Cash and cash equivalents....................................................          15.2            13.0            5.9
                                                                                -----------     -----------    -----------
Total investment income......................................................       1,047.8         1,030.8        1,076.6
Discontinued operations......................................................          (7.5)           (6.6)          (4.8)
Investment expenses..........................................................         (21.2)          (15.1)         (15.5)
                                                                                -----------     -----------    -----------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,019.1         1,009.1        1,056.3
Debt and equity securities pledged as collateral (Note 12)...................          15.7            19.0           33.9
                                                                                -----------     -----------    -----------
NET INVESTMENT INCOME........................................................   $   1,034.8     $   1,028.1    $   1,090.2
                                                                                ===========     ===========    ===========

Amounts applicable to the closed block.......................................   $     571.6     $     540.7    $     556.5
                                                                                ===========     ===========    ===========

For 2007, 2006 and 2005, net investment income was lower by $16.7 million, $12.1 million and $15.4 million, respectively, due to non-income producing debt securities. Of these amounts, $8.8 million, $8.4 million and $12.1 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt security impairments....................................................   $     (46.4)    $      (7.9)   $     (31.2)
Equity security impairments..................................................          (0.5)           --             (2.1)
Mortgage loan impairments....................................................          --              --             (0.8)
Affiliate equity security impairments........................................          --              --             --
Other invested asset impairments.............................................          (3.9)           --             --
Debt and equity securities pledged as collateral impairments.................          (0.8)           (1.0)          (1.2)
                                                                                -----------     -----------    -----------
IMPAIRMENT LOSSES............................................................         (51.6)           (8.9)         (35.3)
                                                                                -----------     -----------    -----------
Debt security transaction gains..............................................          21.9            62.1           19.2
Debt security transaction losses.............................................          (9.3)          (20.1)         (37.2)
Equity security transaction gains............................................          12.5            25.7            5.8
Equity security transaction losses...........................................          (3.0)           (3.8)         (12.5)
Mortgage loan transaction gains..............................................           1.4             3.2           --
Venture capital partnership transaction gains (losses).......................          --               2.4          (13.9)
Affiliate equity security transaction gains..................................          13.7            10.4           14.4
Affiliate equity security transaction losses.................................          --              --            (10.7)
Real estate transaction gains................................................           1.6            --             --
Real estate transaction losses...............................................          (0.2)           --             (0.6)
Debt and equity securities pledged as collateral gains.......................           2.6            --              2.5
Debt and equity securities pledged as collateral losses......................          (0.8)           --             --
Other investments transaction gains..........................................           8.9             2.8           15.1
Other investments transaction losses.........................................          (5.9)           --             --
                                                                                -----------     -----------    -----------
NET TRANSACTION GAINS (LOSSES)...............................................          43.4            82.7          (17.9)
                                                                                -----------     -----------    -----------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      (8.2)    $      73.8    $     (53.2)
                                                                                ===========     ===========    ===========

Debt security impairments during 2007 reflected the effects of credit impairments related to the sub-prime, Alt-A and second-lien residential mortgage markets, including a $17.1 million full impairment of a direct investment in a collateralized debt obligation.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt securities..............................................................   $    (246.3)    $    (125.9)   $    (313.0)
Equity securities............................................................           1.2            12.7            2.6
Debt and equity securities pledged as collateral.............................         (16.4)           (9.1)         (93.3)
Other investments............................................................          (1.6)           --             (7.5)
                                                                                -----------     -----------    -----------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (263.1)    $    (122.3)   $    (411.2)
                                                                                ===========     ===========    ===========

Net unrealized investment losses.............................................   $    (263.1)    $    (122.3)   $    (411.2)
                                                                                -----------     -----------    -----------
Applicable policyholder dividend obligation..................................        (121.5)          (73.8)        (194.8)
Applicable deferred policy acquisition costs.................................         (63.4)          (16.2)         (70.5)
Applicable deferred income tax benefit.......................................         (20.4)           (8.2)         (20.1)
                                                                                -----------     -----------    -----------
Offsets to net unrealized investment losses..................................        (205.3)          (98.2)        (285.4)
                                                                                -----------     -----------    -----------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 15).......................................   $     (57.8)    $     (24.1)   $    (125.8)
                                                                                ===========     ===========    ===========

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Debt security purchases......................................................   $  (3,923.2)    $  (4,451.0)   $  (4,500.4)
Equity security purchases....................................................         (76.6)          (54.9)        (150.8)
Venture capital partnership investments......................................         (60.0)          (41.8)         (65.7)
Other invested asset purchases...............................................        (159.7)          (88.5)         (87.2)
Policy loan advances, net....................................................         (58.5)          (77.0)         (48.3)
                                                                                -----------     -----------    -----------
INVESTMENT PURCHASES.........................................................   $  (4,278.0)    $  (4,713.2)   $  (4,852.4)
                                                                                ===========     ===========    ===========

Debt securities sales........................................................   $   2,929.8     $   3,653.6    $   2,925.8
Debt securities maturities and repayments....................................       1,370.3         1,580.6        1,367.6
Equity security sales........................................................          68.6            87.4          225.4
Mortgage loan maturities and principal repayments............................          57.7            60.3           79.2
Venture capital partnership capital distributions............................          30.0            75.7          185.9
Real estate and other invested assets sales..................................         118.4           103.7           17.8
                                                                                -----------     -----------    -----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,574.8     $   5,561.3    $   4,801.7
                                                                                ===========     ===========    ===========

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2007.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                                -----------     -----------    -----------
Due in one year or less......................................................   $     436.9     $       3.0    $     439.9
Due after one year through five years........................................       1,892.7             9.6        1,902.3
Due after five years through ten years.......................................       3,589.3            --          3,589.3
Due after ten years..........................................................       6,106.3             3.0        6,109.3
                                                                                -----------     -----------    -----------
TOTAL........................................................................   $  12,025.2     $      15.6    $  12,040.8
                                                                                ===========     ===========    ===========

10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 -----------    -----------     -----------    -----------
7.15% surplus notes..........................................    $     174.0    $     179.6     $     174.0    $     189.6
                                                                 -----------    -----------     -----------    -----------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     179.6     $     174.0    $     189.6
                                                                 ===========    ===========     ===========    ===========

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, we amended and restated our existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009.

Potential borrowers on the credit line are The Phoenix Companies, Inc., PXP and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this facility to Phoenix Life and PXP. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. There are no current borrowings on the credit facility.

The credit facility contains covenants that require us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life must maintain a minimum risk-based capital ratio of 250% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility are not conditioned on the absence of a material adverse change.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
INTEREST EXPENSE INCURRED....................................................   $      12.4     $      14.5    $      14.7
                                                                                ===========     ===========    ===========
INTEREST PAID................................................................   $      12.5     $      14.6    $      14.6
                                                                                ===========     ===========    ===========

11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

     o    Liabilities associated with the guaranteed minimum death benefit
          (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

     o    Liabilities associated with the guaranteed minimum income benefit
          (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                 --------------------------
                                                                                                   2007           2006
                                                                                                -----------    -----------
Debt securities.............................................................................    $     736.7    $     733.0
Equity funds................................................................................        2,895.4        2,591.0
Other.......................................................................................          103.9           92.2
                                                                                                -----------    -----------
TOTAL.......................................................................................    $   3,736.0    $   3,416.2
                                                                                                ===========    ===========

CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2007
($ in millions)                                                                                 --------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                                -----------    -----------
Liability balance as of January 1, 2007.....................................................    $      32.2    $       3.7
Incurred....................................................................................          (26.3)           2.2
Paid........................................................................................           (2.7)          --
                                                                                                -----------    -----------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................    $       3.2    $       5.9
                                                                                                ===========    ===========
CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                 --------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                                -----------    -----------
Liability balance as of January 1, 2006.....................................................    $      32.7    $       2.5
Incurred....................................................................................            3.2            1.2
Paid........................................................................................           (3.7)          --
                                                                                                -----------    -----------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      32.2    $       3.7
                                                                                                ===========    ===========

------------
(1) The reinsurance recoverable asset related to the GMDB was $1.4 million and $21.5 million as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2007 and 2006, 100% of the aggregate account value with the GMWB, GMAB and GPAF features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2007 and 2006, the embedded derivative for GMWB, GMAB and GPAF was immaterial. Benefit payments made for the GMWB, GMAB and GPAF during 2007 or 2006 were immaterial.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                        --------------    --------------     -------------
GMDB return of premium(1)...........................................    $      1,451.0    $          5.5          59
GMDB step up(2).....................................................           1,915.4              37.6          60
GMDB earnings enhancement benefit (EEB)(3)..........................              78.4              --            60
GMDB greater of annual step up and roll up(4).......................              42.5               3.6          63
                                                                        --------------    --------------
TOTAL GMDB AT DECEMBER 31, 2007.....................................    $      3,487.3    $         46.7
                                                                        ==============    ==============

GMIB................................................................    $        716.8                            59
GMAB................................................................             389.8                            55
GMWB................................................................             214.6                            62
GPAF................................................................              43.3                            74
                                                                        --------------
TOTAL AT DECEMBER 31, 2007..........................................    $      1,364.5
                                                                        ==============

------------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) STEP UP: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $34.7 million and $12.7 million, respectively.


12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to 10 collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These 10 collateralized obligation trusts are investment trusts with aggregate assets of $3.6 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $9.1 million, $8.0 million and $8.8 million during the years ended December 31, 2007, 2006 and 2005, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the 10 collateralized obligation trusts is $13.4 million at December 31, 2007 (none of which relates to trusts that are consolidated), all of which relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2007 and 2006 and three as of December 31, 2005. As of December 31, 2007, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.5 million, $0.7 million and $5.0 million for the years ended December 31, 2007, 2006 and 2005, respectively, related to these consolidated obligation trusts.

The other eight variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.4 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $13.4 million (all of which are investment grade debt securities at December 31, 2007).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                           ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                 -----------    -----------     -----------    -----------
Debt securities pledged as collateral........................    $     219.1    $     219.3     $     267.2    $     251.4
Equity securities pledged as collateral......................           --              0.1             0.6            0.3
                                                                 -----------    -----------     -----------    -----------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     219.1    $     219.4     $     267.8    $     251.7
                                                                 ===========    ===========     ===========    ===========

Cash and accrued investment income of $13.4 million and $5.0 million are included in the amounts above at December 31, 2007 and 2006, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $307.2 million and $332.2 million at December 31, 2007 and 2006, respectively, and non-recourse derivative cash flow hedge liability of $10.7 million (notional amount of $211.1 million with maturity of June 1, 2009) and $11.8 million (notional amount of $222.9 million with maturities of 2005-2013) at December 31, 2007 and 2006, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2007 and 2006.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                 -----------    -----------     -----------    -----------
Debt securities pledged as collateral........................    $      29.0    $     (29.2)    $      35.4    $     (19.6)
Equity securities pledged as collateral......................           --             (0.1)            0.4           (0.1)
                                                                 -----------    -----------     -----------    -----------
TOTAL........................................................    $      29.0    $     (29.3)    $      35.8    $     (19.7)
                                                                 ===========    ===========     ===========    ===========
NET UNREALIZED GAINS.........................................                   $      (0.3)    $      16.1
                                                                                ===========     ===========

AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2007
EQUITY SECURITIES PLEDGED AS COLLATERAL:      ----------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                              -----------------------    -----------------------   -----------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                              ----------   ----------    ----------   ----------   ----------   ----------
Corporate..................................   $     --     $     --      $     --     $     (2.0)  $     --     $     (2.0)
Mortgage-backed............................          3.7         (0.4)          7.2        (12.7)        10.9        (13.1)
Other asset-backed.........................          2.6         --             0.2        (14.1)         2.8        (14.1)
                                              ----------   ----------    ----------   ----------   ----------   ----------
DEBT SECURITIES............................   $      6.3   $     (0.4)   $      7.4   $    (28.8)  $     13.7   $    (29.2)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                              ----------   ----------    ----------   ----------   ----------   ----------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $      6.3   $     (0.4)   $      7.4   $    (28.9)  $     13.7   $    (29.3)
                                              ==========   ==========    ==========   ==========   ==========   ==========

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $2.6 million at December 31, 2007. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2007.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2007
($ in millions)                                                                                                   COST
                                                                                                               -----------
Due in one year or less.....................................................................................   $      19.1
Due after one year through five years.......................................................................          16.1
Due after five years through ten years......................................................................          25.9
Due after ten years.........................................................................................         158.2
                                                                                                               -----------
TOTAL DEBT SECURITIES.......................................................................................   $     219.3
                                                                                                               ===========

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2007, 2006 and 2005 is $0.8 million, $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
INCREASE (DECREASE) IN NET INCOME............................................   $       1.0     $      (1.0)   $       1.3
                                                                                ===========     ===========    ===========
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (85.4)    $     (71.2)   $     (67.9)
                                                                                ===========     ===========    ===========

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------
($ in millions)                                                                   2007                      2006
                                                                         ------------------------  ------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                              ----------  -------------  -----------  -----------  -----------  -----------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       --      2007       $      --    $      --    $       0.4  $      --
    Non-hedging derivative instruments....            22      2017               0.2          0.2          2.1          1.2
CROSS CURRENCY SWAPS......................            35    2012-2016           --            2.9         --            1.0
PUT OPTIONS...............................           150    2016-2017           21.5         --            4.0         --
CALL OPTIONS..............................             6      2008               0.5         --           --           --
OTHER.....................................            56      2008               0.5         --            0.5         --
                                              ----------                 -----------  -----------  -----------  -----------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      269                 $      22.7  $       3.1  $       7.0  $       2.2
                                             ===========                  ==========  ===========  ===========  ===========

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

Interest Rate Options

We use interest rate options, such as caps to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate cap gives us the right to receive, over the maturity of the contract, the excess of a reference rate index that is determined. The cash settlement or payoff from these cap contracts is made on a quarterly basis based on the rate difference times notional principal.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                           ---------------------------------------------------------
($ in millions)                                                             2007                           2006
                                                                 --------------------------     --------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 -----------    -----------     -----------    -----------
Cash and cash equivalents....................................    $     366.8    $     366.8     $     289.0    $     289.0
Available-for-sale debt securities (Note 9)..................       11,924.7       11,924.7        12,549.9       12,549.9
Available-for-sale equity securities (Note 9)................          191.8          191.8           174.5          174.5
Mortgage loans (Note 9)......................................           15.6           14.3            71.9           74.7
Debt and equity securities pledged as collateral (Note 12)...          219.1          219.1           267.8          267.8
Derivative financial instruments.............................           22.7           22.7             7.0            7.0
Policy loans (Note 9)........................................        2,380.5        2,495.6         2,322.0        2,415.9
                                                                 -----------    -----------     -----------    -----------
FINANCIAL ASSETS.............................................    $  15,121.2    $  15,235.0     $  15,682.1    $  15,778.8
                                                                 ===========    ===========     ===========    ===========

Investment contracts.........................................    $   1,808.9    $   1,803.9     $   2,228.4    $   2,190.9
Non-recourse collateralized obligations (Note 12)............          317.9          232.5           344.0          272.8
Indebtedness (Note 10).......................................          174.0          179.6           174.0          189.6
Derivative financial instruments.............................            3.1            3.1             2.2            2.2
                                                                 -----------    -----------     -----------    -----------
FINANCIAL LIABILITIES........................................    $   2,303.9    $   2,219.1     $   2,748.6    $   2,655.5
                                                                 ===========    ===========     ===========    ===========

14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Income taxes (benefit) applicable to:
  Current....................................................................   $       5.1     $      26.1    $       6.6
  Deferred...................................................................          33.6            44.6           32.7
                                                                                -----------     -----------    -----------
  Continuing operations......................................................          38.7            70.7           39.3
  Discontinued operations....................................................          (1.5)            0.7            0.6
                                                                                -----------     -----------    -----------
INCOME TAXES APPLICABLE TO NET INCOME........................................          37.2            71.4           39.9
Other comprehensive loss.....................................................         (20.7)           (8.2)         (22.1)
                                                                                -----------     -----------    -----------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      16.5     $      63.2    $      17.8
                                                                                ===========     ===========    ===========

INCOME TAXES PAID (REFUNDED).................................................   $      17.7     $      14.5    $     (14.1)
                                                                                ===========     ===========    ===========

EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                 ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Income from continuing operations before income taxes
  and minority interest......................................................   $     181.4     $     218.7    $     159.2
                                                                                -----------     -----------    -----------
Income taxes at statutory rate of 35.0%......................................          63.5            76.6           55.7
Valuation allowance release..................................................         (11.0)           --             --
Dividends received deduction.................................................          (6.3)           (3.1)          (7.8)
Low income housing tax credit................................................          (4.1)           (4.0)          (4.0)
Tax interest recoveries......................................................          --              --             (5.3)
Historic rehabilitation and other tax credits................................          --              (0.6)          (2.3)
Realized losses (gains) on available-for-sale securities pledged as collateral         (0.4)            0.3           (0.5)
Other, net...................................................................          (3.0)            1.5            3.5
                                                                                -----------     -----------    -----------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      38.7     $      70.7    $      39.3
                                                                                ===========     ===========    ===========

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2007           2006
                                                                                                -----------    -----------
Deferred income tax assets:
Future policyholder benefits................................................................    $     346.3    $     294.1
Unearned premiums/deferred revenues.........................................................          104.5          103.5
Employee benefits...........................................................................           53.3           58.3
Intangible assets...........................................................................            0.1            2.1
Net operating and capital loss carryover benefits...........................................           21.1           13.7
Historic rehabilitation and other tax credits...............................................           29.8           16.4
Foreign tax credits carryover benefits......................................................           14.3           14.3
Other.......................................................................................            1.4            5.0
Valuation allowance.........................................................................           (1.1)         (12.1)
                                                                                                -----------    -----------
GROSS DEFERRED INCOME TAX ASSETS............................................................          569.7          495.3
                                                                                                -----------    -----------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (526.5)        (435.7)
Investments.................................................................................         (111.3)        (126.7)
Other.......................................................................................           (8.7)          --
                                                                                                -----------    -----------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (646.5)        (562.4)
                                                                                                -----------    -----------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (76.8)   $     (67.1)
                                                                                                ===========    ===========

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2007, we had deferred tax assets of $5.5 million and $14.5 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $15.8 million are scheduled to expire between the years 2019 and 2027. The federal capital losses of $41.5 million are scheduled to expire in 2010 and 2012. The state net operating losses of $15.2 million related to the non-life subgroup are scheduled to expire between 2019 and 2026. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million valuation allowance at the end of 2007 and 2006, relative to the state deferred tax assets.

As of December 31, 2007, we had deferred income tax assets of $29.8 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2026.

As of December 31, 2007, we had deferred income tax assets of $14.3 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2016 tax years.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2007 and 2006 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary. During the year, management identified sources of future taxable income that would allow for the realization of the entire foreign tax credit carryover. Accordingly, the valuation allowance related to the Company's foreign tax credit of $11.0 million was released.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:
($ in millions)

Balance at January 1, 2007......................................... $      20.7
Reductions for tax positions of prior years........................        (2.2)
Settlements with taxing authorities................................        (1.1)
                                                                    -----------
BALANCE AT DECEMBER 31, 2007....................................... $      17.4
                                                                    ===========

The entire amount of unrecognized tax benefits at December 31, 2007 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our consolidated U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ in millions)                               -----------------------------------------------------------------------------
                                                        2007                      2006                      2005
                                              -----------------------    -----------------------    -----------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                              ----------   ----------    ----------   ----------    ---------   -----------
Unrealized losses on investments...........   $   (239.3)  $    (37.5)   $   (177.3)  $    (37.8)  $   (358.4)  $    (91.1)
Net realized investment gains (losses) on
  available-for-sale securities included
  in net income............................        (23.8)       (20.3)         55.0         13.7        (52.8)       (34.7)
                                              ----------   ----------    ----------   ----------    ---------   -----------
Net unrealized investment losses...........       (263.1)       (57.8)       (122.3)       (24.1)      (411.2)      (125.8)
Net unrealized foreign currency
  translation adjustment ..................          1.4          0.9          (0.3)        (0.1)        (6.0)        (4.0)
Net unrealized derivative instruments
  gains (losses)...........................         (1.1)        (0.3)          7.1          6.9         82.8         82.8
                                              ----------   ----------    ----------   ----------    ---------   -----------
Other comprehensive loss...................       (262.8)  $    (57.2)       (115.5)  $    (17.3)      (334.4)  $    (47.0)
                                              ----------   ==========    ----------   ==========    ---------   ===========
Applicable policyholder dividend                  (121.5)                     (73.8)                   (194.8)
  obligation...............................
Applicable deferred policy acquisition
  cost amortization........................        (63.4)                     (16.2)                    (70.5)
Applicable deferred income tax benefit.....        (20.7)                      (8.2)                    (22.1)
                                              ----------                 ----------                 ---------
Offsets to other comprehensive income......       (205.6)                     (98.2)                   (287.4)
                                              ----------                 ----------                 ---------
OTHER COMPREHENSIVE LOSS...................   $    (57.2)                $    (17.3)               $    (47.0)
                                              ==========                 ==========                ==========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          -------------------------------------------------
                                                                                  2007                      2006
                                                                         -----------------------   -----------------------
                                                                           GROSS         NET         GROSS         NET
                                                                         ----------   ----------   ----------   ----------
Unrealized gains on investments......................................    $    (77.7)  $    (55.0)  $    185.4   $      2.8
Unrealized foreign currency translation adjustment...................           0.8         --           (0.6)        (0.9)
Unrealized losses on derivative instruments..........................         (34.4)       (18.0)       (33.3)       (17.7)
                                                                         ----------   ----------   ----------   ----------
Accumulated other comprehensive income...............................        (111.3)  $    (73.0)       151.5   $    (15.8)
                                                                         ----------   ==========   ----------   ==========
Applicable policyholder dividend obligation..........................          46.2                     167.7
Applicable deferred policy acquisition costs.........................         (63.6)                     (0.3)
Applicable deferred income taxes.....................................         (20.9)                     (0.1)
                                                                         ----------                ----------
Offsets to accumulated other comprehensive income....................         (38.3)                    167.3
                                                                         ----------                ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................    $    (73.0)               $    (15.8)
                                                                         ==========                ==========

16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes) and $6.5 million ($4.2 million after income taxes) in 2006 and 2005, respectively, primarily in connection with organizational and employment-related costs.


17.  DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realize an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007, 2006 and 2005 was $(3.5) million, $1.1 million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                                ------------------------------------------
                                                                                   2007            2006           2005
                                                                                -----------     -----------    -----------
Statutory capital, surplus, and surplus notes................................   $     848.1     $     932.5    $     873.2
Asset valuation reserve (AVR)................................................         192.6           187.8          210.8
                                                                                -----------     -----------    -----------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,040.7     $   1,120.3    $   1,084.0
                                                                                ===========     ===========    ===========
STATUTORY GAIN FROM OPERATIONS...............................................   $     115.2     $     131.6    $     106.2
                                                                                ===========     ===========    ===========
STATUTORY NET INCOME.........................................................   $      80.0     $     162.0    $      61.0
                                                                                ===========     ===========    ===========

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $92.2 million in 2007 and is able to pay $83.8 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $83.8 million in 2008, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                  ---------------------------------------------------------
                                                                            2007                           2006
                                                                 --------------------------     --------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                 -----------    -----------     -----------    -----------
Real estate..................................................    $     106.8    $      36.1     $     105.5    $      37.0
Equipment....................................................          213.1           49.2           200.2           40.9
Leasehold improvements.......................................           --             --               0.8            0.7
                                                                 -----------    -----------     -----------    -----------
Premises and equipment cost and carrying value...............          319.9    $      85.3           306.5    $      78.6
                                                                                ===========                    ===========
Accumulated depreciation and amortization....................         (234.6)                        (227.9)
                                                                 -----------                    -----------
PREMISES AND EQUIPMENT.......................................    $      85.3                    $      78.6
                                                                 ===========                    ===========

Depreciation and amortization expense for premises and equipment for 2007, 2006 and 2005 totaled $12.8 million, $12.1 million and $9.2 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $3.0 million, $2.7 million and $2.4 million in 2007, 2006 and 2005, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $12.4 million as of December 31, 2007, payable as follows: 2008, $2.5 million; 2009, $2.1 million; 2010, $2.0 million; 2011, $1.4 million; 2012, $1.0 million; and thereafter, $3.5 million.

20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $11.6 million, $9.8 million and $9.4 million for 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $0.5 million, as of December 31, 2007 and 2006, respectively. Through July 2007, PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.0 million and $0.7 million as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $0.5 million, $1.8 million and $1.9 million for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.6 million as of December 31, 2007.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% for the year ended December 31, 2005. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3.0 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2007 and 2006 were $42.0 million and $54.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $60.2 million, $48.9 million and $45.3 million for 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2.4 million and $0.5 million, as of December 31, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2007, 2006 and 2005, we incurred $62.3 million, $50.1 million and $37.6 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $3.9 million and $2.4 million as of December 31, 2007 and 2006, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in October 2007, the New York State Insurance Department commenced the on-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In May 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2007, we had committed $164.4 million under such investments, of which $62.6 million is expected to be disbursed by December 31, 2008.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $13.3 million at December 31, 2007.

                                    Part C

                               Other Information

Item 26.  Exhibits

(a) Board of Directors Resolution.

    Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to April 29, 1998 Post-Effective Amendment No. 14 filed via EDGAR on Form S-6 (File No. 033-06793).

(b) Custodian Agreements.

    Not applicable.

(c) Underwriting Contracts.

    (1) Master Service and Distribution Compliance Agreement dated November 1, 2000, between Depositor and Phoenix Equity Planning Corporation, is incorporated by reference to April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

    (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to April 22, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

(d) Contracts.

    Version A:

    (1) Estate Edge(R) - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V602 of Depositor is incorporated by reference to Registrant's March 12, 1997 EDGAR filing on Form S-6 (File No. 333-23171).

    (2) Estate Term Rider, Form UR36 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (3) LifePlan Options Rider, Form UR74 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (4) Conditional Exchange Option Rider, Form VR13 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (6) Disability Benefit Rider, Form VR15 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (7) Policy Split Option Rider, Form VR16 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (9) Conversion to Universal Life Rider, Form VR30 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    (10) Age 100+ Rider, Form VR40 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No. 13, EDGAR filing on Form N-6 (File No. 333-23171).

    Version B:

    (1) Estate Strategies - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V611 of Depositor, is incorporated by reference to Registrant's February 14, 2001 Post-Effective Amendment No. 8 EDGAR filing on form S-6 (File No. 333-23171).

    (2) Estate Term Rider, Form UR36 of the Depositor, listed under Version A, above.

    (3) LifePlan Options Rider, Form UR74 of the Depositor, listed under Version A, above.

    (4) Conditional Exchange Option Rider, Form VR13 of the Depositor, listed under Version A, above.

    (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor, listed under Version A, above.

    (6) Disability Benefit Rider, Form VR15 of the Depositor, listed under Version A, above.

    (7) Policy Split Option Rider, Form VR16 of the Depositor, listed under Version A, above.

    (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor, listed under Version A, above.

    (9) Conversion to Universal Life Rider, Form VR30 of the Depositor, listed under Version A, above.

    (10) Age 100+ Rider, Form VR41 of the Depositor is incorporated by reference to Registrant's February 27, 2003 Post-Effective Amendment No., 13 EDGAR filing on Form N-6 (File No. 333-23171).

(e) Applications

    Version A:

Form of application for Estate Edge(R) Form No. OL2556 is incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-23171), filed via EDGAR on April 25, 2007.

    Version B:

Form of application for Estate Strategies is incorporated by reference to Registrant's February 14, 2001 Post-Effective Amendment No. 8 EDGAR filing on Form S-6 (File No. 333-23171).

(f) Depositor's Certificate of Incorporation and By-Laws.

    (1) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004, is incorporated by reference to April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File
         No. 333-23171).

    (2) Amended and Restated By-laws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(g) Reinsurance Contracts.

Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007.

(h) Participation Agreements.

    (1) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 333-23171).

         (a) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 333-23171).

         (b) Amendment dated May 3, 2004 to Participation Agreement between Phoenix Life Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
             No. 333-76778) filed via EDGAR on April 27, 2006.


         (c) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

         (d) Amendment No.4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

         (e) Amendment No.5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, Phoenix Life and Annuity Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

    (2) Amended and Restated Fund Participation Agreement dated May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.


    (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's
         April 29, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No. 033-06793).

    (4) Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

         (a) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).


         (b) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).

         (c) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.


    (5) Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc. and Phoenix Life Insurance Company, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File Number 333-123035) filed via EDGAR on December 19, 2006.

    (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's April 30, 2002 Post-Effective Amendment No. 11 EDGAR filing on Form S-6 (File No.333-23171).


    (7) (a) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

         (b) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636) filed via EDGAR on July 11, 2008.

         (c) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636) filed via EDGAR on July 11, 2008.

             (i) Amendment and Assignment dated as of June 6, 2007 between
                 Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and Phoenix Life Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No. 1 to Initial Registration Statement filed on Form N-6 (File No. 333-143656) filed via EDGAR on November 7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1) amends the Participation Agreement to delete the affected portfolios; and (2) creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)


    (8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment
         No. 21 EDGAR filing on Form S-6 (File No. 033-06793).

    (9) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File
         No. 333-23171).

    (10) Fund Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

    (11) Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.


   (12) (a) Amended and Restated Participation Agreement dated January 1, 2007 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376) filed via EDGAR on February 20, 2007.

         (b) Amendment No. 1 to Amended and Restated Participation Agreement dated March 1, 2008, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Form N-6 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR On April 4, 2008.


    (13) Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

    (14) Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

    (15) Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

    (16) Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

    (17) Participation Agreement dated February 1, 2008 among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File
         No. 002-78020), filed via EDGAR on April 30, 2008.



(i) Administrative Contracts.

    (1) Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

    (2) First Amendment to Service Agreement dated November 11, 2003 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 16 EDGAR filing on Form N-6 (File No. 333-23171).

    (3) Second Amendment to Service Agreement dated February 27, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to the Registrants
         April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).

    (4) Third Amendment to Service Agreement dated November 15, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to the Registrants
         April 25, 2005 Post-Effective Amendment No. 17 EDGAR filing on Form N-6 (File No. 333-23171).


    (5) Fourth Amendment to Service Agreement dated November 13, 2005 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 18 EDGAR filing on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

    (6) Fifth Amendment to Service Agreement dated November 13, 2007 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No.1 to Initial Registration Statement on Form N-6 (File No. 333-149105) filed via EDGAR on July 11, 2008.


(j) Other Material Contracts.

    (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on
         September 7, 2007.

    (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

    (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

    (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

    (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company , Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

(k) Legal Opinion.

    (1) Opinion and Consent of Counsel of Michele Drummey, Esq., is filed herewith.

(l) Actuarial Opinion.

    Not applicable.

(m) Calculation.

    Not applicable.

(n) Other Opinions.

    (1)  Consent of Independent Registered Public Accounting Firm
         PricewaterhouseCoopers LLP, is filed herewith.


    (2) (a) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.

         (b) Powers of Attorney for Augustus K. Oliver, II, Director and Arthur
             F. Weinbach, Director, are incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.


(o) Omitted Financial Statements.

    Not applicable.

(p) Initial Capital Agreements.

    Not applicable.

(q) Redeemability Exemption.

    Not applicable.

Item 27.  Directors and Officers of the Depositor.


Name and Principal Business Address      Positions and Offices with Depositor
-----------------------------------      -------------------------------------
Sal H. Alfiero                           Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily                          Director
The Brookings Institution
Washington, DC

Jean S. Blackwell                        Director
Cummins Inc.
Columbus, IN

Peter C. Browning*                       Director

Arthur P. Byrne                          Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*                      Director

Gordon J. Davis, Esq.                    Director
Dewey and LeBoeuf, LLP
New York, NY

John H. Forsgren*

Ann Maynard Gray*                        Director

John E. Haire*                           Director

Jerry J. Jasinowski*                     Director

Thomas S. Johnson*                       Director
New York, NY

Augustus K. Oliver, II                   Director
Oliver Press Partners, LLC
152 West 57/th/ Street
46/th/ Floor
New York, NY

Arthur F. Weinbach                       Director
Broadridge Financial Solutions, Inc.
5 ADP Boulevard
Roseland, NJ

Dona D. Young*                           Director, Chairman of the Board,
                                         President and Chief Executive Officer

Philip K. Polkinghorn*                   Senior Executive Vice President and
                                         President, Life and Annuity

Tracy L. Rich*                           Executive Vice President, General
                                         Counsel and Secretary

Name and Principal Business Address      Positions and Offices with Depositor
-----------------------------------      -------------------------------------
James D. Wehr*                           Senior Executive Vice President and
                                         Chief Investment Officer

Peter A. Hofmann*                        Senior Executive Vice President,
                                         Chief Financial Officer and Treasurer

David R. Pellerin*                       Senior Vice President and Chief
                                         Accounting Officer


* The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
   Phoenix Distribution Holding Company (100%) Connecticut

   WS Griffith Securities, Inc. (100%) New York

   Phoenix Investment Management Company (100%) Connecticut

       Virtus Investment Partners, Ltd. (100%) Delaware
          DP Holdings, Ltd. (100%) New Brunswick, Canada

          DPCM Holdings, Inc. (100%) Illinois
          Duff & Phelps Investment Management Company (100%) Illinois
          Goodwin Capital Advisers, Inc. (100%) New York
          Kayne Anderson Rudnick Investment Management, LLC (100%) California Pasadena Capital Corporation (100%) California
              Engemann Asset Management (100%) California

          Virtus Alternative Investment Advisers, Inc. (100%) Connecticut

          Phoenix Equity Planning Corporation (100%) Connecticut

          Virtus Investment Advisers, Inc. (100%) Massachusetts
          Zweig Advisers LLC (100%) Delaware
          Euclid Advisors LLC (100%) New York

          Rutherford Financial Corporation (100%) Delaware
          Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
          SCM Advisors, LLC (100%) California
          Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York
   Phoenix Foundation (0%) Connecticut

   Next Generation Ventures LLC (50%) Connecticut

   Phoenix Life Separate Account B (100%) New York
   Phoenix Life Separate Account C (100%) New York
   Phoenix Life Separate Account D (100%) New York
   Phoenix Life Variable Accumulation Account (100%) New York
   Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut
       American Phoenix Life and Reassurance Company (100%) Connecticut
              Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania

              AGL Life Assurance Company (100%) Pennsylvania

          PFG Distribution Company (100%) Delaware
          Philadelphia Financial Group, Inc. (100%) Delaware
       PHL Variable Insurance Company (100%) Connecticut
          PHL Variable Accumulation Account (100%) Connecticut

          PHL Variable Accumulation Account II (100%) Connecticut

          PHLVIC Variable Universal Life Account (100%) Connecticut Phoenix Founders, Inc. (100%) Connecticut
       Phoenix International Capital Corporation (100%) Connecticut
          Practicare, Inc. (100%) Delaware
   Phoenix Life and Annuity Company (100%) Connecticut
       Phoenix Life and Annuity Variable Universal Life Account (100%)
       Connecticut
       Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
       PML International Insurance Limited (100%) Bermuda
   The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
Phoenix Life Solutions, Inc. (100%) Delaware


   The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29.  Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any person of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1, of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:


(1) is or was a Director, officer or employee of the Company; or


(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter.

    1.1. Phoenix Equity Planning Corporation ("PEPCO")

    (a)  PEPCO serves as the principal underwriter for the following entities:


      Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, The Phoenix Edge Series Fund, Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust, and Virtus Opportunities Trust.

    (b)  Directors and Executive Officers of PEPCO.


Name                             Position
-------------------------------  --------------------------------------------
George R. Aylward, Jr.**         Director and Executive Vice President

John H. Beers*                   Vice President and Secretary

John R. Flores*                  Vice President and Secretary

David G. Hanley**                Vice President and Treasurer

David C. Martin**                Vice President and Chief Compliance Officer

Philip K. Polkinghorn*           Director, Executive Vice President



* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 100 Pearl Street, Hartford, CT
   06103

    (c)

                      Net        Compensation Events
Name of          Underwriting      Occasioning the
Principal        Discounts and Deduction of a Deferred  Brokerage     Other
Underwriter       Commissions         Saleshead        Commissions Compensation
-----------      ------------- ----------------------- ----------- ------------
PEPCO...........       0                  0                 0           0

Item 31. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and the Rules under it, are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 32. Management Services.

Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

                    Year                           Fee Paid
                    ----                           --------
                    2007.......................... $ 95,000
                    2006.......................... $101,000
                    2005.......................... $ 86,000

Item 33. Fee Representation.

Pursuant to Section 26(f)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 23 to registration statement under Rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 23 to registration statement (File No. 333-23171) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 17th day of December, 2008.


                                         PHOENIX LIFE VARIABLE UNIVERSAL LIFE
                                         ACCOUNT
                                         (Registrant)

                                             By:
                                                  ------------------------------
                                                  *Dona D. Young, Chairman of
                                                  the Board, President and
                                                  Chief Executive Officer of
                                                  Phoenix Life Insurance Company

                                         PHOENIX LIFE INSURANCE COMPANY
                                         (Depositor)

                                             By:
                                                  ------------------------------
                                                  *Dona D. Young, Chairman of
                                                  the Board, President and
                                                  Chief Executive Officer

                                             By:  /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah, as
                                                  Attorney-in-Fact pursuant to
                                                  Powers of Attorney


By:  /s/ Kathleen A. McGah
     ------------------------------
     *Kathleen A. McGah, as
     Attorney-in-Fact pursuant to
     Powers of Attorney


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on this 17th day of December, 2008.


               Signature                                 Title
---------------------------------------  -------------------------------------

---------------------------------------  Director
            *Sal H. Alfiero

---------------------------------------  Director
           *Martin N. Baily

---------------------------------------  Director
          *Jean S. Blackwell

---------------------------------------  Director
          *Peter C. Browning

---------------------------------------  Director
           *Arthur P. Byrne

---------------------------------------  Director
          *Sanford Cloud, Jr.

---------------------------------------  Director
           *Gordon J. Davis

               Signature                                 Title
---------------------------------------  -------------------------------------

---------------------------------------  Director
           *John H. Forsgren

---------------------------------------  Director
           *Ann Maynard Gray

---------------------------------------  Director
            *John E. Haire

---------------------------------------  Director
         *Jerry J. Jasinowski

---------------------------------------  Director
          *Thomas S. Johnson

---------------------------------------  Director
       *Augustus K. Olliver, II

---------------------------------------  Director
          *Arthur F. Weinbach

---------------------------------------  Chairman of the Board, President and
            *Dona D. Young               Chief Executive Officer

---------------------------------------  Chief Accounting Officer
          *David R. Pellerin

---------------------------------------  Chief Accounting Officer
           *Peter A. Hofmann



By:  /s/ Kathleen A. McGah
     ------------------------------
     *Kathleen A. McGah, as
     Attorney-in-Fact pursuant to
     Powers of Attorney

                                 Exhibit Index


Exhibit 26(k)    Opinion and Consent of Counsel

Exhibit 26(n)(1) Consent of Independent Registered Public Accounting Firm